                     GE Life & Annuity Separate Account II
                               Prospectus For The
    Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
                             Policy Form P1251 5/99

                                   issued by:
                     GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

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This prospectus describes a flexible premium joint and last survivor variable life insurance policy offered by GE Life and Annuity Assurance Company ("we," "us," "our," the "Company", or "GE Life & Annuity"). It is underwritten on an individual basis. The Policy provides life insurance protection, premium flexibility, and the ability to change death benefits.

The Policy provides insurance on the lives of two Insureds. We will pay Death Proceeds only on the death of the Last Insured. The amount of the Death Proceeds will depend in part on the death benefit option the Owner ("you" or "your") selects. You can elect one of two death benefit options under the Policy. Under Option A, the Death Benefit will equal the greater of (1) the Specified Amount plus the Policy's Account Value, or (2) the Account Value multiplied by the applicable corridor percentage. Under Option B, the Death Benefit will equal the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the applicable corridor percentage. We guarantee that your Death Benefit will at least equal the Specified Amount so long as your Policy is in force.

You direct your premiums to the Investment Subdivisions of Separate Account II. Each Investment Subdivision invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

GE Investments Funds, Inc.:
  Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly Mid Cap Equity Fund)

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

Salomon Brothers Variable Series Fund Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in Separate Account II.

You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with the Policy might not be to your advantage.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

This Prospectus contains information about Separate Account II that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

  The date of this Prospectus is May 1, 2000.

Table of Contents

Definitions.................................................................   6
Policy Summary..............................................................   8
Portfolio Annual Expense Table..............................................  12
 Other Policies.............................................................  14
Risk Summary................................................................  15
GE Life and Annuity Assurance Company.......................................  17
 State Regulation...........................................................  17
Separate Account II.........................................................  18
 Changes to Separate Account II.............................................  18
The Portfolios..............................................................  19
 Investment Subdivisions....................................................  19
 Your Right to Vote Portfolio Shares........................................  27
Charges and Deductions......................................................  28
 Premium Charge.............................................................  28
 Mortality and Expense Risk Charge..........................................  28
 Monthly Deduction..........................................................  29
 Cost of Insurance..........................................................  29
 Surrender Charge...........................................................  30
 Partial Surrender Processing Fee...........................................  32
 Transfer Charge............................................................  32
 Other Charges..............................................................  32
 Reduction of Charges for Group Sales.......................................  32
The Policy..................................................................  34
 Applying for a Policy......................................................  34
 Owner......................................................................  34
 Beneficiary................................................................  34
 Changing the Beneficiary...................................................  35
 Canceling a Policy.........................................................  35
Premiums....................................................................  36
 General....................................................................  36
 Tax Free Exchanges (1035 Exchanges)........................................  36
 Certain Internal Exchanges.................................................  36
 Periodic Premium Plan......................................................  37
 Minimum Premium Payment....................................................  37
 Allocating Premiums........................................................  37

How Your Account Value Varies...............................................  39
 Account Value..............................................................  39
 Surrender Value............................................................  39
 Investment Subdivision Values..............................................  39
 Unit Values................................................................  39
 Net Investment Factor......................................................  40
Transfers...................................................................  41
 General....................................................................  41
 Dollar-Cost Averaging......................................................  41
 Portfolio Rebalancing......................................................  42
 Transfers by Third Parties.................................................  43
Death Benefits..............................................................  44
 Amount of Death Proceeds...................................................  44
 Death Benefit Options......................................................  44
 Changing the Death Benefit Option..........................................  45
 Changing the Specified Amount..............................................  45
Surrenders And Partial Surrenders...........................................  47
 Surrenders.................................................................  47
 Partial Surrenders.........................................................  47
 Effect of Partial Surrenders on Account Value and Death Proceeds...........  47
Loans.......................................................................  48
 General....................................................................  48
 Preferred Policy Debt......................................................  48
 Interest Rate Charged......................................................  48
 Repayment of Policy Debt...................................................  49
 Effect of Policy Loans.....................................................  49
Termination.................................................................  50
 Premium to Prevent Termination.............................................  50
 Your Policy will Remain in Effect During the Grace Period..................  50
 Reinstatement..............................................................  50
Payments And Telephone Transactions.........................................  51
 Requesting Payments........................................................  51
 Telephone Transactions.....................................................  51
Tax Considerations..........................................................  52
 Federal Tax Matters........................................................  52
 Introduction...............................................................  52
 Tax Status of the Policy...................................................  52
 Tax Treatment of Policies-- General........................................  53
 Special Rules for Modified Endowment Contracts.............................  55
 Income Tax Withholding.....................................................  56
 Tax Status of the Company..................................................  56
 Changes in the Law and Other Considerations................................  56

Other Policy Information....................................................  57
 Optional Payment Plans.....................................................  57
 Dividends..................................................................  58
 Incontestability...........................................................  58
 Suicide Exclusion..........................................................  58
 Misstatement of Age or Gender..............................................  58
 Written Notice.............................................................  59
 Trustee....................................................................  59
 Other Changes..............................................................  59
 Reports....................................................................  59
 Change of Owner............................................................  60
 Supplemental Benefits......................................................  60
 Using the Policy as Collateral.............................................  60
 Reinsurance................................................................  60
 Legal Proceedings..........................................................  61
Additional Information......................................................  62
 Sale of the Policies.......................................................  62
 Legal Matters..............................................................  62
 Experts....................................................................  62
 Actuarial Matters..........................................................  63
 Financial Statements.......................................................  63
 Executive Officers and Directors...........................................  64
 Other Information..........................................................  65
Hypothetical Illustrations..................................................  66

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- The total amount under the Policy in each Investment Subdivision and the General Account.

Age -- The age of each Insured at his or her birthday nearest the Policy Date or a Policy Anniversary.

Attained Age -- For each Insured, an Insured's Age on the Policy Date plus the number of full years since the Policy Date.

Beneficiary -- The person or entity you designate to receive the Death Proceeds payable at the death of the Last Insured.

Continuation Agreement -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

Continuation Period -- The number of Policy Years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

Death Period -- The amount determined under the Death Benefit Option in effect as of the date of death of the Last Insured.

Death Proceeds -- The total amount payable to the Beneficiary upon the death of the Last Insured.

Fund -- Any open-end management investment company or unit investment trust in which Separate Account II invests.

General Account -- Assets of GE Life & Annuity other than those allocated to Separate Account II or any of our other separate accounts.

Home Office -- Our offices at 6610 West Broad Street, Richmond, Virginia 23230, 1-804-281-6000.

Insured(s) -- The person(s) whose lives are insured under the Policy.

Investment Subdivision -- A subdivision of Separate Account II, the assets of which invest exclusively in a corresponding portfolio of a Fund. Not all Investment Subdivisions may be available in all states or markets.

Last Insured -- The last Insured to die.

Monthly Anniversary Date -- The same day in each month as the Policy Date.

Net Premium -- The portion of each premium you allocate to one or more Investment Subdivisions. It is equal to the premium paid times the Net Premium Factor.

Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date less (a) divided by (b), where:

  (a) is any outstanding Policy Debt, plus the sum of any partial surrenders to date; and

  (b) is the Net Premium Factor.

Optional Payment Plan -- A plan under which any part of Death Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or a Beneficiary.

Owner -- The person (or persons) who owns (or own) the Policy. "You" or "your" refers to the Owner or Joint Owners. You may also name Contingent Owners.

Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.

Policy -- The Policy with any attached application(s), any riders, and endorsements.

Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy Years and Anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

Policy Debt -- The amount of outstanding loans plus accrued interest. We deduct Policy Debt from proceeds payable at the death of the Last Insured, or at the time of surrender.

Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

Separate Account II -- GE Life & Annuity Separate Account II, the segregated asset account of GE Life & Annuity to which you allocate Net Premiums.

Specified Amount -- An amount we use in determining the insurance coverage.

Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to Account Value minus any Policy Debt and minus any applicable surrender charge.

Unit Value -- A unit of measure we use to calculate the Account Value for each Investment Subdivision.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that the Investment Subdivision's corresponding Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading of the New York Stock Exchange on the next succeeding Valuation Day.

Policy Summary

PREMIUMS

 . You select a premium payment plan. You are not required to pay premiums according to the plan, but may vary frequency and amount, within limits, and can skip planned premiums. See Periodic Premium Plan.

 . Premium amounts depend on each Insured's Age, gender (where applicable), rating class, the Specified Amount selected, and any supplemental benefit riders. See Premiums.

 . You may make unscheduled premium payments, within limits. See Premiums.

 . Under certain circumstances, you may have to pay extra premiums to prevent termination. See Premium to Prevent Termination.

DEDUCTIONS FROM PREMIUMS

 . If the initial Specified Amount is $500,000 or more, we currently deduct a 3
  1/2% premium charge (5% maximum) from each premium before we place it in an Investment Subdivision. If the initial Specified Amount is at least $250,000 but less than $500,000, we currently deduct a 6 1/2% premium charge (8% maximum). We currently do not deduct the maximum premium charge but reserve the right to do so. We refer to the premium minus the premium charge as a Net Premium. We do not assess a premium charge against the policy loan portion of a premium received from the rollover of a life insurance policy. See Premium Charge.

ALLOCATION OF NET PREMIUMS

 . You allocate your Net Premiums among up to seven of the Investment
  Subdivisions of Separate Account II at any given time. Until 1) the date we approve the application, 2) the date we receive all necessary forms (including any subsequent amendments to your application), and 3) the date we receive the entire initial premium, we will place any premiums you pay in a non-interest bearing account. We will then allocate your Net Premiums to the Investment Subdivisions you designate or, for states that require the refund of premiums during the free look period, we will allocate Net Premiums to the Money Market Investment Subdivision for 15 days, then to Investment Subdivisions you designate. We anticipate revising this allocation procedure within the second or third quarter of 2000 to allow immediate allocation during the free look period to the Investment Subdivisions you choose. The actual practice will be set forth in your policy. See Allocating Premiums.

 . The Investment Subdivisions invest in corresponding portfolios of the following Funds:


 The Alger American Fund            Goldman Sachs Variable Insurance Trust (VIT)
  Alger American Growth Portfolio    Goldman Sachs Growth and Income Fund
  Alger American Small               Goldman Sachs Mid Cap Value Fund
     Capitalization Portfolio             (formerly Mid-Cap Equity Fund)
     Federated Insurance Series

 Federated American
  Leaders Fund II                   Janus Aspen Series
 Federated High Income Bond Fund II  Aggressive Growth Portfolio
 Federated Utility Fund II           Balanced Portfolio
                                     Capital Appreciation Portfolio
 Fidelity Variable Insurance         Flexible Income Portfolio
    Products Fund                    Global Life Science
  VIP  Equity-Income Portfolio       Global Technology Portfolio
  VIP Growth Portfolio               Growth Portfolio
  VIP Overseas Portfolio             International Growth Portfolio
                                     Worldwide Growth Portfolio

Fidelity Variable Insurance Products
  Fund II                           Oppenheimer Variable Account Funds
 VIP II Asset Manager Portfolio       Oppenheimer Aggressive Growth Fund/VA
 VIP II Contrafund Portfolio          Oppenheimer Bond Fund/VA
                                      Oppenheimer Capital Appreciation Fund/VA
Fidelity Variable Insurance Funds     Oppenheimer High Income Fund/VA
 Products Fund III                    Oppenheimer Multiple Strategies Fund/VA
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities
  Opportunities Portfolio            PBHG Insurance Series Fund,   Inc.
                                      PBHG Growth II Portfolio
GE Investments Funds, Inc.            PBHG Large Cap Growth  Portfolio
 Global Income Fund
 Income Fund                         Salomon Brothers Variable Series Funds Inc
 International Equity Fund            Salomon Investors Fund
 Mid-Cap Value Equity Fund            Salomon Strategic Bond Fund
 (formerly known as Value             Salomon Total Return Fund
    Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund



DEDUCTIONS FROM ASSETS

 Not all of these portfolios may be available in all states or in all markets.

 . Each Fund deducts management fees and other expenses from its assets. For the year ended December 31, 1999, the minimum total annual expenses (as a percentage of average net assets) was .30% and the maximum total annual expenses (as a percentage of average net assets) was 1.09%. See Portfolio Annual Expenses.

 . We deduct a daily mortality and expense risk charge at a current effective annual rate of 0.70% (maximum effective annual rate of 0.70%) from assets in the Investment Subdivisions.

 . We make a monthly deduction from your Account Value for (1) the cost of insurance, (2) a policy charge of $5, (3) an expense charge of up to $.20 per $1,000 of initial Specified Amount, (4) an expense charge of up to $.20 per $1,000 of any increase in Specified Amount and (5) supplemental benefit charges. See Monthly Deduction.

ACCOUNT VALUE

 . Account Value equals the total amount in each Investment Subdivision and the General Account.

 . Account Value serves as the starting point for calculating certain values under a Policy, such as the Surrender Value and the Death Proceeds. Account Value varies from day to day to reflect investment experience of the Investment Subdivisions, charges deducted and other Policy transactions (such as Policy loans, transfers and partial surrenders). See How Your Account Value Varies.

 . You can transfer Account Value among the Investment Subdivisions (subject to certain restrictions). A $10 transfer charge applies to each transfer made after the first transfer in a calendar month. See Transfers for rules and limits. Policy loans reduce the amount available for allocations and transfers.

 . There is no minimum guaranteed Account Value. During the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction and the Net Total Premium is less than the Continuation Amount. After the Continuation Period, the Policy will lapse if the Surrender Value is too low to cover the monthly deduction. See Premium to Prevent
  Termination.

CASH BENEFITS

 . You may take a Policy loan for up to 90% of the difference between Account
  Value and any surrender charges, minus any Policy Debt. See Loans.

 . You may partially surrender your Policy up to a maximum amount. The minimum partial surrender amount is $500, and a processing fee equal to the lesser of $25 or 2% of the amount of the partial surrender will apply to each partial surrender. If you select Death Benefit Option B, you may only make partial surrenders after the first Policy Year. See Partial Surrenders.

 . You can surrender your Policy at any time before the death of the Last
  Insured for its Surrender Value (Account Value minus Policy Debt and minus any applicable surrender charge). A surrender charge will apply during the first 16 Policy Years, for 16 Policy Years after an increase in the Specified Amount, or to the younger Insured's attained age 100 if earlier. The surrender charge will not exceed $60 per $1,000 of Specified Amount. See Surrenders and Surrender Charge.

 . You may choose from a variety of payment options. See Requesting Payments.

DEATH BENEFITS

 . The minimum Specified Amount available is $250,000.

 . We will pay Death Proceeds only upon the death of the Last Insured.

 . You may choose from two death benefit options: Option A (greater of Specified
  Amount plus Account Value, or the applicable corridor percentage multiplied by Account Value); or Option B (greater of Specified Amount, or the applicable corridor percentage multiplied by Account Value). We determine the Specified Amount and Account Value for this purpose as of the date of death of the Last Insured. See Death Benefits.

 . Death Proceeds are payable as a lump sum or under a variety of options.

 . You may change the Specified Amount and the death benefit option. See
  Changing the Specified Amount and Changing the Death Benefit Option for rules and limits.

 . During the Continuation Period, the Policy will remain in force regardless of the sufficiency of Surrender Value so long as the Net Total Premium is at least equal to the Continuation Amount. See Premium to Prevent Termination.

Portfolio Annual Expense Table


This table describes the portfolio fees and expenses. These fees and expenses are shown as a percentage of net assets for the year ended December 31, 1999. The prospectus for each Fund contains more detail concerning a portfolio's fees and expenses.

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):

                          Management Fees                 Other
                            (after fee               Expenses (after
                            waivers as                reimbursement  Total Annual
Portfolio                   applicable)   12b-1 Fees as applicable)    Expenses
---------------------------------------------------------------------------------
The Alger American Fund
 Alger American Small
  Capitalization
  Portfolio                    0.85%         0.00%        0.05%          0.90%
 Alger American Growth
  Portfolio                    0.75          0.00         0.04           0.79
Federated Insurance
 Series
 Federated American
  Leaders Fund II              0.75          0.00         0.13           0.88
 Federated High Income
  Bond Fund II                 0.60          0.00         0.19           0.79
 Federated Utility Fund
  II                           0.75          0.00         0.19           0.94
Fidelity Variable
 Insurance Products
 Fund*/1/
 VIP Equity-Income
  Portfolio                    0.48          0.00         0.09           0.57
 VIP Growth Portfolio          0.58          0.00         0.08           0.66
 VIP Overseas Portfolio        0.73          0.00         0.18           0.91
Fidelity Variable
 Insurance Products Fund
 II*/2/
 VIP II Asset Manager
  Portfolio                    0.53          0.00         0.10           0.63
 VIP II Contrafund
  Portfolio                    0.58          0.00         0.09           0.67
Fidelity Variable
 Insurance Products Fund
 III*/3/
 VIP III Growth & Income
  Portfolio                    0.48          0.00         0.12           0.60
 VIP III Growth
  Opportunities
  Portfolio                    0.58          0.00         0.11           0.69
GE Investments Funds/4/,
 Inc.
 Income Fund                   0.50          0.00         0.07           0.57
 International Equity
  Fund                         1.00          0.00         0.08           1.08
 Mid-Cap Value Equity
  Fund (formerly known
  as Value Equity Fund)        0.65          0.00         0.06           0.71
 Money Market Fund             0.24          0.00         0.06           0.30
 Premier Growth Equity
  Fund                         0.65          0.00         0.03           0.68
 Real Estate Securities
  Fund                         0.85          0.00         0.09           0.94
 S&P 500 Index Fund            0.35          0.00         0.04           0.39
 Total Return Fund             0.50          0.00         0.06           0.56
 US Equity Fund                0.55          0.00         0.06           0.61
Goldman Sachs Variable
 Insurance Trust/5/
 (VIT)
 Goldman Sachs Growth
  and Income Fund              0.75          0.00         0.25           1.00
 Goldman Sachs Mid Cap
  Value Fund (formerly
  known as Mid Cap
  Equity Fund)                 0.80          0.00         0.25           1.05

                         Management Fees                 Other
                           (after fee               Expenses (after
                           waivers as                reimbursement  Total Annual
Portfolio                  applicable)   12b-1 Fees as applicable)    Expenses
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Janus Aspen Series/6/
 Aggressive Growth
  Portfolio -
   Institutional Shares       0.65%         0.00%        0.02%          0.67%
 Balanced Portfolio -
   Institutional Shares       0.65          0.00         0.02           0.67
 Capital Appreciation
  Portfolio -
   Institutional Shares       0.65          0.00         0.04           0.69
 Flexible Income
  Portfolio -
   Institutional Shares       0.65          0.00         0.07           0.72
 Global Life Sciences
  Portfolio - Service
  Shares                      0.65          0.25         0.19           1.09
 Global Technology
  Portfolio - Service
  Shares                      0.65          0.25         0.13           1.03
 Growth Portfolio -
   Institutional Shares       0.65          0.00         0.02           0.67
 International Growth
  Portfolio -
   Institutional Shares       0.65          0.00         0.11           0.76
 Worldwide Growth
  Portfolio -
   Institutional Shares       0.65          0.00         0.05           0.70
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA              0.66          0.00         0.01           0.67
 Oppenheimer Bond
  Fund/VA                     0.72          0.00         0.01           0.73
 Oppenheimer Capital
  Appreciation Fund/VA        0.68          0.00         0.02           0.70
 Oppenheimer High Income
  Fund/VA                     0.74          0.00         0.01           0.75
 Oppenheimer Multiple
  Strategies Fund/VA          0.72          0.00         0.01           0.73
Salomon Brothers
 Variable Trust Series
 Fund/7/ Inc
 Salomon Investors Fund
  Inc.                        0.70          0.00         0.28           0.98
 Salomon Strategic Bond
  Fund                        0.80          0.00         0.20           1.00
 Salomon Total Return
  Fund                        0.75          0.00         0.25           1.00

* The fees and expenses reported for the Variable Insurance Products Fund
  (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.
/1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

/2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

/3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio, total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.

/4/ GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been 0.50%, consisting of 0.44% in management fees and 0.06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.

/5/ Goldman Sachs Asset Management has voluntarily agreed to reduce or limited certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any or the limitations. Absent reimbursements, the expenses during 1999 for Growth and Income Fund would have been total annual expenses of 1.22%, consisting of .75% management fees and .47% other expenses; and for Mid Cap Value Fund total annual expenses of 1.22%, consisting of .80% management fees and .42% other expenses

/6/ Janus Aspen Series expenses (except for the Global Technology and Global
    Life Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

    The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

/7/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 1999 for Investors Fund would have been total annual expenses of 1.15%, consisting of .70% management fees and .45% other expenses; for Strategic Bond Fund total annual expenses of 1.48%, consisting of .75% management fees and .73% other expenses; for Total Return Fund total annual expenses of 1.65%, consisting of .80% managements fees and .85% other expenses.

OTHER POLICIES

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

We offer other variable life insurance policies which also invest in the same portfolios of the Funds. These policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.

Risk Summary








INVESTMENT RISK

Your Account Value is subject to the risk that investment performance will be unfavorable and that your Account Value will decrease. Because we continue to deduct charges from Account Value, if investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deductions so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Account Value, through partial surrenders and Policy loans.

RISK OF TERMINATION

If the Surrender Value of your Policy is too low to pay the Monthly Deduction when due (and, during the Continuation Period, the Net Total Premium is less than the Continuation Amount), the Policy will be in default and a grace period will begin. There is a risk that if withdrawals, loans, and monthly deductions reduce your Surrender Value to too low an amount and/or if the investment experience of your selected Investment Subdivisions is unfavorable, then your Policy could lapse. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions.

TAX RISKS

We intend for the Policy to satisfy the definition of a "life insurance contract" under section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, earnings under the Policy will not be taxed until a distribution is made from the Policy. In addition, death benefits generally will be excludable from income. In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% penalty tax may be imposed on distributions, including loans. See Special Rules for Modified Endowment Contracts. You should consult a qualified tax advisor in all tax matters involving your Policy.

LIMITS ON PARTIAL SURRENDERS

The Policy permits you to take partial surrenders. However, if you selected Option B, you may only make partial surrenders after the first Policy Year.

The minimum partial surrender amount is $500, and we will assess a processing fee on the surrender. There is a limit on the maximum amount you may partially surrender.

Partial surrenders will reduce your Account Value and Death Proceeds. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the Investment Subdivisions as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Investment Subdivisions. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Subdivisions, the effect could be favorable or unfavorable.

A Policy loan also reduces the Death Proceeds. A Policy loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Surrender Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

COMPARISON WITH OTHER INSURANCE POLICIES

The Policy is similar in many ways to universal life insurance. As with universal life insurance:
 . the Owner pays premiums for insurance coverage on the Insureds;
 . the Policy provides for the accumulation of Surrender Value that is payable if the Owner surrenders the Policy during the Insureds' lifetimes;
 . and the Surrender Value may be substantially lower than the premiums paid.

However, the Policy differs from universal life insurance in that it permits you to place your premium in the Investment Subdivisions. The amount and duration of life insurance protection and of the Policy's Account Value will vary with the investment performance of the Investment Subdivisions you select.

The Surrender Value of your Policy may decrease if the investment performance of the Investment Subdivisions to which you allocate Account Value is sufficiently adverse. If the Surrender Value becomes insufficient to cover charges when due and the Continuation Period is not in effect, the Policy will terminate without value after a grace period.

GE Life and Annuity Assurance Company





We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

STATE REGULATION

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of Separate Account II and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulations of other states within which we are licensed to operate.

Separate Account II




We established GE Life & Annuity Separate Account II as a separate investment account on August 21, 1986. Separate Account II currently has forty Investment Subdivisions available under the Policy. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the ten Funds described below.

The assets of Separate Account II belong to us. However, we may not charge the assets in Separate Account II attributable to the Policies with liabilities arising out of any other business which we may conduct. If Separate Account II's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of Separate Account II are credited to or charged against Separate Account II without regard to the income, gains or losses arising out of any other business we may conduct.

Separate Account II is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Separate Account II by the SEC.

CHANGES TO SEPARATE ACCOUNT II
Separate Account II may include other Investment Subdivisions that are not available under the Policy. We may substitute another investment subdivision or insurance company separate account under the Policy if, in our judgment, investment in an Investment Subdivision should no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another investment subdivision or insurance company separate account is in the best interest of Owners. The new Investment Subdivisions may be limited to certain classes of Policies, and the new portfolios may have higher fees and charges than the portfolios they replaced. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law:

 . create new separate accounts;

 . transfer assets of Separate Account II, which we determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

 . add new Investment Subdivisions to or remove Investment Subdivisions from Separate Account II, or combine Investment Subdivisions;

 . remove existing Funds;

 . substitute new Funds for any existing Fund which we determine is no longer appropriate in light of the purposes of the Separate Account;

 . deregister Separate Account II under the 1940 Act; and
 . operate Separate Account II under the direction of a committee or in another form.

The Portfolios

You decide the Investment Subdivisions to which you direct Net Premiums. You may change your premium allocation without penalty or charges. There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your Net Premiums and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 40 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to seven Investment Subdivisions at any one time.

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision          Investment Objective           applicable)
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THE ALGER AMERICAN FUND
Alger American Growth      Seeks long-term capital         Fred Alger
Portfolio                  appreciation by focusing on     Management, Inc.
                           growing companies that
                           generally have broad product
                           lines, markets, financial
                           resources and depth of
                           management. Under normal
                           circumstances, the portfolio
                           invests primarily in the
                           equity securities of large
                           companies. The portfolio
                           considers a large company to
                           have a market capitalization
                           of $1 billion or greater.
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Federated Insurance Series
Fidelity Variable Insurance Products Fund
(VIP)

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
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Alger American Small       Seeks long-term capital        Fred Alger
Capitalization Portfolio   appreciation by focusing on    Management, Inc.
                           small, fast-growing companies
                           that offer innovative
                           products, services or
                           technologies to a rapidly
                           expanding marketplace. Under
                           normal circumstances, the
                           portfolio invests primarily in
                           the equity securities of small
                           capitalization companies. A
                           small capitalization company
                           is one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P(R)
                           Small Cap 600 Index.
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FEDERATED INSURANCE SERIES
Federated American         Seeks long-term growth of      Federated
Leaders Fund II            capital with a secondary       Investment
                           objective of providing income. Management Company
                           Seeks to achieve its objective
                           by investing, under normal
                           circumstances, at least 65% of
                           its total assets in common
                           stock of "blue chip"
                           companies.
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Federated High Income      Seeks high current income by   Federated
Bond Fund II               investing primarily in a       Investment
                           diversified portfolio of       Management Company
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           Fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds". The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
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Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity and debt securities of
                           utility companies.
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FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)
VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (beginning
                           fund also seeks a yield, which January 1, 2001,
                           exceeds the composite yield on FMR Co., Inc. will
                           the securities comprising the  subadvise.)
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
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VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (beginning
                           to have above-average growth   January 1, 2001,
                           potential                      FMR Co., Inc. will
                                                          subadvise.)
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Fidelity Variable Insurance Products Fund II (VIP II)
Fidelity Variable Insurance Products Fund III (VIP III)

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
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VIP Overseas Portfolio     Seeks long-term growth of        Fidelity Management
                           capital by investing at least    & Research Company
                           65% of total assets in foreign   (subadvised by
                           securities, primarily in         Fidelity Management
                           common stocks.                   & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far
                                                            East), Inc.,
                                                            Fidelity
                                                            International
                                                            Investment
                                                            Advisors, Fidelity
                                                            International
                                                            Investment Advisors
                                                            (U.K.) Limited
                                                            and Fidelity
                                                            Investments Japan
                                                            Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise.)
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FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
VIP II Asset Manager       Seeks high total return with     Fidelity Management
Portfolio                  reduced risk over the long-      & Research Company
                           term by allocating assets        (subadvised by
                           among stocks, bonds and short-   Fidelity Management
                           term instruments.                & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments, Japan
                                                            Limited and
                                                            Fidelity Investment
                                                            Money Management,
                                                            Inc.; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise.)
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VIP II Contrafund          Seeks long-term capital          Fidelity Management
Portfolio                  appreciation by investing        & Research Company
                           mainly in common stocks and in   (subadvised by
                           securities of companies whose    Fidelity Management
                           value is believed to have not    & Research (U.K.)
                           been fully recognized by the     Inc., Fidelity
                           public. This fund invests in     Management &
                           domestic and foreign issuers.    Research (Far East)
                           This fund also invests in        Inc. and Fidelity
                           "growth" stocks or "value"       Investments Japan
                           stocks or both.                  Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise.)
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FIDELITY VARIABLE INSURANCE PRODUCTS FUND III (VIP III)

VIP III Growth & Income    Seeks high total return          Fidelity Management
Portfolio                  through a combination of         & Research Company
                           current income and capital       (subadvised by
                           appreciation by investing a      Fidelity Management
                           majority of assets in common     & Research (U.K.)
                           stocks with a focus on those     Inc., Fidelity
                           that pay current dividends and   Management &
                           show potential for capital       Research (Far East)
                           appreciation.                    Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise.)
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GE Investments Funds, Inc.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital       Fidelity Management
Opportunities Portfolio    growth by investing primarily  & Research Company
                           in common stock and other      (subadvised by
                           types of securities, including Fidelity Management
                           bonds, which may be lower-     & Research (U.K.)
                           quality debt securities.       Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc. and Fidelity
                                                          Investments Japan
                                                          Limited; beginning
                                                          January 1, 2001,
                                                          FMR Co., Inc. will
                                                          subadvise)
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GE INVESTMENTS FUNDS, INC.
Income Fund                Objective of providing maximum GE Asset Management
                           income consistent with prudent Incorporated
                           investment management and
                           preservation of capital by
                           investing primarily in income-
                           bearing debt securities and
                           other income bearing
                           instruments.
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International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the Adviser
                           believes have long-term
                           potential for capital growth.
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Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
(formerly known as Value   term growth of capital by      Incorporated
Equity Fund)               investing primarily in common  (Subadvised by NWQ
                           stock and other equity         Investment
                           securities of companies that   Management Company)
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the Fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
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Money Market Fund          Objective of providing highest GE Asset Management
                           level of current income as is  Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
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Premier Growth Equity      Objective of providing long-   GE Asset Management
Fund                       term growth of capital as well Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
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                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum   GE Asset Management
Fund                       total return through current     Incorporated
                           income and capital               (Subadvised by
                           appreciation by investing        Seneca Capital
                           primarily in securities of       Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
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S&P 500 Index Fund/1/      Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
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Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
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U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
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GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
Goldman Sachs Growth and   Seeks long-term growth of        Goldman Sachs Asset
Income Fund                capital and growth of income,    Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
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Goldman Sachs Mid Cap      Seeks long-term capital          Goldman Sachs Asset
Value Fund (formerly       appreciation, primarily          Management
known as Mid Cap Equity    through equity securities of
Fund)                      mid- cap companies with public
                           stock market capitalizations
                           within the range of the market
                           capitalization of companies
                           constituting the Russell
                           Midcap Index at the time of
                           investment (currently between
                           $400 million and $16 billion).
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JANUS ASPEN SERIES
Aggressive Growth          Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
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 /1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
   Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of      Janus Capital
                           capital. Pursues this          Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
----------------------------------------------------------------------------
Capital Appreciation       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
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Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Global Life Sciences       Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing
                           primarily in equity securities
                           of U.S. and foreign companies
                           that the portfolio manager
                           believes have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
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Global Technology          Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing
                           primarily in equity securities
                           of U.S. and Foreign companies
                           that the portfolio manager
                           believes will benefit
                           significantly from advances or
                           improvements in technology.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
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                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
------------------------------------------------------------------------------
International Growth       Seeks long-term growth of        Janus Capital
Portfolio                  capital. Pursues this            Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
------------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital growth   Janus Capital
Portfolio                  in a manner consistent with      Corporation
                           the preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks of
                           foreign and domestic issuers
                           of all sizes. Normally invests
                           in at least five different
                           countries including the United
                           States.
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Oppenheimer Aggressive     Seeks to achieve capital         OppenheimerFunds,
Growth Fund/VA             appreciation by investing        Inc.
                           mainly in common stocks of
                           companies in the United States
                           believed by the fund's
                           investment manager,
                           OppenheimerFunds Inc., to have
                           significant growth potential.
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Oppenheimer Bond Fund/VA   Seeks high level of current      OppenheimerFunds,
                           income and capital, and growth   Inc.
                           when consistent with its
                           primary objective. Under
                           normal conditions this fund
                           will invest at least 65% of
                           its total assets in investment
                           grade debt securities.
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Oppenheimer Capital        Seeks capital appreciation       OppenheimerFunds,
Appreciation Fund/VA       from investments in securities   Inc.
                           of well-known and established
                           companies. Such securities
                           generally have a history of
                           earnings and dividends and are
                           issued by seasoned companies
                           (having an operating history
                           of at least five years,
                           including predecessors).
                           Current income is a secondary
                           consideration in the selection
                           of the Capital Appreciation
                           Fund's portfolio securities.
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Oppenheimer High Income    Seeks high current income from   OppenheimerFunds,
Fund/VA                    investments in high yield        Inc.
                           fixed income securities,
                           including unrated securities
                           or high-risk securities in
                           lower rating categories. These
                           securities may be considered
                           speculative. This Fund may
                           have substantial holdings of
                           lower-rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for the Oppenheimer Variable
                           Account Funds, which should be
                           read carefully before
                           investing.

OPPENHEIMER VARIABLE ACCOUNT FUNDS


--------------------------------------------------------------------------------

Salomon Brothers Variable Series Funds Inc


                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Oppenheimer Multiple       Seeks total investment return  OppenheimerFunds,
Strategies Fund/VA         (which includes current income Inc.
                           and capital appreciation in
                           the values of its shares) from
                           investments in common stocks
                           and other equity securities,
                           bonds and other debt
                           securities, and "money market"
                           securities.
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SALOMON BROTHERS VARIABLE SERIES FUNDS
Salomon Investors Fund     Seeks long-term growth of      Salomon Brothers
                           capital with current income as Asset Management
                           a secondary objective,         Inc
                           primarily through investments
                           in common stocks of well-known
                           companies.
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Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
Fund                       income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
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Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc.
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
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Not all of these portfolios may be available in all states or markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Separate Account II. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of Account II and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. These agreements reflect administrative services we provide. In addition, our affiliate, Capital Brokerage Corporations, the principal underwriter for the Policies will receive 12b-1 fees deducted from portfolio assets for providing distribution and shareholder support services to the portfolios.
YOUR RIGHT TO VOTE PORTFOLIO SHARES


As required by law, we will vote the portfolio shares held in Separate Account II at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares.

Charges and Deductions










This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. The services and benefits we provide include:

 . the partial surrender, surrender, Policy loan and death benefits under the Policy;

 . investment options, including Net Premium allocations, dollar-cost averaging and portfolio rebalancing programs;

 . administration of various elective options under the Policy; and

 . the distribution of various reports to Owners.

The costs and expenses we incur include:

 . those associated with underwriting applications, increases in Specified
  Amount, and riders;

 . various overhead and other expenses associated with providing the services and benefits provided by the Policy;

 . sales and marketing expenses; and

 . other costs of doing business, such as Federal, state and local premium and other taxes and fees.

The risks we assume include:

 . that the Insureds may live for a shorter period of time than estimated, resulting in the payment of greater death benefits than expected; and

 . that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.

PREMIUM CHARGE

If the initial Specified Amount is $500,000 or more, we currently deduct a 3 1/2% charge (5% maximum) from each premium before placing the resulting Net Premium in the Investment Subdivisions. If the initial Specified Amount is at least $250,000 but less than $500,000, we currently deduct a 6 1/2% premium charge (8% maximum). We currently do not deduct the maximum premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of a life insurance Policy.

MORTALITY AND EXPENSE RISK CHARGE

We currently deduct a daily charge from assets in the Investment Subdivisions attributable to the Policies at an effective annual rate of 0.70% of net assets. We will not increase this charge for the duration of your Policy. This charge is factored into the net investment factor.

The mortality risk we assume is the risk that the Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefit proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.

MONTHLY DEDUCTION

We make a monthly deduction on the Policy Date and each Monthly Anniversary Day from Account Value. The monthly deduction for each Policy consists of:
 . the cost of insurance charge (discussed below);
 . a policy charge of $5;
 . an expense charge of up to $.20 per $1,000 of initial Specified Amount
  (however, our current practice may be more favorable to you in that we currently vary this charge based on the issue Age of each Insured, and in that we currently deduct this charge only in the first ten Policy Years);
 . an expense charge for any increases in Specified Amount of up to $.20 per $1,000 of increase (however, our current practice may be more favorable to you in that we currently vary this charge based on the issue Age of each Insured, and in that we currently deduct this charge only during the first ten Policy years following the increase); and
 . any charges for additional benefits added by riders to the Policy (see
  Supplemental Benefits).

We will allocate the monthly deduction for a Policy Month among the Investment Subdivisions of Separate Account II in the same proportion that your Policy's Account Value in each Subdivision bears to the total Account Value in all Investment Subdivisions at the beginning of the Policy Month.

COST OF INSURANCE

The cost of insurance is a significant charge under your Policy because it is the primary charge for the death benefit we provide you. We determine the cost of insurance in a manner that reflects the anticipated mortality of both Insureds and the fact that the death benefit is not payable until the death of the Last Insured. Because the cost of insurance depends on a number of factors (Age, gender (where applicable), Policy duration, and rating class), the cost will vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day. The cost of insurance rates generally increase as the Insureds' attained age increases.

We calculate the cost of insurance on each Monthly Anniversary Day based on the net amount at risk. We determine the net amount at risk by the following formula:

                Death Benefit
                --------  - Account Value
                1.0032737

To determine the cost of insurance for a particular Policy Month, we divide the net amount at risk by 1000 and multiply that result by the applicable cost of insurance rate. If Option B is in effect, and the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will consider it part of the increased Specified Amounts resulting from increases in the order of the increases.

The cost of insurance rates for the Policy are based on each Insured's Age, gender (where applicable), Policy duration, and applicable rating class. We currently place Insureds in the following rating classes when we issue the Policy, based on our underwriting: a male or female or unisex rating class where appropriate under applicable law (currently including the state of Montana); and a nicotine use or no nicotine use rating class. In addition, some Insureds may qualify for a preferred rating. The original rating classes apply to the initial Specified Amount. If you apply for an increase in Specified Amount, you will have to submit evidence satisfactory to us that each Insured is insurable at the same rating class used at the time we issued the Policy. The death of the first Insured to die will not affect the cost of insurance scale for the second Insured.

We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on each Insured's age nearest birthday at the start of the Policy Year. Modifications to cost of insurance rates are made for rating classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all pairs of persons of the same age, gender (where applicable), and rating class and whose Policies have been in effect for the same length of time.

In most states, there is no maturity age, and the cost of insurance charges will continue past age 100 of the younger Insured.

SURRENDER CHARGE

If you fully surrender your Policy during the surrender charge period, we will deduct a surrender charge. We calculate the schedule of surrender charges that applies to a Policy by multiplying surrender charge factors times the Specified Amount, divided by $1,000. We determine the factors per $1,000 of Specified Amount and vary them by issue Age, gender (where applicable), and rating class of each Insured and by the number of months since the Policy Date. The surrender charge remains level for the first six Policy Years and then decreases uniformly each Policy month to zero over the next 10 Policy years or to the younger Insured's attained age 100, whichever is earlier. We will deduct the surrender charge before we pay the Surrender Value. The surrender charge will not exceed $60 per $1,000 of Specified Amount.

The chart below illustrates the surrender charge factor for the first Policy Year per $1,000 of Specified Amount for Policies which are issued on a male no nicotine use and female no nicotine use standard rating class basis. These calculations assume both Insureds are the same issue Age.

                                                            Factor per $1,000
            Issue Age                                      of Specified Amount
              --------------------------------------
              25/25                                                $12
              35/35                                                $14
              45/45                                                $18
              55/55                                                $24
              65/65                                                $35
              75/75                                                $41
              85/85                                                $34

If you increase the Specified Amount (other than as a result of a change from Death Benefit Option A to Death Benefit Option B), you will be subject to an additional surrender charge for another 16 Policy years following the increase or to the younger Insured's attained age 100, if earlier. We will base the amount of the additional surrender charge on the initial scale of per $1,000 surrender charge factors calculated at the time of issue.

If you decrease the Specified Amount during the period that surrender charges apply (other than as a result of partial surrenders or a change from Death Benefit Option B to Death Benefit Option A), you will be assessed a portion of the surrender charges to which the Policy is subject. We will deduct the amount of the surrender charge from your Account Value, and will allocate the charge among each Investment Subdivision in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the Account Value in all Investment Subdivisions. We will base the amount of surrender charge:

(1) first on any surrender charge in effect on the most recent increase and the amount of reduction to this increase caused by the decrease;

(2) then on any surrender charge in effect on the next most recent increases successively and the amount of any reduction to each of these increases caused by the decrease; and

(3) finally on the surrender charge in effect on coverage provided under the original application and any reduction to this amount caused by the decrease.

Whenever we deduct a portion of the surrender charges because you decreased the Specified Amount, we reduce the Policy's remaining surrender charges to reflect the assessments made.

The total surrender charge for any given Policy Month is the sum of:

 . the surrender charge that applies to the initial Specified Amount, adjusted for any decrease in Specified Amount; plus

 . the surrender charges that apply to any increases in Specified Amount, adjusted for any decrease in Specified Amount.

We disclose the surrender charges on the data pages to your Policy.

We do not assess a surrender charge for partial surrenders, but do assess a processing fee.


PARTIAL SURRENDER PROCESSING FEE

We deduct a partial surrender processing fee on partial surrenders you make. The fee equals the lesser of $25 or 2% of the amount surrendered.



TRANSFER CHARGE

We assess a $10 transfer charge for each transfer after the first transfer you make in any calendar month. This charge is at cost with no profit to us. We take this charge from the amount you transfer. For purposes of assessing this charge, we consider each transfer request one transfer, regardless of the number of Investment Subdivisions affected by the transfer. Multiple transfers within the same Valuation Period are also considered one transfer for this purpose.

OTHER CHARGES

If you request a projection of illustrative future life insurance under the Policy and Policy values, we reserve the right to charge a maximum fee of $25 for the cost of preparing the projection.

There are deductions from and expenses paid out of the assets of each portfolio that are more fully described in each Fund's prospectus.

REDUCTION OF CHARGES FOR GROUP SALES

We may reduce charges and/or deductions for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

1. The size of the group. Generally, the sales expenses for each individual owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

2. The total amount of premium payments to be received from a group. Per Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

3. The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.
4. The nature of the group for which the Policies are purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced.
5. Other circumstances. There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by Separate Account II.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of sales and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy







APPLYING FOR A POLICY

To purchase a Policy, you and your registered representative must complete an application and submit it to us at our Home Office. You also must pay an initial premium of a sufficient amount. See Premiums, below. You can submit your initial premium with your application or at a later date. (If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See Allocating Premiums.) Coverage generally becomes effective as of the Policy Date.

Generally, we will issue a Policy covering Insureds from Age 20 up to Age 85 if evidence of insurability satisfies our underwriting rules. Required evidence of insurability may include, among other things, medical examinations of the Insureds. We may reject an application for any lawful reason.

If you do not pay the full first premium with your application, the insurance will become effective on the effective date. This date is the date that you pay your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

If you pay the full first premium with your application, we may give you a conditional receipt. This means that, subject to our underwriting requirements and subject to a maximum limitation, your insurance will become effective on the effective date we specified in the conditional receipt, provided the Insureds are found to be, on the effective date, insurable at standard premium rates for the plan and amount of insurance requested in the application. This effective date will be the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests we require, and (iii) the policy date you requested when that date is later than the date you completed your application.

OWNER

You have rights in the Policy during the Insureds' lifetimes. If you die before the Insureds and there is no contingent Owner, ownership will pass to your estate.

We will treat Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy.

BENEFICIARY

You designate the primary Beneficiaries and contingent Beneficiaries when you apply for the Policy. You may name one or more primary Beneficiaries or contingent Beneficiaries. We will pay the proceeds in equal shares to the survivors in the appropriate Beneficiary class, unless you request otherwise.

Unless an optional payment plan is chosen, we will pay the Death Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insureds, we will pay the proceeds to the contingent
Beneficiary(ies). If there is no surviving Beneficiary(ies) we will pay the proceeds to you or your estate.

CHANGING THE BENEFICIARY

If you reserve the right, you may change the Beneficiary during the Insureds' lives. To make this change, please write our Home Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

CANCELING A POLICY

You may cancel a Policy during the "free-look period" by returning it to us at our Home Office or to the agent who sold it. The free-look period expires 10 days after you receive the Policy. The free-look period is longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within seven calendar days after we receive the returned Policy, we will refund the amount required by state law. Depending on the state, the amount of the refund may equal the total of all premiums paid for the Policy or an amount equal to the sum of:

 . the total amount of monthly deductions made against Account Value and any charges deducted from premiums paid (excluding portfolio fees and charges and mortality and expense risk charges); plus

 . Account Value on the date we (or our agent) receive the returned Policy.

Premiums








GENERAL

The premium amounts sufficient to fund a Policy depend on a number of factors, such as the Age, gender (where applicable), and rating class of the proposed Insureds, the desired Specified Amount, any supplemental benefits, and investment performance of the Investment Subdivisions. We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to the Policy on the Valuation Day we receive it at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions.

The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Code and shown in your Policy. We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium along with any interest it accrued. For your convenience, we will monitor Policies and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a Modified Endowment Contract ("MEC") under the Code. See Tax Considerations.

We reserve the right to limit the number and amount of any unscheduled premium payment.

TAX FREE EXCHANGES (1035 EXCHANGES)

We will accept as part of your initial premium money from one contract that qualified for a tax free exchange under Section 1035 of the Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction. Replacing your existing coverage with this policy may not be to your advantage. See Tax Considerations. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 40% of the rollover premium. We may allow a higher percentage.

CERTAIN INTERNAL EXCHANGES

If you replace an existing GE Life and Annuity Assurance Company fixed permanent joint life insurance policy on the same two lives with this Policy, we may waive some or all of the surrender charges on the fixed permanent joint life insurance policy, provided that: 1) the fixed permanent joint life insurance policy has a positive surrender value at the time of the exchange; and 2) the entire account value in the fixed permanent joint life insurance policy is rolled over into the Policy.

If you qualify, the maximum amount of surrender charges we will waive on the fixed permanent joint life insurance policy equals the following, based on the initial Specified Amount of this Policy. (1) If the initial Specified Amount on this Policy is $500,000 or more, the maximum amount of surrender charge we will waive on the fixed permanent joint life insurance policy equals: Surrender Charge (new) + .035

Account Value, where Surrender Charge (new) is the initial (first Policy Month) surrender charge of this Policy and Account Value is the account value of the fixed permanent joint life insurance policy at the time of the exchange. (2) If the initial Specified Amount on this Policy is at least $250,000 but less than $500,000, the maximum amount of surrender charge we will waive on the fixed permanent joint life insurance policy equals: Surrender Charge (new) + .065 Account Value, where Surrender Charge (new) is the initial (first Policy Month) surrender charge of this Policy and Account Value is the account value of the fixed permanent joint life insurance policy at the time of the exchange. Please contact us for more details.

PERIODIC PREMIUM PLAN

When you apply for a Policy, you may select a periodic premium payment plan. Under this plan, you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies, whenever you want by providing satisfactory instructions to our Home Office. This change will be effective upon our receipt of the instructions. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See Changing the Specified Amount.

MINIMUM PREMIUM PAYMENT

Generally, the minimum modal premium we will accept is $25 (please keep in mind that you may have to pay a higher amount to keep the Policy in force). Even if you pay the minimum premium amount, your Policy may lapse. See Premium to Prevent Termination. For purposes of the minimum premium payment requirements, we deem any payment to be a planned periodic premium if we receive it within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned amount and the actual payment amount is not more than 10%. We will deem all other premium payments to be unscheduled premium payments. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your Net Premium we allocate to each Investment Subdivision. You may only direct your Net Premiums and Account Value to seven Investment Subdivisions at any given time. You can change the allocation percentages at any time by writing or calling our Home Office. The change will apply to all premiums we receive with or after we receive your instructions. Net Premium allocations must be in percentages totaling 100%, and each allocation percentage must be a whole number.

Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. We will then allocate your Net Premium during the free look period as specified below.

In states that require us to refund your premiums paid upon the exercise of your free look right, we will allocate all Net Premiums to the Investment Subdivision investing in the Money Market Fund of GE Investments Funds during the free look period. Fifteen days following this allocation, we will transfer the Account Value to the Investment Subdivisions based on the Net Premium allocation percentages you selected. In other states, we will allocate Net Premiums to the Investment Subdivisions based on the Net Premium allocation percentages you specified in your application. We anticipate revising this allocation procedure within the second or third quarter of 2000 to allow immediate allocation during the free look period. The actual practice will be set forth in your policy. Under the revised procedure, once we have issued your Policy, we will allocate your Net Premium directly to the Investment Subdivisions you chose. See How Your Account Value Varies.

How Your Account Value Varies








ACCOUNT VALUE

The Account Value is the entire amount we hold under your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Investment Subdivision and the amount held in the General Account to secure Policy Debt. See Loan Benefits. We determine Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and after that on each Valuation Day. Your Account Value will vary to reflect the performance of the Investment Subdivisions to which you have allocated amounts and also will vary to reflect Policy Debt, charges for monthly deduction, mortality and expense risk charges, transfers, partial surrenders, Policy loan interest, and Policy loan repayments. Your Account Value may be more or less than the premiums you paid.

SURRENDER VALUE

The Surrender Value on a Valuation Day is the Account Value reduced by both any surrender charge that we would deduct if you surrendered the Policy that day and any Policy Debt.

INVESTMENT SUBDIVISION VALUES

On any Valuation Day, the value of an Investment Subdivision equals the number of Investment Subdivision units we credit to the Policy multiplied by the Unit Value for that day. When you make allocations to an Investment Subdivision, either by Net Premium allocation, transfer of Account Value, transfer of loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Investment Subdivision. We determine the number of units by dividing the amount allocated, transferred or repaid to the Investment Subdivision by the Investment Subdivision's Unit Value for the Valuation Day when we effect the allocation, transfer or repayment.

The number of units we credit to a Policy will decrease whenever we take the allocated portion of the monthly deduction, you take a Policy loan or a partial surrender from the Investment Subdivision, you transfer an amount from the Investment Subdivision, you take a partial surrender from the Investment Subdivision, or you surrender the Policy.

UNIT VALUES

We arbitrarily set the Unit Value for each Investment Subdivision at $10 when we established the Investment Subdivision. After that, an Investment Subdivision's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Day to the next. We determine Unit Value, after an Investment Subdivision's operations begin, by multiplying the net investment factor for that Valuation Period by the Unit Value for the immediately preceding period.

NET INVESTMENT FACTOR
The net investment factor for a Valuation Period is (a) divided by (b), minus
(c), where:

(a) is the result of:

  1. the value of the assets at the end of the preceding Valuation Period;
     plus

  2. the investment income and capital gains, realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

  3. the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

  4. any amount charged against the Separate Account for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

(b) is the value of the assets in the Investment Subdivision at the end of the preceding Valuation Period; and

(c) is a charge no greater than .0019246% for each day in the Valuation Period. This corresponds to .70% per year.

Transfers







GENERAL

You may transfer Account Value among the Investment Subdivisions at any time after the end of the free look period. Once we change our allocation procedure (See Allocating Premiums) we will permit you to make transfers during the free look period. Transfer requests may be made in writing or in any other form acceptable to us. A transfer will take effect as of the end of the Valuation Period during which we receive your request at our Home Office.

We may defer transfers under the same conditions that we may delay paying proceeds. See Requesting Payments. Currently, there is no limit on the number of transfers among the Investment Subdivisions, but we reserve the right to limit the number of transfers to twelve each calendar year. We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason. There is a charge after the first transfer made in a calendar month. See Transfer Charge.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

 (i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period;

(iii)  if the transfer would adversely affect unit values; or

(iv) if the transfer would adversely affect any portfolio affected by the transfer.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Investment Subdivision investing in the Money Market portfolio of the GE Investments Funds (the "Money Market Investment Subdivision") to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by completing a dollar-cost averaging agreement or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from the Money Market Investment Subdivision to any other Investment Subdivision. If any transfer would leave less than $100 in the Money Market Investment Subdivision, we will transfer the entire amount. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. If you elect the program at time of application, the dollar-cost averaging program will begin on the 5th day of the month immediately following the allocation of your Net Premium to the Investment Subdivisions (See "Allocating Premiums" for a description of when this occurs).

There is no additional charge for dollar-cost averaging, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the dollar-cost averaging program at any time and for any reason.

PORTFOLIO REBALANCING

Once you allocate your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value to return to the percentages specified in your allocation instructions. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge, nor for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the portfolios underlying the Policies, and the managements of those portfolios share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

Death Benefits


AMOUNT OF DEATH PROCEEDS


DEATH BENEFIT OPTIONS

As long as the Policy remains in force, we will process a claim for Death Proceeds upon receipt at our Home Office of: (i) the Policy; (ii) satisfactory proof that both Insureds died while the Policy was in effect; and (iii) proof of interest of the claimant. See Requesting Payments. We will pay the Death Proceeds to the Beneficiary. No Death Proceeds are available at the death of the first Insured to die.

The amount of Death Proceeds will depend on:

 . the Death Benefit determined under the Death Benefit Option in effect on the date of death of the Last Insured;

 . the use of the Account Value;

 . any partial surrenders;

 . any Policy Debt;

 . any additional insurance provided by rider;

 . any increase or decrease in existing coverage;

 . either Insured's suicide during the first two Policy Years (subject to state exceptions) or during the first two Policy Years (subject to state exceptions) following an increase in existing coverage; and

 . a misstatement of either Insured's Age or gender.

There are two Death Benefit Options available under the Policy. Under Option A, the Death Benefit equals the greater of:

 . the Specified Amount plus the Account Value; or

 . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under Option B, the Death Benefit equals the greater of:

 . the Specified Amount; or

 . the applicable corridor percentage of the Account Value as determined using the table of percentages shown below.

Under both options, we determine the Specified Amount and Account Value on the date of death of the Last Insured. The corridor percentage is 250% until the younger Insured attains Age 40 and declines after that as the younger Insured's Attained Age increases. If the younger Insured was the first to die, the corridor percentage will depend on the Attained Age that he or she would have been if still living. If the table of percentages currently in effect becomes inconsistent with any federal income tax laws and/or regulations, we reserve the right to change the table.

                     Table of Percentages of Account Value

  Younger                  Younger                 Younger
 Insured's     Corridor   Insured's    Corridor   Insured's    Corridor
Attained Age  Percentage Attained Age Percentage Attained Age Percentage
------------  ---------- ------------ ---------- ------------ ----------
    0-40         250%         54         157%         68         117%
    41           243%         55         150%         69         116%
    42           236%         56         146%         70         115%
    43           229%         57         142%         71         113%
    44           222%         58         138%         72         111%
    45           215%         59         134%         73         109%
    46           209%         60         130%         74         107%
    47           203%         61         128%       75-90        105%
    48           197%         62         126%         91         104%
    49           191%         63         124%         92         103%
    50           185%         64         122%         93         102%
    51           178%         65         120%         94+        101%
    52           171%         66         119%
    53           164%         67         118%

Under Option A, the death benefit will vary directly with the investment performance of the Account Value. Under Option B, the death benefit ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount.

CHANGING THE DEATH BENEFIT OPTION

You select the death benefit option when you apply for the Policy. However, you may change the Option on your Policy at any time by writing to our Home Office. The effective date of the change will be the Monthly Anniversary Day after we receive the request for the change. We will send you revised Policy data pages reflecting the new Option and the effective date of the change. If you request a change from Option A to Option B, we will increase the Specified Amount by the Account Value on the effective date of the increase. If you request a change from Option B to Option A, we will decrease the Specified Amount after the change by the Account Value on the effective date of the change. A change in the death benefit option will affect the cost of insurance charges.

CHANGING THE SPECIFIED AMOUNT

After a Policy has been in effect for one year, you may increase or decrease the Specified Amount. To make a change, you must send a written request and the Policy to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance. See Monthly Deduction and Cost of Insurance. Depending on the Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, it may be advisable to change your periodic payments upon an increase in the Specified Amount.

Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from Account Value and refund it to you so that the Policy will continue to meet these requirements. We will withdraw the Account Value that we refund from each Investment Subdivision in the same proportion that the Account Value in that Investment Subdivision bears to the total Account Value in all Investment Subdivisions under the Policy at the time of the withdrawal (i.e., on a pro-rata basis).

Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it. A decrease may cause us to assess a surrender charge.

While both Insureds are living, you may apply for an increase in Specified Amount by completing a supplemental application. You will have to submit evidence satisfactory to us that each Insured is insurable at the same or better rating class used when the Policy was issued. An increase in Specified Amount (other than as a result of a change from Death Benefit Option A to Death Benefit Option B) will subject you to additional surrender charges. See Surrender Charge. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

If there is an increase in the Specified Amount, you will incur a monthly expense charge of up to $.20 per $1,000 of increase. We currently vary this charge based on the issue Age of each Insured, and we currently deduct this charge only during the first ten Policy Years following the increase. This charge will be included in the monthly deduction. See Monthly Deduction and Surrender Charge.

An increase in the Specified Amount will increase the Continuation Amounts.

A change in your Specified Amount may have Federal tax consequences. See Tax Considerations.

Surrenders and Partial Surrenders






SURRENDERS

You may cancel and surrender your Policy at any time before the death of the Last Insured. The Policy will terminate on the Valuation Day we receive your request at our Home Office, and you will not be able to reinstate it.

We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 16 Policy Years or to the younger Insured's attained age 100 if earlier. A surrender may have adverse tax consequences. See Tax Considerations.

PARTIAL SURRENDERS

You may make partial surrenders under your Policy if you elected Option A. If you elected Option B, you only may make partial surrenders after the first Policy Year. The minimum partial surrender amount is $500. The maximum partial surrender amount is the lesser of: a) the Surrender Value less $500; and b) the available loan amount (which is equal to 90% of the difference between Account Value and any surrender charges, minus any Policy Debt).

We will assess a processing fee for each partial surrender. See Partial Surrender Processing Fee. The amount of the partial surrender will equal the amount you requested to surrender plus the processing fee.

When you request a partial surrender, you can direct how we deduct the surrender from your Account Value. If you provide no directions, we will deduct the partial surrender proportionately from the Investment Subdivisions in which you are invested.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH PROCEEDS

A partial surrender will reduce both the Account Value and the Death Proceeds by the amount of the partial surrender.

Loans







GENERAL

You may borrow up to the following amount:

 . 90% of the difference between your Account Value at the end of the Valuation
  Period during which we received your loan request and any surrender charges on the date of the loan;

 . less any outstanding Policy Debt.

You may request Policy loans by writing our Home Office.

When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in Separate Account II to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make it on a pro-rata basis from each Investment Subdivision in which you have invested. We will credit interest at an annual rate of at least 4% to the collateral, and we may credit interest at a higher rate on that portion of the collateral that includes Preferred Policy Debt (see below).

You may repay a loan in part or in full at any time during either Insured's life while your Policy is in effect. When you repay a loan, we transfer an amount equal to the repayment from our General Account to Separate Account II and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your standing instructions for Net Premium allocations.

PREFERRED POLICY DEBT

We will designate a portion of Policy loans taken or existing on or after the Preferred Loan Availability Date (as shown on the Policy data pages) as Preferred Policy Debt. In Policy Years 11 and later, Preferred Policy Debt will be at least as large as:

 . the Account Value less any surrender charge that applies;

 . minus the total premiums paid.

We redetermine the amount of Preferred Policy Debt each Policy Month. We reserve the right to change this practice in our sole discretion.

We currently credit interest at an annual rate of 6% to that portion of Account Value transferred to the General Account which equals Preferred Policy Debt. We reserve the right to change, at our sole discretion, the interest rate we credit to the amount of Account Value we transferred to the General Account. We guarantee that Preferred Policy Debt will earn at least a minimum annual interest rate of 4%.

INTEREST RATE CHARGED

We will charge interest daily on any outstanding Policy loan at an effective annual rate of 6%. Interest is due and payable at the end of each Policy Year while a Policy loan is outstanding. If, on any Policy Anniversary, you have not paid interest accrued since the last Policy Anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Investment Subdivision on a pro-rata basis.

REPAYMENT OF POLICY DEBT

You may repay all or part of your Policy Debt at any time while either Insured is living and the Policy is in force. We will treat any payments by you other than planned periodic premiums first as the repayment of any outstanding Policy Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an unscheduled premium payment. We will first apply any repayment to reduce the portion of Policy Debt that is not Preferred Policy Debt.

You must send loan repayments to our Home Office. We will credit the repayments as of the date we receive them. We do not treat a Policy loan repayment as a premium payment, and a loan repayment is not subject to the premium charge.

EFFECT OF POLICY LOANS

A Policy loan affects the Policy, because we reduce the Death Proceeds and Surrender Value under the Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. This amount is not affected by Separate Account II's investment performance. Amounts transferred from Separate Account II as collateral will affect the Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of Separate Account II.

There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences that could occur if a Policy lapses with loans outstanding. See Tax Considerations.

We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value less applicable surrender charges, or if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination





PREMIUM TO PREVENT TERMINATION

Generally, if on a Monthly Anniversary Day, the Surrender Value of your Policy is too low to cover the monthly deduction, a Policy will be in default and a grace period will begin. In that case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61-day grace period from the date we mail the notice to make the required premium payment.

However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction, so long as the Net Total Premium is at least equal to the Continuation Amount. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.

YOUR POLICY WILL REMAIN IN EFFECT DURING GRACE PERIOD

If the death of the Last Insured occurs during the grace period before you pay the required premium, the Death Proceeds will still be payable to the Beneficiary, although we will reduce the amount of the Death Proceeds by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your policy under certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy, you may reinstate your Policy within three years after termination, subject to compliance with certain conditions, including the payment of a necessary premium. You must also submit evidence of insurability satisfactory to us that each Insured is insurable at the same rating class used at Policy issue to determine the guaranteed maximum cost of insurance rate scale. See your Policy for further information.

Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amounts.

Payments and Telephone Transactions






REQUESTING PAYMENTS

You may send your written requests for payment to our Home Office or give them to one of our authorized agents. We will ordinarily pay any Death Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Proceeds, which we determine as of the date of death of the Last Insured, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay your Death Proceeds in a lump sum or under an optional payment plan. See Optional Payment Plans.

Any Death Proceeds that we pay in one lump sum will include interest from the date of death of the Last Insured to the date of payment. We will pay interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may pay is 2.5%. We will not pay interest beyond one year or any longer time set by law. We will reduce Death Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Proceeds by any benefits added by rider.

We may delay making a payment or processing a transfer request if:

 . the disposal or valuation of Separate Account II's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

 . the SEC by order permits postponement of payment to protect our Policy
  Owners.

We also may defer making payments attributable to a check that has not cleared the bank on which it is drawn.

TELEPHONE TRANSACTIONS

You may make certain requests under the Policy by telephone provided you sent written authorization to us at our Home Office. These include requests for transfers, changes in premium allocation designations, dollar-cost averaging changes and changes in the portfolio rebalancing program. Our Home Office will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. Your request for telephone transactions authorizes us to record telephone calls. If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, if we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.

Tax Considerations



FEDERAL TAX MATTERS
Introduction

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAX STATUS OF THE POLICY

Federal income tax law generally grants favorable treatment to life insurance: the proceeds paid on the death of the Last Insured are excluded from the gross income of the Beneficiary, and the Owner is not taxed on increases in the Account Value unless amounts are distributed while the Insureds are alive. For this treatment to apply to your Policy, the premiums paid for your Policy must not exceed a limit established by the tax law. An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, due to the coverage of more than one Insured under the Policy, there is some uncertainty about how this limit should be calculated. As a result, we may need to return a portion of your premiums (with earnings) and impose higher cost of insurance charges in the future.

We will monitor the premiums paid for your Policy to keep them within the tax law's limit. However, for your Policy to receive favorable tax treatment as life insurance, two other requirements must be met:

 . The investments of Separate Account II must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

 . your right to choose particular investments for a Policy must be limited.

Investments in Separate Account II must be diversified: The IRS has issued regulations that prescribe standards for determining whether the investments of Separate Account II, including the assets of the Funds in which Separate Account II invests, are "adequately diversified." If Separate Account II fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (the Company only indirectly controls those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Separate Account II will be considered "adequately diversified."

Restrictions on the extent to which you can direct the investment of Account
Values: Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate Account Values among the Funds may exceed those limits. If so, you would be treated as the owner of a portion of the assets of Separate Account II and thus subject to current taxation on the income and gains from those assets.

The Company does not know what limits may be set forth in any guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. The Company therefore reserves the right to modify the Policy without your consent to attempt to prevent the tax law from considering you to own a portion of the assets of Separate Account II.

No guarantees regarding tax treatment: The Company makes no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

TAX TREATMENT OF POLICIES--GENERAL

Death Proceeds and Account Value Increases: A Policy's treatment as life insurance for Federal income tax purposes generally has the following results:

 . Death Proceeds are excludable from the gross income of the Beneficiary.

 . You are not taxed on increases in the Account Value unless amounts are distributed from the Policy while the Insureds are alive.

 . The taxation of amounts distributed while the Insureds are alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract," or "MEC," is defined below.

Partial and full surrenders and maturity proceeds: A partial surrender occurs when you receive less than the total amount of the Policy's Surrender Value; receipt of the entire Surrender Value is a full surrender. If your Policy is not a MEC, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract." In a few states, a maturity value will be paid. Maturity proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the investment in the contract. You will be taxed on this amount at ordinary income tax rates, not at lower capital gains tax rates. Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

Special rule for certain cash distributions in the first 15 Policy years: During the first 15 years after your Policy is issued, if we distribute cash to you and reduce the Death Benefit (e.g., by decreasing the Policy's Specified Amount) at the same time, you may be required to pay tax on all or part of the cash payment, even if it is less than your investment in the contract. This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your investment in the contract.

Considerations where Insureds live past age 100: If the Insureds survive beyond the end of the mortality table used to measure charges under the Policy, which ends at age 100, the IRS may seek to deny the tax-free treatment of the Death Proceeds and instead to tax you on the amount by which your Account Value exceeds your investment in the contract. Because in most states, the Policy continues to have insurance risk beyond age 100, for which we assess a cost of insurance charge, we believe that the proceeds will continue to be protected from taxation. Therefore, we have no current plans to withhold or report taxes in this situation.

Loans: If your Policy is not a MEC, a loan received under a Policy (i.e., Policy Debt) normally will be treated as your indebtedness. Hence, so long as the Policy remains in force, you will generally not be taxed on any part of a Policy loan. However, it is possible that you could have additional income for tax purposes if any of your Policy loan consists of Preferred Policy Debt. If your Policy terminates (by a full surrender or by a lapse) while the Insureds are alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received in cash exceeds your investment in the contract.

Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax advisor should be consulted before taking any Policy loan.

Loss of interest deduction where policies are held by or for the benefit of corporations, trusts, etc.: If an entity (such as a corporation or a trust, not an individual) purchases a Policy or is the beneficiary of a Policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a Policy owned by an entity engaged in a trade or business which covers the life of only one individual who is:

 . a 20% owner of the entity, or

 . an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a Policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the Policy. Entities that are considering purchasing the Policy, or that will be Beneficiaries under a Policy, should consult a tax advisor.

Optional payment plans: If Death Proceeds under the Policy are paid under one of the optional payment plans, the Beneficiary will be taxed on a portion of each payment (at ordinary income tax rates). The Company will notify the Beneficiary annually of the taxable amount of each payment. However, if the Death Proceeds are held by the Company under Optional Payment Plan 4 (interest income), the Beneficiary will be taxed on the interest income as it is credited.

Changes and Exchanges: The right to change Owners (see "Change of Owner") and changes reducing future amounts of Death Proceeds may have tax consequences depending upon the circumstances of each change. The exchange of one life insurance contract for another life insurance contract generally is not taxed (unless cash is distributed or a loan is reduced or forgiven). However, in the case of the Policy, the other life insurance contract involved in the exchange must also cover the same two Insureds. The excercise of a Policy Split Option Rider may result in the taxation of the Policy as if there were a full surrender.

SPECIAL RUILES DFOR MODIFIED ENDOWMWNR CONTRACTS (MEC)

Definition of a "Modified Endowment Contract:" Special rules apply to a Policy classified as a MEC. A Policy will be classified as a MEC if either of the following is true:

 . If premiums are paid more rapidly than allowed by a "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid MEC treatment under the 7-pay test.

 . If the Policy is received in exchange for another policy that is a MEC.

Due to the coverage of more than one Insured under the Policy, there are special considerations in applying the 7-pay test. For example, a reduction in the Death Benefit at any time, such as may occur upon a partial surrender, may cause the Policy to be a MEC, resulting in the tax treatment described below applying. Also and more generally, the manner of applying the 7-pay test is somewhat uncertain in the case of contracts covering more than one Insured.

Tax Treatment Of MECs: If a Policy is classified as a MEC, the following special rules apply:

 . A partial surrender will be taxable to you to the extent that the Account
  Value exceeds your investment in the contract.

 . A loan from the Policy (together with any unpaid interest included in Policy
  Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

 . A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

 (1)  after you attain age 59 1/2,

 (2)  because you have become disabled, within the meaning of the tax law, or

 (3) in substantially equal periodic payments (not less frequently than annually) over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

Special Rules If You Own More Than One MEC: All MECs that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

Interpretative Issues: The tax law's rules relating to MECs are complex and open to considerable variation in interpretation. You should consult your tax advisor before making any decisions regarding changes in coverage under or distributions from your Policy.

INCOME TAX WITHHOLDING

We may be required to withhold and pay to the IRS a part of the taxable portion of each distribution made under a Policy. However, in many cases, the recipient may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax law, we do not expect to incur any Federal income tax liability on the income or gains in Separate Account II. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by Separate Account II, we may impose a charge for those taxes.

We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to Separate Account II.

CHANGES IN THE LAW AND OTHER CONSIDERATIONS

This discussion is based on our understanding of the Federal income tax law existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a competent tax advisor.

Other Policy Information

OPTIONAL PAYMENT PLANS

The Policy currently offers the following five optional payment plans as alternatives to the payment of Death Proceeds or Surrender Value in a lump sum:

Plan 1 -- Income For A Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

Plan 5 -- Joint Life and Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

You may select an optional payment plan during either Insured's life in your application or by writing our Home Office. We will transfer any amount left with us for payment under an optional payment plan to our General Account. Payments under an optional payment plan will not vary with the investment performance of Separate

Account II because they are forms of fixed-benefit annuities. See Tax Treatment of Policies. Amounts allocated to an optional payment plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an optional payment plan. For further information, please review your Policy or contact one of our authorized agents.

DIVIDENDS

The Policy is non-participating. We will not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued, as increased, or as reinstated, except for material misstatements contained in the application, a supplemental application, or a reinstatement application, after it has been in force during the lifetimes of both Insureds for a minimum period, generally for two years from the Policy Date, effective date of the increase, or the date of reinstatement. We can only contest the Policy, an increase in Specified Amount, and/or a reinstatement of the Policy if a copy of the application was attached to the Policy when issued or delivered, or was made a part of the Policy when a change in coverage or Policy reinstatement went into effect. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE EXCLUSION

If either Insured commits suicide while sane or insane within two years of the Policy Date (subject to state exception), we will limit the amount of proceeds we pay under the Policy to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

If the first Insured to die commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount (subject to state exception), we will reduce the Specified Amount to the amount in effect before the increase. We will refund any monthly deductions made with respect to the increase in a lump sum to the Owner.

If the Last Insured commits suicide while sane or insane more than two years after the Policy Date and within two years after an increase in the Specified Amount became effective (subject to state exception), we will reduce the Specified Amount to the amount in effect before the increase. The amount payable with respect to the increase will equal the monthly deductions that were made for that increase. The amount payable will be treated as Death Proceeds and paid to the Beneficiary under the same conditions as the initial Specified Amount.

MISSTATEMENT OF AGE OR GENDER

We will adjust the Death Benefit if you misstated either Insured's Age or gender in your application.

WRITTEN NOTICE

You should send any written notice to us at our Home Office. The notice should include the Policy number and each Insured's full name. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUSTEE

If you name a trustee as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his or her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES

At any time, we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code.

Also, we may make changes:

 . to make the Policy, our operations, or the operation of Separate Account II conform with any law or regulation issued by any government agency to which they are subject; or

 . to reflect a change in the operation of Separate Account II, if allowed by the Policy.

Only the President or Vice President of GE Life & Annuity has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of GE Life & Annuity must sign all endorsements, amendments, or riders to be valid.

REPORTS

We maintain records and accounts of all transactions involving the Policy, Separate Account II and Policy Debt. Within 30 days after each Policy Anniversary, we will send you a report showing information about your Policy. The report will show:

 . the Specified Amount;

 . the Account Value in each Investment Subdivision;

 . the Surrender Value;

 . the Policy Debt; and

 . the premiums paid and charges made during the Policy Year.

We also will send you an annual and a semi-annual report for each Fund underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized checking account deduction), or if you take out a Policy loan, make transfers or make partial surrenders, you will receive a written confirmation of these transactions.

CHANGE OF OWNER

You may change the Owner of the Policy by sending a written request on a form satisfactory to us to our Home Office while either Insured is alive and the Policy is in force. The change will take effect the date you sign the written request, but the change will not affect any action we have taken before we receive the written request. A change of Owner does not change the Beneficiary designation.

SUPPLEMENTAL BENEFITS

We offer two additional benefit riders. We add the Policy Split Option Rider automatically to your Policy. This rider allows you to surrender this Policy in exchange for an individual policy on the life on one Insured or separate individual policies on the lives of each Insured. The maximum, amount of insurance available at the time the rider is exercised on either Insured is equal to one-half the base Policy Specified Amount. There is no additional charge for this rider, but we will require evidence of insurability when you exercise this option. See Tax Considerations. For further information about this rider, including information on the terms to which the exchange is subject, please see your Policy.

You may elect the Four Year Term Rider. This rider protects your estate from the IRS's "contemplation of death" rules. To avoid inclusion of Policy Death Proceeds, the Insureds cannot possess any incidence of ownership in the Policy (i.e., the Policy must be owned by a trust or other third party.) However, certain situations may call for the Insureds to initially own the Policy when estate planning documents are drawn. After ownership of the Policy has been relinquished, the Insureds must live three years for the Death Proceeds to avoid estate tax inclusion. The Four Year Term Rider provides an extra amount of insurance for the first four Policy Years to cover the additional estate tax triggered if the second death occurs within the first three years. We will pay the amount payable under the rider at the death of the Last Insured. You may only elect the Four Year Term Rider at the time we issue the Policy. There is an extra charge for this rider that will be included in your monthly deduction. See Tax Considerations. Please see your Policy for additional information.

Additional rules and limits apply to these supplemental benefits. Please ask your authorized GE Life & Annuity agent for further information or contact our Home Office.

USING THE POLICY AS COLLATERAL

You can assign the Policy as collateral security. You must notify us in writing if you assign the Policy. Any payments we made before the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary.

REINSURANCE

We intend to reinsure a portion of the risks assumed under the Policies.

LEGAL PROCEEDINGS
GE Life & Annuity, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, GE Life & Annuity believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Separate Account II.

ADDITIONAL INFORMATION








SALE OF THE POLICIES

Policies are sold by appropriately licensed agents who we appoint to solicit applications on our behalf. These agents are also registered representatives of Capital Brokerage Corporation, the principal underwriter of the Policies, or of broker/dealers who have entered into written sales agreements with the principal underwriter. One of these broker/dealers is Terra Securities Corporation, which is an affiliate of ours.

Capital Brokerage Corporation, a Washington corporation, located at 6630 W. Broad Street, Richmond, Virginia 23230, is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (Capital Brokerage Corporation does business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation.) Capital Brokerage Corporation also serves as principal underwriter for other variable life insurance and variable annuity policies we issue. However, Capital Brokerage Corporation has not retained any amounts for acting as principal underwriter of these other policies.

We pay sales commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. First-year commissions depend on each Insured's Age, rating class, gender and the size of the Policy. In the first Policy Year, the broker/dealer will receive a commission of up to 85% of the maximum commissionable premium plus up to 4% of premiums paid in excess of the maximum commissionable premium. In renewal years, the broker/dealer receives up to 4% of the premiums paid.

We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees against the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services.

LEGAL MATTERS

The legal matters in connection with the Policy described in this Prospectus have been passed on by Patricia L. Dysart, Associate General Counsel and Assistant Vice President of GE Life & Annuity. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on matters relating to the federal securities laws.

EXPERTS

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Life

& Annuity Separate Account II as of December 31, 1999 and for each of the years or lesser periods in the three-year period ended December 31, 1999, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 21, 2000 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

ACTUARIAL MATTERS

Actuarial matters included in this prospectus have been examined by Paul Haley, an actuary of GE Life & Annuity, whose opinion we filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

You should distinguish the consolidated financial statements of GE Life & Annuity included in this prospectus from the financial statements of Separate Account II. Please consider the financial statements of GE Life & Annuity only as bearing on our ability to meet our obligations under the Policies. You should not consider the financial statements of GE Life & Annuity as affecting the investment performance of the assets held in Separate Account II.

EXECUTIVE OFFICERS AND DIRECTORS




We are managed by a board of directors. The following table sets forth the name, address and principal occupations during the past five years of each of our executive officers and directors.

                           Positions and Offices with Depositor for Last Five
 Name                                             Years
-------------------------------------------------------------------------------
 Michael D. Fraizer      Chairman of the Board and Chief Executive Officer of
                         GE Life and Annuity Assurance Company since 1996;
                         President of GE Capital Commercial Real Estate
                         Company. 1993-1996.
 Pamela S. Schutz        President, GE Life & Annuity since 5/98; President of
                         The Harvest Life Insurance Company 9/97-12/98;
                         President, GE Capital Realty Group 2/78-5/97. Senior
                         Vice President, Investments GE Life & Annuity since
                         1999; Director GE Life & Annuity, 5/96; Director, GNA,
                         4/94.
 Selwyn L. Flournoy, Jr. Director, GE Life & Annuity since 5/89; Senior Vice
                         President, GE Life & Annuity, since 1980; Chief
                         Financial Officer 1980-1998
 Victor C. Moses         Senior Vice President, Investments GE Life & Annuity
                         since 1999; Director GE Life & Annuity, 5/96;
                         Director, GNA, 4/94; Senior Vice President, Business
                         Development and Chief Actuary of GNA since May, 1993.
 Thomas M. Stinson       Director and Senior Vice President, GE Life and
                         Annuity Assurance Company, since 4/00. President;
                         Personal Financial Services, General Manager, Home
                         Depot Credit Card Services 1989-1999.
 Leon E. Roday           Senior Vice President & Director, GE Life & Annuity
                         since 6/99; Senior Vice President & Director, GE
                         Financial Assurance since 1996. LeBoeuf, Lamb, Greene
                         & MacRae, L.L.P. 1982-1996.
 Geoffrey S. Stiff       Senior Vice President, GE Life & Annuity, since 3/99;
                         Director, GE Life & Annuity, since 5/96; Vice
                         President, GE Life & Annuity 5/96-3/99; Director of
                         GNA since April, 1994; Senior Vice President, Chief
                         Financial Officer and Treasurer of GNA since May,
                         1993; Senior Vice President, Controller and Treasurer
                         of GNA Investors Trust since 1993.
 Donita M. King          Senior Vice President, General Counsel and Secretary,
                         GE Life & Annuity since 3/99, Assistant General
                         Counsel, Prudential Insurance Company of America,
                         3/89-3/99.
 Richard P. McKenney     Manager of Finance since 10/96, GE Financial
                         Assurance/GE Life and Annuity Assurance Company; Chief
                         Financial Officer since 10/98; GE Capital Audit Staff
                         Manager, 8/95-10/96; GE Corporate Audit Staff, 7/93-
                         8/95.
 Gary T. Prizzia         Treasurer, GE Life and Annuity Assurance/GE Financial
                         Assurance Company since 1/00. Treasurer/Risk Manager,
                         Budapest Bank, 10/96-01/00.
 Kelly L. Groh           Vice President and Controller/Sr. Finance Analyst, GE
                         Life and Annuity Assurance Company since 3/96; Staff
                         Accountant, Price Waterhouse, 9/90-3/96.
-------------------------------------------------------------------------------

The principal business address of each person listed, unless otherwise indicated, is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Fraizer and Mr. Roday is GE Life and Annuity Assurance Company, 6604 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Stinson is GE Life and Annuity Assurance Company, 6630 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Prizzia is GE Life and Annuity Assurance Company, 6620 W. Broad Street, Richmond, Virginia 23230.

The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

OTHER INFORMATION
We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Separate Account II, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Hypothetical Illustrations

To show you how the Policy works, we have included some hypothetical illustrations for a Policy issued to a male Insured, age 55, and a female Insured, age 55. These illustrations show how Account Values, Surrender Values, and death benefits under the two Death Benefit options available under a Policy vary over time assuming the following:

 . The initial and planned premium of each illustration are allocated completely to Separate Account II and remain there over the entire period;

 . The Insureds both qualify for the Preferred No Nicotine Use classification;

 . There are no withdrawals and no supplemental benefits;

 . There is no Policy Debt; and

 . The portfolios earn gross (that is, before deductions for investment management fees and other operating expenses of the portfolios) annual rates of return of 0%, 6%, and 12%.

It is important to understand that the illustrations assume a level rate of return for all years. The values of your Policy would be different from those shown if the hypothetical returns averaged 0%, 6%, or 12% but fluctuated over and under those averages for the years shown.

The illustrations reflect an average annual charge of 0.76% of the average daily net assets of the portfolios for investment management fees and other operating expenses. We calculated these fees based on an average of the expense ratios of each of the portfolios (in some cases, we estimated those fees) for the latest year of operations. The average daily charge for the portfolio expenses reflects voluntary expense agreements between certain of the portfolios and their investment managers. These expense agreements could terminate at any time. See "Portfolio Annual Expense Table." If these agreements terminate, the values shown on the following pages would be less.

The illustrations reflect a premium charge, the .70% mortality and expense risk charge to Separate Account II, and the monthly deduction. The monthly deduction is taken from the policy Account Value each month. The monthly deduction illustrated consists of the cost of insurance charge, the policy charge of $5, and an expense charge of up to $0.20 per $1,000 of initial Specified Amount. Our current charges and the maximum charges we have a contractual right to charge are reflected in separate illustrations on the following pages. See "Charges and Deductions." After deduction of estimated portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return for the Investment Subdivisions of -1.46%, 4.54% and 10.54%, respectively.

All of the illustrations reflect the fact that no charges for Federal or state income taxes are currently made against Separate Account II. To produce after tax returns of 0%, 6%, or 12% if we were to make such charges in the future, Separate Account II would have to earn a sufficient amount in excess of 0%, 6%, or 12% to cover any tax charges. The Surrender Values shown in the illustrations reflect the fact that we deduct a Surrender Charge for the first 16 Policy Years (and for 16 Policy Years after you increase the Specified Amount). See "Charges and Deductions."

Each illustration also has a column labeled "Premiums Accumulated at 5% Interest Per Year." This column shows the amount that would accumulate if the premium payments were invested to earn interest, after taxes, of 5% per year, compounded annually.

Upon request, we will furnish you a personalized illustration based upon the proposed Insureds' circumstances. Such illustrations will reflect the current cost of insurance charges and the guaranteed maximum cost of insurance charges, and may assume different hypothetical rates of return than those shown in the following illustrations.

The investment rates of return we have chosen to use in the illustrations are hypothetical only, and you should understand that they do not represent actual past or future rates of return. The actual rates of return under a Policy may be more or less than the hypothetical rates of return in the illustrations.

Flexible Premium Joint and Last Survivor
Variable Life Insurance

Male Issue Age 55 Preferred No
 Nicotine Use                     Initial Specified Amount           $250,000
Female Issue Age 55 Preferred No
 Nicotine Use                     Initial Premium and Planned
Death Benefit Option A            Premium (Payable Annually) (1)       $5,100

                    0% Assumed Hypothetical   6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum       Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)            Charges (2)(3)
End of     At 5%    ------------------------ ------------------------- -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value    Value  Benefit
------------------------------------------------------------------------------------------------
 1          5,355         0    3,957 253,957        0    4,217 254,217        0    4,477 254,477
 2         10,978     1,828    7,828 257,828    2,596    8,596 258,596    3,396    9,396 259,396
 3         16,882     5,609   11,609 261,609    7,140   13,140 263,140    8,798   14,798 264,798
 4         23,081     9,294   15,294 265,294   11,847   17,847 267,847   14,725   20,725 270,725
 5         29,590    12,876   18,876 268,876   16,717   22,717 272,717   21,224   27,224 277,224
 6         36,424    16,345   22,345 272,345   21,746   27,746 277,746   28,345   34,345 284,345
 7         43,600    20,291   25,691 275,691   27,529   32,929 282,929   36,739   42,139 292,139
 8         51,135    24,098   28,898 278,898   33,453   38,253 288,253   45,859   50,659 300,659
 9         59,047    27,745   31,945 281,945   39,503   43,703 293,703   55,755   59,955 309,955
 10        67,355    31,206   34,806 284,806   45,653   49,253 299,253   66,481   70,081 320,081
 15       115,553    44,669   45,269 295,269   76,843   77,443 327,443  134,587  135,187 385,187
 20       177,068    44,639   44,639 294,639  100,853  100,853 350,853  229,239  229,239 479,239
 25       255,579    19,247   19,247 269,247  101,744  101,744 351,744  352,195  352,195 602,195
 30       355,780       *       *       *      46,336   46,336 296,336  490,857  490,857 740,857
 35       483,665       *       *       *        *        *       *     599,517  599,517 849,517
------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.
(1) The values illustrated assume that the planned premium of $5,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetic gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor

Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount       $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)   $5,100

                     0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                     Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
          Premiums     Return with Current       Return with Current         Return with Current
         Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
 End of     At 5%    ------------------------ ------------------------- -----------------------------
 Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
  Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
-----------------------------------------------------------------------------------------------------
  1          5,355         0    4,427 254,427        0    4,705 254,705         0     4,982   254,982
  2         10,978     2,782    8,782 258,782    3,615    9,615 259,615     4,481    10,481   260,481
  3         16,882     7,063   13,063 263,063    8,737   14,737 264,737    10,548    16,548   266,548
  4         23,081    11,269   17,269 267,269   14,079   20,079 270,079    17,241    23,241   273,241
  5         29,590    15,399   21,399 271,399   19,648   25,648 275,648    24,625    30,625   280,625
  6         36,424    19,450   25,450 275,450   25,452   31,452 281,452    32,767    38,767   288,767
  7         43,600    24,021   29,421 279,421   32,096   37,496 287,496    42,344    47,744   297,744
  8         51,135    28,506   33,306 283,306   38,987   43,787 293,787    52,839    57,639   307,639
  9         59,047    32,901   37,101 287,101   46,129   50,329 300,329    64,341    68,541   318,541
 10         67,355    37,198   40,798 290,798   53,524   57,124 307,124    76,946    80,546   330,546
 15        115,553    57,620   58,220 308,220   95,163   95,763 345,763   161,616   162,216   412,216
 20        177,068    70,811   70,811 320,811  139,911  139,911 389,911   292,351   292,351   542,351
 25        255,579    73,989   73,989 323,989  185,302  185,302 435,302   496,052   496,052   746,052
 30        355,780    60,360   60,360 310,360  223,015  223,015 473,015   810,716   810,716 1,060,716
 35        483,665    18,181   18,181 268,181  236,201  236,201 486,201 1,291,633 1,291,633 1,541,633
-----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $5,100 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor

Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount       $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)   $3,800

                    0% Assumed Hypothetical  6% Assumed Hypothetical  12% Assumed Hypothetical
                    Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
         Premiums     Return with Maximum      Return with Maximum       Return with Maximum
        Accumulated      Charges (2)(3)           Charges (2)(3)           Charges (2)(3)
End of     At 5%    ------------------------ ------------------------ -------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash   Death  Surrender  Cash    Death
 Year    Per Year     Value   Value  Benefit   Value   Value  Benefit   Value    Value  Benefit
-----------------------------------------------------------------------------------------------
1           3,990         0    2,779 250,000       0    2,967 250,000        0    3,155 250,000
2           8,180         0    5,490 250,000      40    6,040 250,000      614    6,614 250,000
3          12,578     2,129    8,129 250,000   3,220    9,220 250,000    4,403   10,403 250,000
4          17,197     4,691   10,691 250,000   6,505   12,505 250,000    8,552   14,552 250,000
5          22,047     7,170   13,170 250,000   9,893   15,893 250,000   13,092   19,092 250,000
6          27,140     9,559   15,559 250,000  13,380   19,380 250,000   18,056   24,056 250,000
7          32,487    12,447   17,847 250,000  17,560   22,960 250,000   24,079   29,479 250,000
8          38,101    15,222   20,022 250,000  21,824   26,624 250,000   30,598   35,398 250,000
9          43,996    17,866   22,066 250,000  26,158   30,358 250,000   37,649   41,849 250,000
10         50,186    20,356   23,956 250,000  30,542   34,142 250,000   45,272   48,872 250,000
15         86,098    29,623   30,223 250,000  52,471   53,071 250,000   93,826   94,426 250,000
20        131,933    27,028   27,028 250,000  68,437   68,437 250,000  165,111  165,111 250,000
25        190,431       *       *       *     68,087   68,087 250,000  284,490  284,490 298,714
30        265,091       *       *       *     18,416   18,416 250,000  480,660  480,660 504,693
35        360,378       *       *       *        *       *       *     784,848  784,848 824,090
-----------------------------------------------------------------------------------------------

*Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume that the planned premium of $3,800 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetic gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor

Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount       $250,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)   $3,800

                    0% Assumed Hypothetical   6% Assumed Hypothetical    12% Assumed Hypothetical
                    Gross Annual Investment   Gross Annual Investment     Gross Annual Investment
         Premiums     Return with Current       Return with Current         Return with Current
 End    Accumulated      Charges (2)(3)           Charges (2)(3)              Charges (2)(3)
  of       At 5%    ------------------------ ------------------------- -----------------------------
Policy   Interest   Surrender  Cash   Death  Surrender  Cash    Death  Surrender   Cash      Death
 Year    Per Year     Value   Value  Benefit   Value    Value  Benefit   Value     Value    Benefit
----------------------------------------------------------------------------------------------------
1           3,990         0    3,230 250,000        0    3,434 250,000         0     3,639   250,000
2           8,180       404    6,404 250,000    1,016    7,016 250,000     1,652     7,652   250,000
3          12,578     3,523    9,523 250,000    4,750   10,750 250,000     6,079    12,079   250,000
4          17,197     6,585   12,585 250,000    8,643   14,643 250,000    10,960    16,960   250,000
5          22,047     9,588   15,588 250,000   12,698   18,698 250,000    16,342    22,342   250,000
6          27,140    12,532   18,532 250,000   16,922   22,922 250,000    22,275    28,275   250,000
7          32,487    16,013   21,413 250,000   21,918   27,318 250,000    29,416    34,816   250,000
8          38,101    19,430   24,230 250,000   27,092   31,892 250,000    37,224    42,024   250,000
9          43,996    22,776   26,976 250,000   32,445   36,645 250,000    45,767    49,967   250,000
10         50,186    26,046   29,646 250,000   37,980   41,580 250,000    55,116    58,716   250,000
15         86,098    41,789   42,389 250,000   69,391   69,991 250,000   118,328   118,928   250,000
20        131,933    51,445   51,445 250,000  103,151  103,151 250,000   217,694   217,694   250,000
25        190,431    53,342   53,342 250,000  140,622  140,622 250,000   381,997   381,997   401,097
30        265,091    41,575   41,575 250,000  183,593  183,593 250,000   650,450   650,450   682,972
35        360,378       840      840 250,000  239,055  239,055 251,008 1,084,702 1,084,702 1,138,937
----------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $3,800 is paid at the beginning of each Policy Year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient Account Value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, these charges are not guaranteed and could be raised at the discretion of GE Life & Annuity. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor

Variable Life Insurance



Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount       $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)    $19,400

                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Maximum         Return with Maximum          Return with Maximum
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender  Cash     Death   Surrender  Cash     Death   Surrender   Cash      Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
1           20,370         0   15,673 1,015,673        0   16,698 1,016,698         0    17,724 1,017,724
2           41,759     7,007   31,007 1,031,007   10,039   34,039 1,034,039    13,198    37,198 1,037,198
3           64,216    21,980   45,980 1,045,980   28,028   52,028 1,052,028    34,580    58,580 1,058,580
4           87,797    36,572   60,572 1,060,572   46,664   70,664 1,070,664    58,041    82,041 1,082,041
5          112,557    50,753   74,753 1,074,753   65,942   89,942 1,089,942    83,765   107,765 1,107,765
6          138,555    64,487   88,487 1,088,487   85,849  109,849 1,109,849   111,946   135,946 1,135,946
7          165,853    80,131  101,731 1,101,731  108,759  130,359 1,130,359   145,187   166,787 1,166,787
8          194,515    95,219  114,419 1,114,419  132,227  151,427 1,151,427   181,294   200,494 1,200,494
9          224,611   109,669  126,469 1,126,469  156,183  172,983 1,172,983   220,472   237,272 1,237,272
10         256,212   123,377  137,777 1,137,777  180,533  194,933 1,194,933   262,923   277,323 1,277,323
15         439,555   176,582  178,982 1,178,982  303,851  306,251 1,306,251   532,262   534,662 1,534,662
20         673,553   175,858  175,858 1,175,858  398,087  398,087 1,398,087   905,774   905,774 1,905,774
25         972,201    73,730   73,730 1,073,730  399,401  399,401 1,399,401 1,389,184 1,389,184 2,389,184
30       1,353,359      *        *        *      174,948  174,948 1,174,948 1,929,914 1,929,914 2,929,914
35       1,839,825      *        *        *         *        *        *     2,341,483 2,341,483 3,341,483
---------------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume that the planned premium of $19,400 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetic gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. the gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. the death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. no representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor

Variable Life Insurance



Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount       $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option A                         Premium (Payable Annually) (1)    $19,400

                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Current         Return with Current          Return with Current
 End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of       At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender  Cash     Death   Surrender  Cash     Death   Surrender   Cash      Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
1           20,370         0   17,541 1,017,541        0   18,634 1,018,634         0    19,729 1,019,729
2           41,759    10,792   34,792 1,034,792   14,080   38,080 1,038,080    17,501    41,501 1,041,501
3           64,216    27,751   51,751 1,051,751   34,367   58,367 1,058,367    41,525    65,525 1,065,525
4           87,797    44,413   68,413 1,068,413   55,524   79,524 1,079,524    68,029    92,029 1,092,029
5          112,557    60,772   84,772 1,084,772   77,581  101,581 1,101,581    97,263   121,263 1,121,263
6          138,555    76,821  100,821 1,100,821  100,565  124,565 1,124,565   129,503   153,503 1,153,503
7          165,853    94,949  116,549 1,116,549  126,902  148,502 1,148,502   167,447   189,047 1,189,047
8          194,515   112,738  131,938 1,131,938  154,214  173,414 1,173,414   209,023   228,223 1,228,223
9          224,611   130,167  146,967 1,146,967  182,517  199,317 1,199,317   254,583   271,383 1,271,383
10         256,212   147,207  161,607 1,161,607  211,821  226,221 1,226,221   304,512   318,912 1,318,912
15         439,555   228,186  230,586 1,230,586  376,801  379,201 1,379,201   639,827   642,227 1,642,227
20         673,553   280,289  280,289 1,280,289  553,829  553,829 1,553,829 1,157,217 1,157,217 2,157,217
25         972,201   292,387  292,387 1,292,387  732,931  732,931 1,732,931 1,962,854 1,962,854 2,962,854
30       1,353,359   237,302  237,302 1,237,302  880,713  880,713 1,880,713 3,206,369 3,206,369 4,206,369
35       1,839,825    68,053   68,053 1,068,053  929,612  929,612 1,929,612 5,105,015 5,105,015 6,105,015
---------------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $19,400 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. the gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor

Variable Life Insurance


Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount       $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually) (1)    $14,600

                      0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                      Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
         Premiums       Return with Maximum         Return with Maximum          Return with Maximum
        Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
End of     At 5%    --------------------------- --------------------------- -----------------------------
Policy   Interest   Surrender  Cash     Death   Surrender  Cash     Death   Surrender   Cash      Death
 Year    Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
---------------------------------------------------------------------------------------------------------
1           15,330         0   11,180 1,000,000        0   11,931 1,000,000         0    12,684 1,000,000
2           31,427         0   22,090 1,000,000      294   24,294 1,000,000     2,591    26,591 1,000,000
3           48,328     8,710   32,710 1,000,000   13,084   37,084 1,000,000    17,827    41,827 1,000,000
4           66,074    19,022   43,022 1,000,000   26,298   50,298 1,000,000    34,509    58,509 1,000,000
5           84,708    29,002   53,002 1,000,000   39,928   63,928 1,000,000    52,764    76,764 1,000,000
6          104,273    38,619   62,619 1,000,000   53,958   77,958 1,000,000    72,725    96,725 1,000,000
7          124,817    50,234   71,834 1,000,000   70,766   92,366 1,000,000    96,935   118,535 1,000,000
8          146,388    61,394   80,594 1,000,000   87,912  107,112 1,000,000   123,141   142,341 1,000,000
9          169,037    72,027   88,827 1,000,000  105,339  122,139 1,000,000   151,491   168,291 1,000,000
10         192,819    82,047   96,447 1,000,000  122,976  137,376 1,000,000   182,146   196,546 1,000,000
15         330,799   119,412  121,812 1,000,000  211,282  213,682 1,000,000   377,495   379,895 1,000,000
20         506,901   109,361  109,361 1,000,000  275,984  275,984 1,000,000   664,725   664,725 1,000,000
25         731,656     1,262    1,262 1,000,000  276,052  276,052 1,000,000 1,146,122 1,146,122 1,203,428
30       1,018,508      *        *        *       80,818   80,818 1,000,000 1,936,271 1,936,271 2,033,084
35       1,384,610      *        *        *         *        *        *     3,161,496 3,161,496 3,319,571
---------------------------------------------------------------------------------------------------------

 * Premium in addition to the planned premium is required to keep the policy in effect.

(1) The values illustrated assume that the planned premium of $14,600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.

(3) The values and benefits are shown using the maximum expense charges and cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. The Death Benefit and Account Value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

Flexible Premium Joint and Last Survivor
Variable Life Insurance

Male Issue Age 55 Preferred No Nicotine Use    Initial Specified Amount      $1,000,000
Female Issue Age 55 Preferred No Nicotine Use  Initial Premium and Planned
Death Benefit Option B                         Premium (Payable Annually)(1)    $14,600

                       0% Assumed Hypothetical     6% Assumed Hypothetical     12% Assumed Hypothetical
                       Gross Annual Investment     Gross Annual Investment      Gross Annual Investment
          Premiums       Return with Current         Return with Current          Return with Current
  End    Accumulated       Charges (2)(3)              Charges (2)(3)               Charges (2)(3)
  of        At 5%    --------------------------- --------------------------- -----------------------------
Policy    Interest   Surrender Account   Death   Surrender Account   Death   Surrender  Account    Death
 Year     Per Year     Value    Value   Benefit    Value    Value   Benefit    Value     Value    Benefit
----------------------------------------------------------------------------------------------------------
 1           15,330         0   12,977 1,000,000        0   13,792 1,000,000         0    14,609 1,000,000
 2           31,427     1,731   25,731 1,000,000    4,178   28,178 1,000,000     6,723    30,723 1,000,000
 3           48,328    14,261   38,261 1,000,000   19,176   43,176 1,000,000    24,495    48,495 1,000,000
 4           66,074    26,563   50,563 1,000,000   34,810   58,810 1,000,000    44,093    68,093 1,000,000
 5           84,708    38,631   62,631 1,000,000   51,098   75,098 1,000,000    65,702    89,702 1,000,000
 6          104,273    50,459   74,459 1,000,000   68,063   92,063 1,000,000    89,525   113,525 1,000,000
 7          124,817    64,438   86,038 1,000,000   88,122  109,722 1,000,000   118,186   139,786 1,000,000
 8          146,388    78,155   97,355 1,000,000  108,891  128,091 1,000,000   149,529   168,729 1,000,000
 9          169,037    91,590  108,390 1,000,000  130,383  147,183 1,000,000   183,820   200,620 1,000,000
 10         192,819   104,722  119,122 1,000,000  152,608  167,008 1,000,000   221,353   235,753 1,000,000
 15         330,799   167,939  170,339 1,000,000  278,737  281,137 1,000,000   475,125   477,525 1,000,000
 20         506,901   206,806  206,806 1,000,000  414,414  414,414 1,000,000   874,180   874,180 1,000,000
 25         731,656   214,667  214,667 1,000,000  565,199  565,199 1,000,000 1,533,961 1,533,961 1,610,659
 30       1,018,508   167,963  167,963 1,000,000  738,541  738,541 1,000,000 2,611,931 2,611,931 2,742,527
 35       1,384,610     5,649    5,649 1,000,000  963,176  963,176 1,011,335 4,355,668 4,355,668 4,573,451
----------------------------------------------------------------------------------------------------------

(1) The values illustrated assume that the planned premium of $14,600 is paid at the beginning of each Policy year. Values will be different if premiums are paid with a different frequency or in different amounts.
(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient account value.
(3) The values and benefits are shown using the expense charges and cost of insurance rates currently in effect. Although GE Life & Annuity anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF GE LIFE & ANNUITY. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

The hypothetical gross annual investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.

Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including prevailing interest rates, rates of inflation, and the allocations made by an owner among the investment options. The gross hypothetical investment rates of return of 0%, 6%, and 12% shown above correspond to net annual rates of -1.46%, 4.54%, and 10.54%. The death benefit and account value for a policy will be different from those shown if the actual investment rate of return averages 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years. No representations can be made by GE Life & Annuity or the funds that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account II
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; the Oppenheimer Variable Account Funds--Money Fund; the Variable Insurance Products Fund--Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios, for each of the years or lesser periods in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account II as of
December 31, 1999 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period then ended in conformity with generally accepted accounting principles.

                                         /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities
                               December 31, 1999

                                         GE Investments Funds, Inc.
                          --------------------------------------------------------
                                       Money     Total   International Real Estate
                           S&P 500    Market    Return      Equity     Securities
                            Index      Fund      Fund        Fund         Fund
Assets                    ---------- --------- --------- ------------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 S&P 500 Index Fund
  (310,476 shares;
  cost -- $6,828,780)...  $8,471,462       --        --         --           --
 Money Market Fund
  (5,406,429 shares;
  cost -- $5,406,429)...         --  5,406,429       --         --           --
 Total Return Fund
  (273,213 shares;
  cost -- $4,144,197)...         --        --  4,333,155        --           --
 International Equity
  Fund (18,342 shares;
  cost -- $228,636).....         --        --        --     265,409          --
 Real Estate Securities
  Fund (38,812 shares;
  cost -- $496,495).....         --        --        --         --       421,890
Receivable from affili-
 ate....................          39     3,435       --           4          --
Receivable for units
 sold...................       2,304       --      4,808        --           --
                          ---------- --------- ---------    -------      -------
 Total assets...........   8,473,805 5,409,864 4,337,963    265,413      421,890
                          ========== ========= =========    =======      =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,515    20,599    19,009      1,476        1,120
Payable for units with-
 drawn..................         --     22,363       --         --           --
                          ---------- --------- ---------    -------      -------
 Total liabilities......       4,515    42,962    19,009      1,476        1,120
                          ---------- --------- ---------    -------      -------
Net assets attributable
 to variable life poli-
 cyholders..............  $8,469,290 5,366,902 4,318,954    263,937      420,770
                          ========== ========= =========    =======      =======
Outstanding units: Type
 I (note 2).............      85,301   130,474   102,066      5,973       18,975
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type I...........  $    63.03     17.74     39.97      19.15        15.14
                          ========== ========= =========    =======      =======
Outstanding units: Type
 II (note 2)............      49,069   172,057     5,989      7,809        8,817
                          ========== ========= =========    =======      =======
Net asset value per
 unit: Type II..........  $    63.03     17.74     39.97      19.15        15.14
                          ========== ========= =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                        GE Investments Funds, Inc. (continued)
                                        --------------------------------------
                                                                       Premier
                                        Global  Value           U.S.   Growth
                                        Income Equity  Income  Equity  Equity
                                         Fund   Fund    Fund    Fund    Fund
Assets                                  ------ ------- ------- ------- -------
Investment in GE Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund (9,097 shares;
  cost -- $90,968)..................... 87,238     --      --      --      --
 Value Equity Fund (34,520 shares;
  cost -- $511,771)....................    --  545,075     --      --      --
 Income Fund (35,663 shares;
  cost -- $433,590)....................    --      --  410,485     --      --
 U.S. Equity Fund (5,739 shares;
  cost -- $207,529)....................    --      --      --  217,499     --
 Premier Growth Equity Fund (1,537
  shares;
  cost -- $122,937)....................    --      --      --      --  136,222
Receivable from affiliate..............    --      --      --        5     --
Receivable for units sold..............    --    7,715     --    2,417   1,491
                                        ------ ------- ------- ------- -------
 Total assets.......................... 87,238 552,790 410,485 219,921 137,713
                                        ------ ------- ------- ------- -------
Liabilities
Accrued expenses payable to affiliate
 (note 3)..............................    969   1,447   3,897      58      38
Payable for units withdrawn............    --      --      --      --      --
                                        ------ ------- ------- ------- -------
 Total liabilities.....................    969   1,447   3,897      58      38
                                        ------ ------- ------- ------- -------
Net assets attributable to variable
 life policyholders.................... 86,269 551,343 406,588 219,863 137,675
                                        ====== ======= ======= ======= =======
Outstanding units: Type I (note 2).....  3,856   9,075  36,722   1,934   5,433
                                        ====== ======= ======= ======= =======
Net asset value per unit: Type I.......  10.64   16.28   10.51   12.72   11.80
                                        ====== ======= ======= ======= =======
Outstanding units: Type II (note 2)....  4,252  24,791   1,964  15,350   6,234
                                        ====== ======= ======= ======= =======
Net asset value per unit: Type II......  10.64   16.28   10.51   12.72   11.80
                                        ====== ======= ======= ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                    Oppenheimer Variable Account Funds
                           -----------------------------------------------------
                                      Capital    Aggressive   High     Multiple
                             Bond   Appreciation   Growth    Income   Strategies
                           Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
Assets                     -------- ------------ ---------- --------- ----------
Investment in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (55,499
  shares; cost --
  $649,645)..............  $639,345        --          --         --       --
 Capital Appreciation
  Fund/VA (99,736 shares;
  cost --$3,135,504) ....       --   4,970,851         --         --       --
 Aggressive Growth
  Fund/VA (80,773 shares;
  cost -- $3,362,953)....       --         --    6,648,456        --       --
 High Income Fund/VA
  (196,976 shares; cost--
  $2,165,842)............       --         --          --   2,111,584      --
 Multiple Strategies
  Fund/VA (56,173 shares;
  cost -- $886,784)......       --         --          --         --   980,781
Receivable for units
 sold....................       107      2,689         397      2,229       31
                           --------  ---------   ---------  ---------  -------
 Total assets............   639,452  4,973,540   6,648,853  2,113,813  980,812
                           ========  =========   =========  =========  =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)...     1,428      2,533       4,363      1,497    1,382
Payable for units with-
 drawn...................       --         --          --         --       --
                           --------  ---------   ---------  ---------  -------
 Total liabilities.......     1,428      2,533       4,363      1,497    1,382
                           --------  ---------   ---------  ---------  -------
Net assets attributable
 to variable life
 policyholders...........  $638,024  4,971,007   6,644,490  2,112,316  979,430
                           ========  =========   =========  =========  =======
Outstanding units: Type I
 (note 2)................    19,007     59,418      75,801     52,113   23,951
                           ========  =========   =========  =========  =======
Net asset value per unit:
 Type I..................  $  23.26      73.02       82.81      35.44    34.73
                           ========  =========   =========  =========  =======
Outstanding units: Type
 II (note 2).............     8,423      8,659       4,437      7,489    4,250
                           ========  =========   =========  =========  =======
Net asset value per unit:
 Type II.................  $  23.26      73.02       82.81      35.44    34.73
                           ========  =========   =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                              Variable Insurance    Variable Insurance
                           Variable Insurance Products Fund    Products Fund II      Products Fund III
                          ---------------------------------- -------------------- -----------------------
                            Equity-                            Asset              Growth &     Growth
                            Income      Growth     Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio   Portfolio  Portfolio  Portfolio Portfolio  Portfolio   Portfolio
Assets                    ----------- ----------- ---------- --------- ---------- --------- -------------
Investment in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (268,605 shares;
  cost-- $6,047,295)....  $ 6,905,846         --         --        --        --        --          --
 Growth Portfolio
  (188,985 shares;
  cost -- $7,350,078)...          --   10,380,964        --        --        --        --          --
 Overseas Portfolio
  (105,202 shares;
  cost-- $2,041,700)....          --          --   2,886,747       --        --        --          --
Investment in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (266,306 shares;
  cost-- $4,258,773)....          --          --         --  4,971,925       --        --          --
 Contrafund Portfolio
  (171,186 shares;
  cost-- $3,897,646)....          --          --         --        --  4,990,060       --          --
Investment in Variable
 Insurance Product Fund
 III, at fair value
 (note 2):                        --          --         --        --        --        --          --
 Growth & Income
  Portfolio (48,408
  shares; cost --
  $757,158).............          --          --         --        --        --    837,454         --
 Growth Opportunities
  Portfolio (19,469
  shares; cost --
  $413,198).............          --          --         --        --        --        --      450,697
Receivable for units
 sold...................        4,961       2,466        632       845       738        97          49
                          ----------- ----------- ---------- --------- ---------   -------     -------
 Total assets...........    6,910,807  10,383,430  2,887,379 4,972,770 4,990,798   837,551     450,746
                          =========== =========== ========== ========= =========   =======     =======
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        5,002       4,772      2,072     2,570     4,079     1,502       1,297
Payable for units with-
 drawn..................          --          --         --        --        --        --          --
                          ----------- ----------- ---------- --------- ---------   -------     -------
 Total liabilities......        5,002       4,772      2,072     2,570     4,079     1,502       1,297
                          ----------- ----------- ---------- --------- ---------   -------     -------
Net assets attributable
 to variable life
 policyholders..........  $ 6,905,805  10,378,658  2,885,307 4,970,200 4,986,719   836,049     449,449
                          =========== =========== ========== ========= =========   =======     =======
Outstanding units: Type
 I (note 2).............      134,499     115,121     71,868   151,835   109,523    15,603      15,681
                          =========== =========== ========== ========= =========   =======     =======
Net asset value per
 unit: Type I...........  $     47.09       81.17      38.13     32.09     33.05     17.33       15.80
                          =========== =========== ========== ========= =========   =======     =======
Outstanding units: Type
 II (note 2)............       12,153      12,742      3,803     3,048    41,361    32,640      12,765
                          =========== =========== ========== ========= =========   =======     =======
Net asset value per
 unit: Type II..........  $     47.09       81.17      38.13     32.09     33.05     17.33       15.80
                          =========== =========== ========== ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                                                  PBHG Insurance
                           Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                          ---------------------------- ------------------------ -------------------
                                                                                  PBHG
                          American    High                 Small                Large Cap   PBHG
                          Leaders  Income Bond Utility Capitalization  Growth    Growth   Growth II
                          Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
Assets                    -------- ----------- ------- -------------- --------- --------- ---------
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II
  (28,878 shares; cost
  -- $593,008)..........  $601,248       --        --          --           --       --        --
 High Income Bond Fund
  II
  (31,144 shares; cost
  -- $326,009)..........       --    318,914       --          --           --       --        --
 Utility Fund II
  (26,481 shares; cost
  -- $354,673)..........       --        --    380,008         --           --       --        --
Investment in Alger
 American, at fair value
 (note 2):
 Small Capitalization
  Portfolio
  (41,921 shares; cost
  -- $1,831,455)........       --        --        --    2,311,918          --       --        --
 Growth Portfolio
  (50,009 shares; cost
  -- $2,728,747)........       --        --        --          --     3,219,551      --        --
Investment in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio
  (7,767 shares; cost--
  $112,571).............       --        --        --          --           --   198,139       --
 PBHG Growth II Portfo-
  lio
  (12,303 shares; cost
  -- $193,670)..........       --        --        --          --           --       --    283,587
Receivable from affili-
 ate....................       --        --          1         --           --       --         11
Receivable for units
 sold...................       --        --         24      15,660        9,223      --        570
                          --------   -------   -------   ---------    ---------  -------   -------
 Total assets...........   601,248   318,914   380,033   2,327,578    3,228,774  198,139   284,168
                          ========   =======   =======   =========    =========  =======   =======
Liabilities
Accrued expenses payable
 to affiliate
 (note 3)...............     1,335     1,180       642       3,005        2,319    2,163     2,329
Payable for units with-
 drawn..................       --        --        --          --           --       --        --
                          --------   -------   -------   ---------    ---------  -------   -------
 Total liabilities......     1,335     1,180       642       3,005        2,319    2,163     2,329
                          --------   -------   -------   ---------    ---------  -------   -------
Net assets attributable
 to variable life
 policyholders..........  $599,913   317,734   379,391   2,324,573    3,226,455  195,976   281,839
                          ========   =======   =======   =========    =========  =======   =======
Outstanding units: Type
 I (note 2).............    16,635    11,900    12,001     113,855       79,133    5,461     4,820
                          ========   =======   =======   =========    =========  =======   =======
Net asset value per
 unit: Type I...........  $  18.05     15.87     19.55       17.56        26.47    25.04     22.62
                          ========   =======   =======   =========    =========  =======   =======
Outstanding units: Type
 II (note 2)............    16,602     8,121     7,406      18,524       42,758    2,366     7,640
                          ========   =======   =======   =========    =========  =======   =======
Net asset value per
 unit: Type II..........  $  18.05     15.87     19.55       17.56        26.47    25.04     22.62
                          ========   =======   =======   =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investment in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth Port-
  folio
  (143,167 shares;
  cost -- $4,864,207)...  $8,545,625       --        --        --       --           --           --
 Growth Portfolio
  (206,232 shares;
  cost -- $4,779,113)...         --  6,939,716       --        --       --           --           --
 Worldwide Growth Port-
  folio
  (201,797 shares;
  cost -- $5,372,653)...         --        --  9,635,806       --       --           --           --
 Balanced Portfolio
  (84,084 shares;
  cost -- $1,751,502)...         --        --        --  2,347,630      --           --           --
 Flexible Income Portfo-
  lio
  (17,825 shares; cost
  -- $211,588)..........         --        --        --        --   203,559          --           --
 International Growth
  Portfolio
  (59,726 shares;
  cost -- $1,352,720)...         --        --        --        --       --     2,309,613          --
 Capital Appreciation
  Portfolio
  (66,811 shares;
  cost -- $1,656,707)...         --        --        --        --       --           --     2,216,124
Receivable from affili-
 ate....................         --        --         27       --       --            10          --
Receivable for units
 sold...................       3,499    17,184     1,809     1,674      --            56        8,813
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total assets...........   8,549,124 6,956,900 9,637,642 2,349,304  203,559    2,309,679    2,224,937
                          ========== ========= ========= =========  =======    =========    =========
Liabilities
Accrued expenses payable
 to affiliate
 (note 3)...............      11,162     3,056     4,354     1,959    1,198        2,489        9,403
Payable for units with-
 drawn..................         --        --        --        --       --           --           --
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total liabilities......      11,162     3,056     4,354     1,959    1,198        2,489        9,403
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $8,537,962 6,953,844 9,633,288 2,347,345  202,361    2,307,190    2,215,534
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I (note 2).............     119,651   150,399   192,606    63,165    5,993       34,317       22,233
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    51.75     34.92     39.95     24.98    13.82        29.06        32.74
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II (note 2)............      45,333    48,738    48,527    30,804    8,649       45,077       45,437
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    51.75     34.92     39.95     24.98    13.82        29.06        32.74
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

                                     Goldman Sachs
                                   Variable Insurance      Salomon Brothers
                                         Trust        Variable Series Fund Inc.
                                   ------------------ --------------------------
                                   Growth and Mid Cap Strategic           Total
                                     Income    Value    Bond    Investors Return
                                      Fund     Fund     Fund      Fund     Fund
                                   ---------- ------- --------- --------- ------
Assets
Investment in Goldman Sachs Vari-
 able Insurance Trust
 at fair value (note 2):
 Growth and Income Fund (1,957
  shares; cost -- $21,040).......   $21,313       --      --        --      --
 Mid Cap Value Fund (52,976
  shares; cost -- $446,381)......       --    446,055     --        --      --
Investment in Salomon Brothers
 Variable Series Fund Inc.
 at fair value (note 2):
 Strategic Bond Fund (5,753
  shares; cost -- $57,478).......       --        --   55,570       --      --
 Investors Fund (809 shares; cost
  -- $9,604).....................       --        --      --      9,889     --
 Total Return Fund (110 shares;
  cost -- $1,159)................       --        --      --        --    1,122
Receivable from affiliate........         1        12     --        --      --
Receivable for units sold........       --     15,263     --        --      --
                                    -------   -------  ------     -----   -----
 Total assets....................    21,314   461,330  55,570     9,889   1,122
                                    =======   =======  ======     =====   =====
Liabilities
Accrued expenses payable to af-
 filiate (note 3)................         6       118      16         1     --
Payable for units withdrawn......       --        --      --        --      --
                                    -------   -------  ------     -----   -----
 Total liabilities...............         6       118      16         1     --
                                    -------   -------  ------     -----   -----
Net assets attributable to vari-
 able life policyholders.........   $21,308   461,212  55,554     9,888   1,122
                                    =======   =======  ======     =====   =====
Outstanding units: Type I (note
 2)..............................       --     47,242     --        111     103
                                    =======   =======  ======     =====   =====
Net asset value per unit: Type
 I...............................   $  9.30      8.45   10.22     13.48   10.69
                                    =======   =======  ======     =====   =====
Outstanding units: Type II (note
 2)..............................     2,291     7,339   5,436       623       2
                                    =======   =======  ======     =====   =====
Net asset value per unit: Type
 II..............................   $  9.30      8.45   10.22     13.48   10.69
                                    =======   =======  ======     =====   =====


                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations

                                            GE Investments Funds, Inc.
                                   --------------------------------------------
                                                                  Government
                                        S&P 500 Index Fund      Securities Fund
                                   ---------------------------- ---------------
                                     Year ended December 31,     Period ended
                                   ----------------------------  December 11,
                                      1999      1998     1997        1997
                                   ---------- --------- ------- ---------------
Investment income:
 Income -- Ordinary dividends....  $   60,042    43,701  40,894        --
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)................      35,117    26,008  17,405      2,085
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)...............      13,313     1,383     --         --
                                   ---------- --------- -------     ------
Net investment income (expense)..      11,612    16,310  23,489     (2,085)
                                   ---------- --------- -------     ------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss)........     367,307   200,588  18,179      1,254
 Unrealized appreciation (depre-
  ciation) on investments........     797,281   637,587 504,771     18,064
 Capital gain distributions......      82,915   154,941  48,005        --
                                   ---------- --------- -------     ------
Net realized and unrealized gain
 (loss) on investments...........   1,247,503   993,116 570,955     19,318
                                   ---------- --------- -------     ------
Increase (decrease) in net assets
 from operations.................  $1,259,115 1,009,426 594,444     17,233
                                   ========== ========= =======     ======

                              GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------
                            Money Market Fund           Total Return Fund
                         --------------------------  ------------------------
                         Year ended December 31,     Year ended December 31,
                         --------------------------  ------------------------
                          1999     1998      1997     1999    1998     1997
                         -------  -------  --------  ------- -------  -------
Investment income:
 Income -- Ordinary div-
  idends................ 261,216  161,959   107,705   87,229 207,758   86,792
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......  20,306   18,144    13,717   28,286  26,094   24,218
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......  17,608    2,862       --     1,377     212      --
                         -------  -------  --------  ------- -------  -------
Net investment income
 (expense).............. 223,302  140,953    93,988   57,566 181,452   62,574
                         -------  -------  --------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       3      517   298,840   10,066 (62,109) (54,073)
 Unrealized appreciation
  (depreciation) on in-
  vestments.............      (3)    (517) (300,439) 319,427 423,954  123,159
 Capital gain distribu-
  tions.................     --       --        --   102,400     --   370,006
                         -------  -------  --------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........     --       --     (1,599) 431,893 361,845  439,092
                         -------  -------  --------  ------- -------  -------
Increase (decrease) in
 net assets from opera-
 tions.................. 223,302  140,953    92,389  489,459 543,297  501,666
                         =======  =======  ========  ======= =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                           International Equity            Real Estate
                                   Fund                  Securities Fund
                         -------------------------  ---------------------------
                         Year ended December 31,     Year ended December 31,
                         -------------------------  ---------------------------
                           1999     1998    1997      1999      1998     1997
                         --------  ------- -------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $    669    5,942     685    23,112    13,488    7,238
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      792      638     399     2,004     1,772      814
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      531       10     --        839       117      --
                         --------  ------- -------  --------  --------  -------
Net investment income
 (expense)..............     (654)   5,294     286    20,269    11,599    6,424
                         --------  ------- -------  --------  --------  -------
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................    5,881       93     654   (14,908)  (13,410)   2,800
 Unrealized appreciation
  (depreciation) on
  investments...........   34,706    8,003  (5,290)  (10,218)  (64,135)  (2,725)
 Capital gain distribu-
  tions.................   16,048      --    7,881     1,216    12,450   13,442
                         --------  ------- -------  --------  --------  -------
Net realized and
 unrealized (loss) gain
 on investments.........   56,635    8,096   3,245   (23,910)  (65,095)  13,517
                         --------  ------- -------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $ 55,981   13,390   3,531    (3,641)  (53,496)  19,941
                         ========  ======= =======  ========  ========  =======

                               GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------
                            Global Income Fund          Value Equity Fund
                         -------------------------- --------------------------
                                       Period from                 Period from
                          Year ended     June 18,    Year ended     June 17,
                         December 31,    1997 to    December 31,     1997 to
                         ------------- December 31, -------------  December 31
                          1999   1998      1997      1999   1998      1997
                         ------  ----- ------------ ------ ------  -----------
Investment income:
 Income -- Ordinary
  dividends.............  1,257  2,016      424      4,044  1,033       16
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    258    352       30        824    270       17
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    141      2      --       1,482    256      --
                         ------  -----     ----     ------ ------      ---
Net investment income
 (expense)..............    858  1,662      394      1,738    507       (1)
                         ------  -----     ----     ------ ------      ---
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................   (128) 3,656       35     14,236   (305)      (9)
 Unrealized appreciation
  (depreciation) on
  investments........... (4,715) 1,314     (329)    22,084 11,219        1
 Capital gain distribu-
  tions.................     95     84       37        --   5,046       99
                         ------  -----     ----     ------ ------      ---
Net realized and
 unrealized (loss) gain
 on investments......... (4,748) 5,054     (257)    36,320 15,960      (91)
                         ------  -----     ----     ------ ------      ---
Increase (decrease) in
 net assets from
 operations............. (3,890) 6,716      137     38,058 16,467       90
                         ======  =====     ====     ====== ======      ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                        GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------------
                                                                                 Premier Growth
                                 Income Fund               U.S. Equity Fund       Equity Fund
                         ----------------------------- ------------------------- --------------
                                          Period from               Period from   Period from
                           Year ended     December 12,     Year       June 10,      June 9,
                          December 31,      1997 to       Ended       1998 to       1999 to
                         ---------------- December 31, December 31, December 31,  December 31,
                           1999     1998      1997         1999         1998          1999
                         --------  ------ ------------ ------------ ------------ --------------
Investment income:
 Income -- Ordinary
  dividends............. $ 21,400  20,775      992         1,122         269            124
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............    2,983   2,899      116            74         --             103
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............       47       3      --            825          47            116
                         --------  ------     ----        ------       -----         ------
Net investment income
 (expense)..............   18,370  17,873      876           223         222            (95)
                         ========  ======     ====        ======       =====         ======
Net realized and
 unrealized (loss) gain
 on investments:
 Net realized gain
  (loss)................      (78)  3,321     (838)        2,835         144            344
 Unrealized appreciation
  (depreciation) on
  investments...........  (28,051)  4,423      523         6,670       3,300         13,285
 Capital gain
  distributions.........      662   3,666      --         10,093         600          4,011
                         --------  ------     ----        ------       -----         ------
Net realized and
 unrealized (loss) gain
 on investments.........  (27,467) 11,410     (315)       19,598       4,044         17,640
                         --------  ------     ----        ------       -----         ------
Increase (decrease) in
 net assets from
 operations............. $ (9,097) 29,283      561        19,821       4,266         17,545
                         ========  ======     ====        ======       =====         ======

                                          Oppenheimer Variable Account Funds
                                         --------------------------------------
                                          Money Fund        Bond Fund/VA
                                         ------------ -------------------------
                                         Period ended Year ended December 31,
                                         December 11, -------------------------
                                             1997       1999     1998    1997
                                         ------------ --------  ------- -------
Investment income:
 Income -- Ordinary dividends..........      $27        21,896    5,253  16,714
 Expenses -- Mortality and expense risk
  charges --
  Type I (note 3)......................        4         3,043    2,541   1,872
 Expenses -- Mortality and expense risk
  charges --
  Type II (note 3).....................      --            683       56     --
                                             ---      --------  ------- -------
Net investment income (expense)........       23        18,170    2,656  14,842
                                             ===      ========  ======= =======
Net realized and unrealized gain on
 investments:
 Net realized gain (loss)..............      --         (1,863)   2,899     276
 Unrealized appreciation (depreciation)
  on investments.......................      --        (29,542)  11,167   5,965
 Capital gain distributions............      --          2,165    4,848     872
                                             ---      --------  ------- -------
Net realized and unrealized gain (loss)
 on investments........................      --        (29,240)  18,914   7,113
                                             ---      --------  ------- -------
Increase (decrease) in net assets from
 operations............................      $23       (11,070)  21,570  21,955
                                             ===      ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued)
                         ----------------------------------------------------------
                         Capital Appreciation Fund/VA   Aggessive Growth Fund/VA
                         ----------------------------------------------------------
                           Year ended December 31,       Year ended December 31,
                         ----------------------------------------------------------
                            1999       1998      1997     1999      1998     1997
                         ----------  --------- ------------------  -------  -------
Investment income:
 Income -- Ordinary
  dividends.............     11,323    18,421    94,465       --     8,230    5,972
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     24,680    18,337    13,535    30,929   23,326   19,370
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      2,409       315       --      1,422      306      --
                         ----------  --------  -------- ---------  -------  -------
Net investment income
 (expense)..............    (15,766)     (231)   80,930   (32,351) (15,402) (13,398)
                         ==========  ========  ======== =========  =======  =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................    205,534    89,327   112,639   393,176   93,644  264,595
 Unrealized appreciation
  (depreciation) on
  investments...........  1,083,816   270,706   226,521 2,690,916  277,402  (89,502)
 Capital gain
  distributions.........    130,214   211,836       --        --    83,215  113,459
                         ----------  --------  -------- ---------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  1,419,564   571,869   339,160 3,084,092  454,261  288,552
                         ----------  --------  -------- ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............  1,403,798   571,638   420,090 3,051,741  438,859  275,154
                         ==========  ========  ======== =========  =======  =======

                             Oppenheimer Variable Account Funds (continued)
                         ---------------------------------------------------------
                           High Income Fund/VA       Multiple Strategies Fund/VA
                         -------------------------- ------------------------------
                         Year ended December 31,       Year ended December 31,
                         -------------------------- ------------------------------
                           1999     1998     1997     1999      1998       1997
                         --------  -------  ------- --------- ---------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $129,252   37,269  104,862    30,217     6,701     23,583
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......   13,177   12,467    8,770     5,751     5,131      4,459
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    1,187      111      --        766       150        --
                         --------  -------  ------- --------- ---------  ---------
Net investment income
 (expense)..............  114,888   24,691   96,092    23,700     1,420     19,124
                         ========  =======  ======= ========= =========  =========
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................   (9,827)   3,380   11,476    12,030    10,586     26,553
 Unrealized appreciation
  (depreciation) on
  investments...........  (37,389) (81,675)  28,520    16,700    (5,312)    27,703
 Capital gain
  distributions.........      --    45,551      763    43,483    37,972     21,730
                         --------  -------  ------- --------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (47,216) (32,744)  40,759    72,213    43,246     75,986
                         --------  -------  ------- --------- ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $ 67,672   (8,053) 136,851    95,913    44,666     95,110
                         ========  =======  ======= ========= =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                            ---------------------------------------------------
                            Money Market High Income
                             Portfolio    Portfolio   Equity-Income Portfolio
                            ------------ ------------ -------------------------
                            Period ended Period ended Year ended December 31,
                            December 11, December 11, -------------------------
                                1997         1997       1999     1998    1997
                            ------------ ------------ --------  ------- -------
Investment income:
 Income -- Ordinary
  dividends...............    $31,897       14,963     100,754   77,691  57,767
 Expenses -- Mortality and
  expense risk charges--
  Type I (note 3).........      1,948        1,461      46,384   41,459  30,384
 Expenses -- Mortality and
  expense risk charges--
  Type II (note 3)........        --           --        2,894      544     --
                              -------      -------    --------  ------- -------
Net investment income
 (expense)................     29,949       13,502      51,476   35,688  27,383
                              =======      =======    ========  ======= =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)..................        --        41,295     273,786  235,107 125,398
 Unrealized appreciation
  (depreciation) on
  investments.............        --       (23,320)   (193,819)  97,581 539,549
 Capital gain
  distributions...........        --         1,849     224,259  275,448 282,036
                              -------      -------    --------  ------- -------
Net realized and
 unrealized gain (loss) on
 investments..............        --        19,824     304,226  608,136 946,983
                              -------      -------    --------  ------- -------
Increase (decrease) in net
 assets from operations...    $29,949       33,326     355,702  643,824 974,366
                              =======      =======    ========  ======= =======

                            Variable Insurance Products Fund (continued)
                         -------------------------------------------------------
                              Growth Portfolio            Overseas Portfolio
                         -----------------------------  ------------------------
                           Year ended December 31,      Year ended December 31,
                         -----------------------------  ------------------------
                           1999       1998      1997     1999    1998     1997
                         ---------  ---------  -------  ------- -------  -------
Investment income:
 Income -- Ordinary
  dividends.............    17,646     28,150   24,386   32,601  34,556   31,159
 Expenses -- Mortality
  and expense risk
  charges --Type I (note
  3)....................    56,960     42,146   30,276   16,186  13,985   12,638
 Expenses -- Mortality
  and expense risk
  charges --Type II
  (note 3)..............     3,167        138      --       579      19      --
                         ---------  ---------  -------  ------- -------  -------
Net investment income
 (expense)..............   (42,481)   (14,134)  (5,890)  15,836  20,552   18,521
                         =========  =========  =======  ======= =======  =======
Net realized and
 unrealized gain on
 investments:
 Net realized gain
  (loss)................   453,879    728,950  193,439  112,501  98,578   95,087
 Unrealized appreciation
  (depreciation) on
  investments........... 1,452,235    630,736  566,792  685,935  (8,287) (45,710)
 Capital gain
  distributions.........   864,641    675,592  111,094   53,190 103,670  124,634
                         ---------  ---------  -------  ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments......... 2,770,755  2,035,278  871,325  851,626 193,961  174,011
                         ---------  ---------  -------  ------- -------  -------
Increase (decrease) in
 net assets from
 operations............. 2,728,274  2,021,144  865,435  867,462 214,513  192,532
                         =========  =========  =======  ======= =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund II
                         --------------------------------------------------------------
                            Asset Manager Portfolio          Contrafund Portfolio
                         ------------------------------- ------------------------------
                            Year ended December 31          Year ended December 31
                         ------------------------------- ------------------------------
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
 Income -- Ordinary
  dividends............. $153,442  131,901    121,212     18,437   14,737      9,110
 Expenses -- Mortality
  and expense risk
  charges-- Type I (note
  3)....................   33,559   30,607     26,984     23,952   17,652     11,153
 Expenses -- Mortality
  and expense risk
  charges-- Type II
  (note 3)..............      439       77        --       6,221      668        --
                         --------  -------    -------    -------  -------    -------
Net investment income
 (expense)..............  119,444  101,217     94,228    (11,736)  (3,583)    (2,043)
                         ========  =======    =======    =======  =======    =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   64,747   58,132     68,861    354,876  228,313    198,947
 Unrealized appreciation
  (depreciation) on
  investments...........   89,931   32,734    222,652    425,779  398,426    135,687
 Capital gain
  distributions.........  195,289  395,701    296,760    135,201  108,073     24,629
                         --------  -------    -------    -------  -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........  349,967  486,567    588,273    915,856  734,812    359,263
                         --------  -------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations............. $469,411  587,784    682,501    904,120  731,229    357,220
                         ========  =======    =======    =======  =======    =======
                                    Variable Insurance Products Fund III
                         --------------------------------------------------------------
                                                             Growth Opportunities
                           Growth & Income Portfolio              Portfolio
                         ------------------------------- ------------------------------
                                            Period from                    Period from
                            Year ended        May 30,      Year ended        May 30,
                           December 31,       1997 to     December 31,       1997 to
                         -----------------  December 31, ----------------  December 31,
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
 Income -- Ordinary
  dividends.............    2,804      --         --       3,049      808        --
 Expenses -- Mortality
  and expense risk
  charges-- Type I (note
  3)....................    2,165    1,159         45      1,866    1,170        148
 Expenses -- Mortality
  and expense risk
  charges-- Type II
  (note 3)..............    2,516      244        --         866       53        --
                         --------  -------    -------    -------  -------    -------
Net investment income
 (expense)..............   (1,877)  (1,403)       (45)       317     (415)      (148)
                         ========  =======    =======    =======  =======    =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   28,022    2,566      1,642     10,345    3,612        472
 Unrealized appreciation
  (depreciation) on
  investments...........   21,930   59,468     (1,102)    (1,242)  35,308      3,433
 Capital gain
  distributions.........    5,692      337        --       5,663    2,865        --
                         --------  -------    -------    -------  -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........   55,644   62,371        540     14,766   41,785      3,905
                         --------  -------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations.............   53,767   60,968        495     15,083   41,370      3,757
                         ========  =======    =======    =======  =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Neuberger & Berman
                                                    Advisers Management Trust
                                                  -----------------------------
                                                  Balanced    Bond     Growth
                                                  Portfolio Portfolio Portfolio
                                                  --------- --------- ---------
                                                    Period ended December 11,
                                                  -----------------------------
                                                    1997      1997      1997
                                                  --------- --------- ---------
Investment income:
 Income -- Ordinary dividends....................  $ 4,567    4,664        --
 Expenses -- Mortality and expense risk charges
  -- Type I (note 3).............................    1,723      462        982
 Expenses -- Mortality and expense risk charges
  -- Type II (note 3)............................      --       --         --
                                                   -------    -----    -------
Net investment income (expense)..................    2,844    4,202       (982)
                                                   =======    =====    =======
Net realized and unrealized gain (loss) on in-
 vestments:
 Net realized gain (loss)........................   36,568     (162)    37,624
 Unrealized appreciation (depreciation) on in-
  vestments......................................  (14,898)     (48)   (18,849)
 Capital gain distributions......................   11,743      --      11,458
                                                   -------    -----    -------
Net realized and unrealized gain (loss) on in-
 vestments.......................................   33,413     (210)    30,233
                                                   -------    -----    -------
Increase (decrease) in net assets from opera-
 tions...........................................  $36,257    3,992     29,251
                                                   =======    =====    =======

                                                Federated Insurance Series
                         ------------------------------------------------------------------------------
                          American Leaders Fund      High Income Bond Fund
                                   II                         II                  Utility Fund II
                         -------------------------- ---------------------------------------------------
                         Year ended December 31,    Year ended December 31,   Year ended December 31,
                         -------------------------- ---------------------------------------------------
                           1999     1998     1997     1999     1998     1997    1999     1998    1997
                         --------  -------  ------- --------  -------  ---------------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $  3,192      626      44    15,467    3,125   3,460    6,452    1,649   2,661
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............    1,774    1,082     113     1,149      938     656    1,634    1,345     860
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............    1,482      198     --        583       41     --       602       36     --
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Net investment income
 (expense)..............      (64)    (654)    (69)   13,735    2,146   2,804    4,216      268   1,801
                         ========  =======  ======  ========  =======  ====== ========  ======= =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    8,624     (245)    598    (2,384)   1,890     836    3,277    5,077   1,782
 Unrealized appreciation
  (depreciation) on
  investments...........  (17,252)  22,437   3,025   (10,198)  (3,246)  5,274  (16,132)  11,499  25,287
 Capital gain
  distributions.........   32,275    8,313     104     1,345      882     159   12,525   10,132   2,268
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........   23,647   30,505   3,727   (11,237)    (474)  6,269     (330)  26,708  29,337
                         --------  -------  ------  --------  -------  ------ --------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $ 23,583   29,851   3,658     2,498    1,672   9,073    3,886   26,976  31,138
                         ========  =======  ======  ========  =======  ====== ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Alger American Fund
                         -----------------------------------------------------------
                         Small Capitalization Portfolio       Growth Portfolio
                         --------------------------------- -------------------------
                            Year ended December 31,        Year ended December 31,
                         --------------------------------- -------------------------
                            1999       1998       1997      1999     1998     1997
                         ----------  ---------- ---------- -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $       --         --         --    2,264    3,185    3,606
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      9,129      6,602      5,518   13,062    8,011    7,350
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      1,012        105         --    4,272      105       --
                         ----------  ---------  ---------  -------  -------  -------
Net investment income
 (expense)..............    (10,141)    (6,707)    (5,518) (15,070)  (4,931)  (3,744)
                         ==========  =========  =========  =======  =======  =======
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (6,385)   (65,245)   109,665  390,753   60,482  103,893
 Unrealized appreciation
  (depreciation) on
  investments...........    405,230    102,269    (21,855)  99,476  293,124  100,012
 Capital gain
  distributions.........    183,620    119,910     23,157  224,152  156,070    6,410
                         ----------  ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........    582,465    156,934    110,967  714,381  509,676  210,315
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $  572,324    150,227    105,449  699,311  504,745  206,571
                         ==========  =========  =========  =======  =======  =======

                                   PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio             PBGH Growth II Portfolio
                         ---------------------------- ----------------------------
                                         Period from                  Period from
                          Year ended       May 30,     Year ended       May 30,
                         December 31,      1997 to    December 31,      1997 to
                         --------------  December 31, --------------  December 31,
                          1999    1998       1997      1999    1998       1997
                         ------  ------  ------------ -------  -----  ------------
Investment income:
 Income -- Ordinary
  dividends.............     --      --       --           --     --        --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    606     310       63          569    177        43
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    209      17       --          410     62        --
                         ------  ------      ---      -------  -----      ----
Net investment income
 (expense)..............   (815)   (327)     (63)        (979)  (239)      (43)
                         ======  ======      ===      =======  =====      ====
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  5,563   3,310      584       34,202   (197)       34
 Unrealized appreciation
  (depreciation) on
  investments........... 71,826  13,650       92       81,393  8,666      (142)
 Capital gain
  distributions.........     --      --       --           --     --        --
                         ------  ------      ---      -------  -----      ----
Net realized and
 unrealized gain (loss)
 on investments......... 77,389  16,960      676      115,595  8,469      (108)
                         ------  ------      ---      -------  -----      ----
Increase (decrease) in
 net assets from
 operations............. 76,574  16,633      613      114,616  8,230      (151)
                         ======  ======      ===      =======  =====      ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                       Janus Aspen Series
                         ----------------------------------------------------------------------------------
                             Aggressive Growth                                       Worldwide Growth
                                 Portfolio                Growth Portfolio               Portfolio
                         ---------------------------  -------------------------- --------------------------
                          Year ended December 31,      Year ended December 31,    Year ended December 31,
                         ---------------------------  -------------------------- --------------------------
                            1999     1998     1997      1999      1998    1997     1999      1998    1997
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $   65,274     --       --      10,964   81,252  24,526    11,433  109,248  24,679
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............     24,955  13,231   10,376     25,172   16,385  11,319    38,848   27,847  16,118
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      6,757     391      --       5,821      257     --      6,863      646     --
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net investment income
 (expense)..............     33,562 (13,622) (10,376)   (20,029)  64,610  13,207   (34,278)  80,755   8,561
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    861,331 171,826  202,593    379,537  115,203  94,811   404,104  233,014  89,852
 Unrealized appreciation
  (depreciation) on
  investments...........  3,141,869 488,613  (21,456) 1,328,882  576,941 155,268 3,266,899  623,292 251,916
 Capital gain
  distributions.........    111,141     --       --      21,779   65,314  22,729       --    43,815  11,139
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  4,114,341 660,439  181,137  1,730,198  757,458 272,808 3,671,003  900,121 352,907
                         ---------- -------  -------  ---------  ------- ------- ---------  ------- -------
Increase (decrease) in
 net assets
 from operations........ $4,147,903 646,817  170,761  1,710,169  822,068 286,015 3,636,725  980,876 361,468
                         ========== =======  =======  =========  ======= ======= =========  ======= =======

                                         Janus Aspen Series (continued)
                                   --------------------------------------------
                                                            Flexible Income
                                     Balanced Portfolio        Portfolio
                                   ----------------------- --------------------
                                                               Year ended
                                   Year ended December 31,    December 31,
                                   ----------------------- --------------------
                                     1999    1998    1997   1999   1998   1997
                                   -------- ------- ------ ------  -----  -----
Investment income:
 Income -- Ordinary dividends..... $ 43,936  36,704 11,688 12,568  4,328  3,475
 Expenses -- Mortality and expense
  risk charges -- Type I
  (note 3)........................    9,328   5,806  2,145    715    449    240
 Expenses -- Mortality and expense
  risk charges -- Type II (note
  3)..............................    3,366     484    --     511     10    --
                                   -------- ------- ------ ------  -----  -----
Net investment income (expense)...   31,242  30,414  9,543 11,342  3,869  3,235
                                   -------- ------- ------ ------  -----  -----
Net realized and unrealized gain
 on investments:
 Net realized gain (loss).........   79,219  24,529  8,229 (1,786) 1,687    305
 Unrealized appreciation (depreci-
  ation) on investments...........  321,542 216,533 41,009 (8,109)   (74)    72
 Capital gain distributions.......      --    5,970    404    566    167     17
                                   -------- ------- ------ ------  -----  -----
Net realized and unrealized gain
 (loss) on investments............  400,761 247,032 49,642 (9,329) 1,780    394
                                   -------- ------- ------ ------  -----  -----
Increase (decrease) in net assets
 from operations.................. $432,003 277,446 59,185  2,013  5,649  3,629
                                   ======== ======= ====== ======  =====  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Janus Aspen Series (continued)
                         --------------------------------------------------------
                           International Growth        Capital Appreciation
                                Portfolio                    Portfolio
                         -------------------------  -----------------------------
                                                                     Period from
                                                      Year ended     May 21, 1997
                         Year ended December 31,     December 31,         to
                         -------------------------  ---------------  December 31,
                           1999     1998    1997     1999     1998       1997
                         --------  ------- -------  -------  ------  ------------
Investment income:
 Income -- Ordinary div-
  idends................    2,819   10,815   1,441      509     132       27
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    4,231    3,098   1,442    3,352   1,260       34
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    4,585      580     --     4,381      91      --
                         --------  ------- -------  -------  ------      ---
Net investment income
 (expense)..............   (5,997)   7,137      (1)  (7,224) (1,219)      (7)
                         --------  ------- -------  -------  ------      ---
Net realized and
 unrealized gain on in-
 vestments:
 Net realized gain
  (loss)................   54,154   40,482   5,037   82,791  28,363      106
 Unrealized appreciation
  (depreciation) on in-
  vestments.............  923,354   16,463  16,037  513,292  45,429      697
 Capital gain distribu-
  tions.................      --     1,528     275    5,853     --       --
                         --------  ------- -------  -------  ------      ---
Net realized and
 unrealized gain (loss)
 on investments.........  977,508   58,473  21,349  601,936  73,792      803
                         --------  ------- -------  -------  ------      ---
Increase (decrease) in
 net assets from opera-
 tions..................  971,511   65,610  21,348  594,712  72,573      796
                         ========  ======= =======  =======  ======      ===


                                   Goldman Sachs Variable Insurance Trust
                             ---------------------------------------------------
                              Growth and Income Fund      Mid Cap Value Fund
                             ------------------------- -------------------------
                                          Period from               Period from
                                           October 1,                August 28,
                              Year ended    1998 to     Year ended    1998 to
                             December 31, December 31, December 31, December 31,
                                 1999         1998         1999         1998
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............      $242          95          3,355         408
  Expenses -- Mortality and
   expense risk charges --
   Type I (note 3).........         3           2            293         --
  Expenses -- Mortality and
   expense risk charges --
   Type II (note 3)........       112          17            448         117
                                 ----         ---         ------       -----
    Net investment income
     (expense).............       127          76          2,614         291
                                 ----         ---         ------       -----
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................       585         120             87       3,047
  Unrealized appreciation
   (depreciation) on
   investments.............      (222)        496         (2,647)      2,320
  Capital gain
   distributions...........       --          --             --          --
                                 ----         ---         ------       -----
    Net realized and
     unrealized gain (loss)
     on investments........       363         616         (2,560)      5,367
                                 ----         ---         ------       -----
    Increase (decrease) in
     net assets from opera-
     tions.................      $490         692             54       5,658
                                 ====         ===         ======       =====


                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Salomon Brothers Variable Series Fund Inc.
                             ---------------------------------------------------
                              Strategic                                Total
                              Bond Fund        Investors Fund       Return Fund
                             ------------ ------------------------- ------------
                                                       Period from
                                                       December 8,
                              Year ended   Year ended    1998 to     Year ended
                             December 31, December 31, December 31, December 31,
                                 1999         1999         1998         1999
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............     $2,773         44            6           27
  Expenses -- Mortality and
   expense risk charges --
   Type I (note 3).........        --          14            1            4
  Expenses -- Mortality and
   expense risk charges --
   Type II (note 3)........        163          6          --           --
                                ------        ---          ---          ---
    Net investment income
     (expense).............      2,610         24            5           23
                                ------        ---          ---          ---
Net realized and unrealized
gain (loss) on investments:
  Net realized gain
   (loss)..................          3         22          --            (1)
  Unrealized appreciation
   (depreciation) on
   investments.............     (1,908)       232           53          (37)
  Capital gain distribu-
   tions...................        --         --           --           --
                                ------        ---          ---          ---
    Net realized and
     unrealized gain (loss)
     on investments........     (1,905)       254           53          (38)
                                ------        ---          ---          ---
    Increase (decrease) in
     net assets from opera-
     tions.................     $  705        278           58          (15)
                                ======        ===          ===          ===






                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                         GE Investments Funds, Inc.
                                 ----------------------------------------------
                                                                    Government
                                                                    Securities
                                       S&P 500 Index Fund              Fund
                                 --------------------------------  ------------
                                    Year ended December 31,        Period ended
                                 --------------------------------  December 11,
                                    1999       1998       1997         1997
                                 ----------  ---------  ---------  ------------
Increase (decrease) in net as-
 sets
From operations:
 Net investment income
  (expense)....................  $   11,612     16,310     23,489      (2,085)
 Net realized gain (loss)......     367,307    200,588     18,179       1,254
 Unrealized appreciation
  (depreciation) on
  investments..................     797,281    637,587    504,771      18,064
 Capital gain distributions....      82,915    154,941     48,005         --
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets from operations......   1,259,115  1,009,426    594,444      17,233
                                 ----------  ---------  ---------    --------
From capital transactions:
 Net premiums..................   2,348,331  1,553,985    496,133      36,517
 Loan interest.................        (199)      (667)    (2,663)        290
 Transfers (to) from the
  general account of GE Life
  and Annuity:
 Death benefits................     (10,568)       --    (146,232)        --
 Surrenders....................    (226,385)     2,166    (28,437)    (15,385)
 Loans.........................    (147,819)   (28,223)   (12,720)     (4,137)
 Cost of insurance and
  administrative expense
  (note 3).....................    (761,285)  (453,919)  (235,713)    (23,090)
 Transfer gain (loss) and
  transfer fees................      (1,620)  (111,502)      (793)       (675)
 Interfund transfers...........     702,040    (71,575)   954,081    (322,397)
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets from capital
   transactions................   1,902,495    890,265  1,023,656    (328,877)
                                 ----------  ---------  ---------    --------
Increase (decrease) in net
 assets........................   3,161,610  1,899,691  1,618,100    (311,644)
Net assets at beginning of
 year..........................   5,307,680  3,407,989  1,789,889     311,644
                                 ----------  ---------  ---------    --------
Net assets at end of year......  $8,469,290  5,307,680  3,407,989         --
                                 ==========  =========  =========    ========

                                      GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------
                                  Money Market Fund                  Total Return Fund
                          -----------------------------------  -------------------------------
                               Year ended December 31,            Year ended December 31,
                          -----------------------------------  -------------------------------
                             1999         1998        1997       1999       1998       1997
                          -----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   223,302     140,953      93,988     57,566    181,452     62,574
 Net realized gain
  (loss)................            3         517     298,840     10,066    (62,109)   (54,073)
 Unrealized appreciation
  (depreciation) on
  investments...........           (3)       (517)   (300,439)   319,427    423,954    123,159
 Capital gain
  distributions.........          --          --          --     102,400        --     370,006
                          -----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........      223,302     140,953      92,389    489,459    543,297    501,666
                          -----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    7,117,726   5,316,844   3,634,434    251,092    252,081    169,809
 Loan interest..........          132       2,567      (3,118)      (279)      (327)      (299)
 Transfers (to) from the
  general account of GE
  Life and Annuity
  Death benefits........          --       (1,231)    (15,944)   (16,660)   (21,333)    (7,452)
 Surrenders.............     (143,091)   (127,487)    (10,646)   (23,097)   (16,053)   (14,564)
 Loans..................     (382,888)    (92,788)     (5,231)   (24,984)    (8,458)    (3,824)
 Cost of insurance and
  administrative expense
  (note 3)..............     (488,436)   (379,891)   (284,457)  (406,244)  (385,697)  (357,384)
 Transfer gain (loss)
  and transfer fees.....       (7,217)    (24,254)   (233,325)      (706)    26,522     39,224
 Interfund transfers....   (5,024,217) (3,025,038) (3,317,791)   (27,330)    84,003     (2,809)
                          -----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    1,072,009   1,668,722    (236,078)  (248,208)   (69,262)  (177,299)
                          -----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    1,295,311   1,809,675    (143,689)   241,251    474,035    324,367
Net assets at beginning
 of year................    4,071,591   2,261,916   2,405,605  4,077,703  3,603,668  3,279,301
                          -----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of
 year...................  $ 5,366,902   4,071,591   2,261,916  4,318,954  4,077,703  3,603,668
                          ===========  ==========  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------------------------------------
                           International Equity      Real Estate Securities
                                   Fund                       Fund                  Global Income Fund
                          -------------------------  -------------------------  ----------------------------
                                                                                                Period from
                                                                                 Year ended       June 18,
                          Year ended December 31,    Year ended December 31,    December 31,      1997 to
                          -------------------------  -------------------------  --------------  December 31,
                            1999     1998     1997    1999     1998     1997     1999    1998       1997
                          --------  -------  ------  -------  -------  -------  ------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (654)   5,294     286   20,269   11,599    6,424     858   1,662       394
 Net realized gain
  (loss)................     5,881       93     654  (14,908) (13,410)   2,800    (128)  3,656        35
 Unrealized appreciation
  (depreciation) on
  investments...........    34,706    8,003  (5,290) (10,218) (64,135)  (2,725) (4,715)  1,314      (329)
 Capital gain
  distributions.........    16,048      --    7,881    1,216   12,450   13,442      95      84        37
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
  Increase (decrease) in
   net assets from
   operations...........    55,981   13,390   3,531   (3,641) (53,496)  19,941  (3,890)  6,716       137
From capital
 transactions:
 Net premiums...........   152,398   27,099  23,197  121,762  210,779   79,557  23,325  15,696     1,293
 Loan interest..........        14        1       4       47       (6)       2     --      --        --
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........    (7,573)     --      --   (11,787)     --       --      --      --        --
  Surrenders............       (86)    (497)   (904)  (1,244)  (3,842)    (692) (1,142)    --        --
  Loans.................   (24,626)    (733)   (289) (51,101)    (660)    (874)    --      --       (243)
  Cost of insurance and
   administrative
   expense (note 3).....       (40) (10,088) (5,480)     (90) (49,575) (17,806) (5,884) (4,405)     (373)
  Transfer gain (loss)
   and transfer fees....       --       303  (1,837)     --      (872)     300      66     128        (9)
 Interfund transfers....   (27,880)  10,770  22,059   22,778   41,309   89,769  37,663   8,773     8,418
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
  Increase (decrease) in
   assets from capital
   transactions.........    92,207   26,855  36,750   80,365  197,133  150,256  54,028  20,192     9,086
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
Increase (decrease) in
 net assets.............   148,188   40,245  40,281   76,724  143,637  170,197  50,138  26,908     9,223
Net assets at beginning
 of period..............   115,749   75,504  35,223  344,046  200,409   30,212  36,131   9,223       --
                          --------  -------  ------  -------  -------  -------  ------  ------     -----
Net assets at end of
 period.................  $263,937  115,749  75,504  420,770  344,046  200,409  86,269  36,131     9,223
                          ========  =======  ======  =======  =======  =======  ======  ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------
                                Value Equity Fund                 Income Fund
                          ------------------------------- ------------------------------
                                             Period from                    Period from
                             Year ended        June 17,     Year ended      December 12,
                            December 31,       1997 to     December 31,       1997 to
                          -----------------  December 31, ----------------  December 31,
                            1999     1998        1997      1999     1998        1997
                          --------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,738      507         (1)    18,370   17,873        876
 Net realized gain
  (loss)................    14,236     (305)        (9)       (78)   3,321       (838)
 Unrealized appreciation
  (depreciation) on
  investments...........    22,084   11,219          1    (28,051)   4,423        523
 Capital gain
  distributions.........       --     5,046         99        662    3,666        --
                          --------  -------     ------    -------  -------    -------
  Increase (decrease) in
   net assets from
   operations...........    38,058   16,467         90     (9,097)  29,283        561
From capital
 transactions:
 Net premiums...........   219,094  108,124      5,797     68,061   59,967        735
 Loan interest..........       (57)      34          2         11      (75)        12
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........   (10,051)     --         --         --       --         --
 Surrenders.............    (4,932)  (2,851)       --      (3,866) (29,103)       --
 Loans..................   (20,880)  (1,112)       --      (2,087)    (665)       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (40,864) (13,611)    (1,002)   (34,405) (32,512)    (1,655)
 Transfer gain (loss)
  and transfer fees.....    (8,769)  (3,719)        35       (166)    (444)       (30)
 Interfund transfers....   167,398   95,455      8,637    (45,407)  29,042    378,428
                          --------  -------     ------    -------  -------    -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   300,939  182,320     13,469    (17,859)  26,210    377,490
                          --------  -------     ------    -------  -------    -------
Increase (decrease) in
 net assets.............   338,997  198,787     13,559    (26,956)  55,493    378,051
Net assets at beginning
 of period..............   212,346   13,559        --     433,544  378,051        --
                          --------  -------     ------    -------  -------    -------
Net assets at end of
 period.................  $551,343  212,346     13,559    406,588  433,544    378,051
                          ========  =======     ======    =======  =======    =======

                                        GE Investments Funds, Inc. (continued)
                                        ---------------------------------------
                                                                     Premier
                                                                  Growth Equity
                                            U.S. Equity Fund          Fund
                                        ------------------------- -------------
                                                     Period from   Period from
                                                       June 10,   June 9, 1999
                                         Year ended    1998 to         to
                                        December 31, December 31, December 31,
                                            1999         1998         1999
                                        ------------ ------------ -------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)......        223          222           (95)
 Net realized gain (loss).............      2,835          144           344
 Unrealized appreciation
  (depreciation) on investments.......      6,670        3,300        13,285
 Capital gain distributions...........     10,093          600         4,011
                                          -------       ------       -------
  Increase (decrease) in net assets
   from operations....................     19,821        4,266        17,545
From capital transactions:
 Net premiums.........................    137,612       30,322        35,871
 Loan interest........................        --           --            --
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................        --           --            --
 Surrenders...........................       (462)         (80)          --
 Loans................................        --           --            --
 Cost of insurance and administrative
  expense (note 3)....................    (26,579)      (2,198)       (5,472)
 Transfer gain (loss) and transfer
  fees................................       (459)         172         1,248
 Interfund transfers..................     38,985       18,463        88,483
                                          -------       ------       -------
  Increase (decrease) in net assets
   from capital transactions..........    149,097       46,679       120,130
                                          -------       ------       -------
Increase (decrease) in net assets.....    168,918       50,945       137,675
Net assets at beginning of period.....     50,945          --            --
                                          -------       ------       -------
Net assets at end of period...........    219,863       50,945       137,675
                                          =======       ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Oppenheimer Variable Account Funds
                                        --------------------------------------
                                         Money Fund       Bond Fund/VA
                                        ------------ -------------------------
                                        Period ended Year ended December 31,
                                        December 11, -------------------------
                                            1997      1999     1998     1997
                                        ------------ -------  -------  -------
Increase (decrease) in net assets:
From operations:
 Net investment income (expense)......     $  23      18,170    2,656   14,842
 Net realized gain (loss).............       --       (1,863)   2,899      276
 Unrealized appreciation
  (depreciation) on investments.......       --      (29,542)  11,167    5,965
 Capital gain distributions...........       --        2,165    4,848      872
                                           -----     -------  -------  -------
  Increase (decrease) in net assets
   from operations....................        23     (11,070)  21,570   21,955
From capital transactions:
 Net premiums.........................       111     148,327  164,138   56,837
 Loan interest........................       --           18      (39)     (13)
 Transfers (to) from the general
  account of GE Life and Annuity:
 Death benefits.......................       --          --       --       --
 Surrenders...........................       --      (13,864) (17,769) (17,569)
 Loans................................       --         (838)  (1,348)  (2,018)
 Cost of insurance and administrative
  expense (note 3)....................      (205)    (63,471) (40,698) (23,294)
 Transfer gain (loss) and transfer
  fees................................        15         211      188   (1,279)
Transfers (to) from the Guarantee
 Account..............................       --          --       --       --
Interfund transfers...................      (651)    108,262   51,994  (12,046)
                                           -----     -------  -------  -------
  Increase (decrease) in net assets
   from capital transactions..........      (730)    178,645  156,466      618
                                           -----     -------  -------  -------
Increase (decrease) in net assets.....      (707)    167,575  178,036   22,573
Net assets at beginning of year.......       707     470,449  292,413  269,840
                                           -----     -------  -------  -------
Net assets at end of year.............     $ --      638,024  470,449  292,413
                                           =====     =======  =======  =======

                                Oppenheimer Variable Account Funds (continued)
                          ----------------------------------------------------------------
                            Aggressive Growth Fund/VA      Capital Appreciation Fund/VA
                          -------------------------------  -------------------------------
                             Year ended December 31,          Year ended December 31,
                          -------------------------------  -------------------------------
                            1999       1998       1997       1999       1998       1997
                          ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............    (32,351)   (15,402)   (13,398)   (15,766)      (231)    80,930
 Net realized gain
  (loss)................    393,176     93,644    264,595    205,534     89,327    112,639
 Unrealized appreciation
  (depreciation) on
  investments...........  2,690,916    277,402    (89,502) 1,083,816    270,706    226,521
 Capital gain
  distributions.........        --      83,215    113,459    130,214    211,836        --
                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........  3,051,741    438,859    275,154  1,403,798    571,638    420,090
From capital
 transactions:
 Net premiums...........    706,892    826,696    794,773    823,296    687,713    460,957
 Loan interest..........       (459)       171        305       (802)      (398)      (541)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........     (2,341)       --        (313)    (3,528)       --         --
 Surrenders.............   (160,601)  (139,804)   (41,954)  (104,939)  (137,732)   (69,141)
 Loans..................   (187,114)   (62,192)   (38,517)   (44,498)   (10,897)   (12,664)
 Cost of insurance and
  administrative expense
  (note 3)..............   (345,495)  (336,566)  (307,499)  (302,052)  (260,178)  (176,831)
 Transfer gain (loss)
  and transfer fees.....     (9,130)     2,879     13,531       (383)       (93)    (4,635)
Transfers (to) from the
 Guarantee Account......        --        (257)       --         --         --         --
Interfund transfers.....   (235,950)    (1,915)    61,532    (28,758)   100,907    180,805
                          ---------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   (234,198)   289,012    481,858    338,336    379,322    377,950
                          ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............  2,817,543    727,871    757,012  1,742,134    950,960    798,040
Net assets at beginning
 of year................  3,826,947  3,099,076  2,342,064  3,228,873  2,277,913  1,479,873
                          ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  6,644,490  3,826,947  3,099,076  4,971,007  3,228,873  2,277,913
                          =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued)
                         -----------------------------------------------------------
                                                             Multiple Strategies
                                High Income Fund                    Fund
                         --------------------------------  -------------------------
                            Year ended December 31,        Year ended December 31,
                         --------------------------------  -------------------------
                            1999       1998       1997      1999     1998     1997
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense)............. $  114,888     24,691     96,092   23,700    1,420   19,124
 Net realized gain
  (loss)................     (9,827)     3,380     11,476   12,030   10,586   26,553
 Unrealized appreciation
  (depreciation) on
  investments...........    (37,389)   (81,675)    28,520   16,700   (5,312)  27,703
 Capital gain
  distributions.........        --      45,551        763   43,483   37,972   21,730
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........     67,672     (8,053)   136,851   95,913   44,666   95,110
                         ----------  ---------  ---------  -------  -------  -------
From capital
 transactions:
 Net premiums...........    445,041    464,843    359,877  193,685  235,155  132,071
 Loan interest..........        890       (313)       (10)      (5)    (157)    (129)
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (215)    (3,028)       --      (253)     --       --
   Surrenders...........    (82,275)   (91,485)   (19,540) (26,225)  (8,552) (51,445)
   Loans................    (44,238)   (16,569)   (25,149)  (8,254)  (9,879)  (4,961)
   Cost of insurance and
     administrative
     expense (note 3)...   (170,939)  (190,705)  (162,386) (68,019) (68,755) (65,223)
   Transfer gain (loss)
   and transfer fees....     (1,499)     2,861        944     (182)    (109)     (84)
 Transfers (to) from the
  Guarantee Account.....         (4)       --         --       --       --       --
 Interfund transfers....     43,275     46,306    367,417  (53,287) (12,778) (13,534)
                         ----------  ---------  ---------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    190,036    211,910    521,153   37,460  134,925   (3,305)
                         ----------  ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets.............    257,708    203,857    658,004  133,373  179,591   91,805
Net assets at beginning
 of year................  1,854,608  1,650,751    992,747  846,057  666,466  574,661
                         ----------  ---------  ---------  -------  -------  -------
Net assets at end of
 year................... $2,112,316  1,854,608  1,650,751  979,430  846,057  666,466
                         ==========  =========  =========  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                          ---------------------------------------------------------
                             Money         High
                             Market       Income
                           Portfolio    Portfolio      Equity-Income Portfolio
                          ------------ ------------ -------------------------------
                          Period ended Period ended    Year ended December 31,
                          December 11, December 11, -------------------------------
                              1997         1997       1999       1998       1997
                          ------------ ------------ ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............   $  29,949       13,502      51,476     35,688     27,383
 Net realized gain
  (loss)................         --        41,295     273,786    235,107    125,398
 Unrealized appreciation
  (depreciation) on
  investments...........         --       (23,320)   (193,819)    97,581    539,549
 Capital gain
  distributions.........         --         1,849     224,259    275,448    282,036
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      29,949       33,326     355,702    643,824    974,366
                           ---------     --------   ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........         --           208   1,437,479  1,528,326  1,111,418
 Loan interest..........         (34)         (41)        956       (659)       623
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           --      (26,021)    (4,313)      (276)
 Surrenders.............          (2)      (2,471)   (195,718)  (292,782)   (74,706)
 Loans..................      (1,093)      (1,664)   (150,364)   (48,745)   (43,806)
 Cost of insurance and
  administrative expense
  (note 3)..............     (18,137)     (16,918)   (579,765)  (625,045)  (475,456)
 Transfer gain (loss)
  and transfer fees.....     (15,912)       1,294      (4,942)     3,459     21,702
 Interfund transfers....    (310,424)    (226,946)   (644,610)   111,431    662,909
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (345,602)    (246,538)   (162,985)   671,672  1,202,408
                           ---------     --------   ---------  ---------  ---------
Increase (decrease) in
 net assets.............    (315,653)    (213,212)    192,717  1,315,496  2,176,774
Net assets at beginning
 of year................     315,653      213,212   6,713,088  5,397,592  3,220,818
                           ---------     --------   ---------  ---------  ---------
Net assets at end of
 year...................   $     --           --    6,905,805  6,713,088  5,397,592
                           =========     ========   =========  =========  =========

                                  Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------
                                 Growth Portfolio                 Overseas Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............  $   (42,481)   (14,134)    (5,890)    15,836     20,552     18,521
 Net realized gain
  (loss)................      453,879    728,950    193,439    112,501     98,578     95,087
 Unrealized appreciation
  (depreciation) on
  investments...........    1,452,235    630,736    566,792    685,935     (8,287)   (45,710)
 Capital gain
  distributions.........      864,641    675,592    111,094     53,190    103,670    124,634
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    2,728,274  2,021,144    865,435    867,462    214,513    192,532
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,388,701  1,067,020  1,063,353    364,398    357,948    366,213
 Loan interest..........       (4,205)    (3,767)      (786)      (189)    (1,149)      (656)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (14,970)    (2,159)   (12,511)    (3,758)       --        (264)
 Surrenders.............     (438,334)  (303,094)  (119,903)   (92,920)   (94,164)   (78,977)
 Loans..................     (133,503)   (67,251)  (102,452)   (37,514)   (10,363)   (29,580)
 Cost of insurance and
  administrative expense
  (note 3)..............     (614,236)  (550,302)  (468,850)  (164,565)  (172,299)  (181,619)
 Transfer gain (loss)
  and transfer fees.....      (14,687)   (32,108)      (321)    (2,197)     3,188      2,923
 Interfund transfers....     (344,635)   735,023    127,136    (89,327)     7,063   (292,022)
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     (175,869)   843,362    485,666    (26,072)    90,224   (213,982)
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    2,552,405  2,864,506  1,351,101    841,390    304,737    (21,450)
Net assets at beginning
 of year................    7,826,253  4,961,747  3,610,646  2,043,917  1,739,180  1,760,630
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $10,378,658  7,826,253  4,961,747  2,885,307  2,043,917  1,739,180
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                      Variable Insurance Products Fund II
                          -----------------------------------------------------------------
                             Asset Manager Portfolio            Contrafund Portfolio
                          --------------------------------  -------------------------------
                             Year ended December 31,           Year ended December 31,
                          --------------------------------  -------------------------------
                             1999       1998       1997       1999       1998       1997
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $  119,444    101,217     94,228    (11,736)    (3,583)    (2,043)
 Net realized gain
  (loss)................      64,747     58,132     68,861    354,876    228,313    198,947
 Unrealized appreciation
  (depreciation) on
  investments...........      89,931     32,734    222,652    425,779    398,426    135,687
 Capital gain
  distributions.........     195,289    395,701    296,760    135,201    108,073     24,629
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     469,411    587,784    682,501    904,120    731,229    357,220
                          ----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........     477,913    513,149    644,004  1,028,819    947,585    617,546
 Loan interest..........        (525)      (263)      (381)    (1,317)      (583)      (140)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (2,250)    (4,354)       --         --      (3,241)    (5,439)
 Surrenders.............    (104,369)  (197,464)  (122,367)  (127,334)  (118,374)   (90,538)
 Loans..................     (33,108)   (31,787)   (29,206)   (45,515)   (45,386)   (13,250)
 Cost of insurance and
  administrative expense
  (note 3)..............    (282,330)  (311,542)  (329,030)  (391,276)  (322,452)  (207,378)
 Transfer gain (loss)
  and transfer fees.....      (1,929)       689     12,971    (12,817)    26,399     17,537
 Transfers (to) from the
  Guarantee Account.....         --         --         --         --        (102)       --
 Interfund transfers....    (188,976)   (89,254)   430,161        179    403,462    292,298
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (135,574)  (120,826)   606,152    450,739    887,308    610,636
                          ----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     333,837    466,958  1,288,653  1,354,859  1,618,537    967,856
Net assets at beginning
 of period..............   4,636,363  4,169,405  2,880,752  3,631,860  2,013,323  1,045,467
                          ----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $4,970,200  4,636,363  4,169,405  4,986,719  3,631,860  2,013,323
                          ==========  =========  =========  =========  =========  =========

                                     Variable Insurance Products Fund III
                          ---------------------------------------------------------------
                                                               Growth Opportunities
                            Growth & Income Portfolio               Portfolio
                          -------------------------------- ------------------------------
                                              Period from                    Period from
                             Year ended       May 30, 1997   Year ended      May 30, 1997
                            December 31,           to       December 31,          to
                          ------------------  December 31, ----------------  December 31,
                            1999      1998        1997      1999     1998        1997
                          ---------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $  (1,877)  (1,403)       (45)       317     (415)      (148)
 Net realized gain
  (loss)................     28,022    2,566      1,642     10,345    3,612        472
 Unrealized appreciation
  (depreciation) on
  investments...........     21,930   59,468     (1,102)    (1,242)  35,308      3,433
 Capital gain
  distributions.........      5,692      337        --       5,663    2,865        --
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from
 operations.............     53,767   60,968        495     15,083   41,370      3,757
                          ---------  -------     ------    -------  -------     ------
From capital
 transactions:
 Net premiums...........    444,542  202,919      5,448    160,164   71,954      6,899
 Loan interest..........         11      --         --        (114)     (31)       --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --       --         --         --       --         --
 Surrenders.............    (12,518)  (2,976)       --      (1,860)    (448)       --
 Loans..................     (1,076)   2,468        --        (479)  (6,446)       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (107,292) (31,238)    (1,504)   (54,942) (24,940)    (1,447)
 Transfer gain (loss)
  and transfer fees.....     (9,848)   4,369      1,159         14      976        860
 Interfund transfers....     59,059  125,535     41,761     45,257  132,314     61,508
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from capital
 transactions...........    372,878  301,077     46,864    148,040  173,379     67,820
                          ---------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets.............    426,645  362,045     47,359    163,123  214,749     71,577
Net assets at beginning
 of period..............    409,404   47,359        --     286,326   71,577        --
                          ---------  -------     ------    -------  -------     ------
Net assets at end of
 period.................  $ 836,049  409,404     47,359    449,449  286,326     71,577
                          =========  =======     ======    =======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Neuberger & Berman Advisers Management Trust
                         ---------------------------------------------------
                            Balanced             Bond             Growth
                           Portfolio          Portfolio         Portfolio
                         ---------------    --------------    --------------
                          Period ended       Period ended      Period ended
                          December 11,       December 11,      December 11,
                              1997               1997              1997
                         ---------------    --------------    --------------
Increase (decrease) in
 net assets:
From operations:
  Net investment income
   (expense)...........   $         2,844             4,202               (982)
  Net realized gain
   (loss)..............            36,568              (162)            37,624
  Unrealized apprecia-
   tion (depreciation)
   on investments......           (14,898)              (48)           (18,849)
  Capital gain distri-
   butions.............            11,743               --              11,458
                          ---------------     -------------     --------------
      Increase (de-
       crease) in net
       assets from op-
       erations........            36,257             3,992             29,251
                          ---------------     -------------     --------------
From capital transac-
 tions:
  Net premiums.........               321               --                 578
  Loan interest........               (32)              --                (111)
  Transfers (to) from
   the general account
   of GE Life and Annu-
   ity:
    Death benefits.....               --                --                 --
    Surrenders.........           (12,775)              (61)            (3,450)
    Loans..............            (1,513)              --              (1,168)
    Cost of insurance
     and administrative
     expense (note 3)..           (11,724)           (1,655)            (6,896)
    Transfer gain
     (loss) and trans-
     fer fees..........              (153)           (1,438)             2,241
  Interfund transfers..          (254,395)          (80,382)          (154,994)
                          ---------------     -------------     --------------
      Increase (de-
       crease) in net
       assets from cap-
       ital transac-
       tions...........          (280,271)          (83,536)          (163,800)
                          ---------------     -------------     --------------
Increase (decrease) in
 net assets............          (244,014)          (79,544)          (134,549)
Net assets at beginning
 of year...............           244,014            79,544            134,549
                          ---------------     -------------     --------------
Net assets at end of
 year..................   $           --                --                 --
                          ===============     =============     ==============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                 Federated Insurance Series
                          ---------------------------------------------------------------------------------
                           American Leaders Fund
                                    II               High Income Bond Fund II         Utility Fund II
                          -------------------------  ---------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,     Year ended December 31,
                          -------------------------  ---------------------------  -------------------------
                            1999     1998     1997     1999      1998     1997     1999     1998     1997
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (64)    (654)    (69)   13,735     2,146    2,804    4,216      268    1,801
 Net realized gain
  (loss)................     8,624     (245)    598    (2,384)    1,890      836    3,277    5,077    1,782
 Unrealized appreciation
  (depreciation) on
  investments...........   (17,252)  22,437   3,025   (10,198)   (3,246)   5,274  (16,132)  11,499   25,287
 Capital gain
  distributions.........    32,275    8,313     104     1,345       882      159   12,525   10,132    2,268
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets from opera-
 tions..................    23,583   29,851   3,658     2,498     1,672    9,073    3,886   26,976   31,138
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   253,145  161,541  26,104   127,454    76,550   41,464   89,180   81,174   43,641
 Loan interest..........       113       25     --        (48)       60      --       (68)       7      --
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits........       --       --      --        --        --       --       --       --       --
  Surrenders............   (10,302)  (6,132)    --     (4,636)   (3,973)     --    (2,117)  (2,124)     --
  Loans.................        37   (1,072)    --       (105)   (3,721)  (3,068) (11,083)    (315)     --
  Cost of insurance
   (note 3).............   (60,062) (31,404) (3,533)  (26,844)  (21,339)  (9,342) (27,107) (19,854) (10,455)
  Transfer gain (loss)
   and transfer fees....    (4,143)  (1,069)     46       660       (94)     332   (1,353)    (312)    (196)
 Transfers (to) from the
  Guarantee Account.....       --       --      --        --        --       --       --       --       --
 Interfund transfers....    79,528  120,045  17,684    58,046    16,748   20,749   80,135     (910)  11,808
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........   258,316  241,934  40,301   154,527    64,231   50,135  127,587   57,666   44,798
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   281,899  271,785  43,959   157,025    65,903   59,208  131,473   84,642   75,936
Net assets at beginning
 of period..............   318,014   46,229   2,270   160,709    94,806   35,598  247,918  163,276   87,340
                          --------  -------  ------  --------  --------  -------  -------  -------  -------
Net assets at end of
 period.................  $599,913  318,014  46,229   317,734   160,709   94,806  379,391  247,918  163,276
                          ========  =======  ======  ========  ========  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Alger American Fund
                          ---------------------------------------------------------------
                              Small Capitalization
                                   Portfolio                    Growth Portfolio
                          ------------------------------  -------------------------------
                            Year ended December 31,          Year ended December 31,
                          ------------------------------  -------------------------------
                             1999       1998      1997      1999       1998       1997
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (10,141)    (6,707)  (5,518)   (15,070)    (4,931)    (3,744)
 Net realized gain
  (loss)................      (6,385)   (65,245) 109,665    390,753     60,482    103,893
 Unrealized appreciation
  (depreciation) on
  investments...........     405,230    102,269  (21,855)    99,476    293,124    100,012
 Capital gain
  distributions.........     183,620    119,910   23,157    224,152    156,070      6,410
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     572,324    150,227  105,449    699,311    504,745    206,571
                          ----------  ---------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........     370,003    367,472  293,677    885,773    322,362    338,476
 Loan interest..........          92         94    1,571         49         79        578
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --        (743)     --         --        (828)       --
 Surrenders.............     (45,840)   (24,987)  (3,177)   (29,769)  (132,389)   (17,220)
 Loans..................     (19,152)   (29,830)  (3,833)   (10,722)    10,255     (5,609)
 Cost of insurance (note
  3)....................    (124,312)  (108,923) (88,074)  (238,219)  (130,212)  (109,328)
 Transfer gain (loss)
  and transfer fees.....       1,435      8,000   22,932     (2,742)     6,290    (92,300)
 Transfers (to) from the
  Guarantee Account.....          (4)       --       --          (4)       --         --
 Interfund transfers....     400,632    (11,610)  69,375     96,272    381,092   (862,640)
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     582,854    199,473  292,471    700,638    456,649   (748,043)
                          ----------  ---------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   1,155,178    349,700  397,920  1,399,949    961,394   (541,472)
Net assets at beginning
 of period..............   1,169,395    819,695  421,775  1,826,506    865,112  1,406,584
                          ----------  ---------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $2,324,573  1,169,395  819,695  3,226,455  1,826,506    865,112
                          ==========  =========  =======  =========  =========  =========

                                      PBHG Insurance Series Fund, Inc.
                          ------------------------------------------------------------
                                 PBHG Large Cap
                                Growth Portfolio          PBGH Growth II Portfolio
                          ------------------------------ -----------------------------
                                            Period from                   Period from
                            Year ended        May 30,      Year ended       May 30,
                           December 31,       1997 to     December 31,      1997 to
                          ----------------  December 31, ---------------  December 31,
                            1999     1998       1997      1999     1998       1997
                          --------  ------  ------------ -------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (815)   (327)       (63)      (979)   (239)       (43)
 Net realized gain
  (loss)................     5,563   3,310        584     34,202    (197)        34
 Unrealized appreciation
  (depreciation) on
  investments...........    71,826  13,650         92     81,393   8,666       (142)
 Capital gain
  distributions.........       --      --         --         --      --         --
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets from
 operations.............    76,574  16,633        613    114,616   8,230       (151)
                          --------  ------     ------    -------  ------     ------
From capital
 transactions:
 Net premiums...........    50,946  38,098      4,425     57,283  19,247     10,354
 Loan interest..........      (132)     15        --         --      --         --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --      --         --         --      --         --
 Surrenders.............    (2,203)   (949)      (181)    (6,046)   (286)       --
 Loans..................      (336) (6,899)       --         --      --         --
 Cost of insurance (note
  3)....................   (20,936) (9,007)    (1,384)   (13,614) (8,107)    (1,598)
 Transfer gain (loss)
  and transfer fees.....      (882)   (239)       401        (29) (1,497)       (24)
 Transfers (to) from the
  Guarantee Account.....       --      --         --         --      --         --
 Interfund transfers....    14,590  14,195     22,634     60,751  30,191     12,519
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets from capital
 transactions...........    41,047  35,214     25,895     98,345  39,548     21,251
                          --------  ------     ------    -------  ------     ------
Increase (decrease) in
 net assets.............   117,621  51,847     26,508    212,961  47,778     21,100
Net assets at beginning
 of period..............    78,355  26,508        --      68,878  21,100        --
                          --------  ------     ------    -------  ------     ------
Net assets at end of
 period.................  $195,976  78,355     26,508    281,839  68,878     21,100
                          ========  ======     ======    =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                              Janus Aspen Series
                          --------------------------------------------------------------------------------------------------
                           Aggressive Growth Portfolio            Growth Portfolio            Worldwide Growth Portfolio
                          --------------------------------  -------------------------------  -------------------------------
                             Year ended December 31,           Year ended December 31,          Year ended December 31,
                          --------------------------------  -------------------------------  -------------------------------
                             1999       1998       1997       1999       1998       1997       1999       1998       1997
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets:
From operations:
 Net investment income
  (expense).............  $   33,562    (13,622)   (10,376)   (20,029)    64,610     13,207    (34,278)    80,755      8,561
 Net realized gain
  (loss)................     861,331    171,826    202,593    379,537    115,203     94,811    404,104    233,014     89,852
 Unrealized appreciation
  (depreciation) on
  investments...........   3,141,869    488,613    (21,456) 1,328,882    576,941    155,268  3,266,899    623,292    251,916
 Capital gain
  distributions.........     111,141        --         --      21,779     65,314     22,729        --      43,815     11,139
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............   4,147,903    646,817    170,761  1,710,169    822,068    286,015  3,636,725    980,876    361,468
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   1,082,138    624,199    525,446  1,295,975    731,597    531,252  1,535,217  1,375,973    822,511
 Loan interest..........      (1,654)       113     (1,809)       (37)       114        514     (1,750)      (462)       740
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (6,162)      (826)       --      (5,481)      (857)       --     (24,630)    (1,493)       --
  Surrenders............    (129,518)  (129,710)   (39,796)  (115,738)  (112,392)   (19,282)  (104,073)  (169,492)   (35,503)
  Loans.................    (154,373)   (41,049)    (7,351)   (48,269)    (5,077)   (17,285)   (77,866)   (55,021)   (11,414)
  Cost of insurance and
   administrative ex-
   pense (note 3).......    (385,151)  (220,183)  (186,650)  (383,988)  (247,297)  (173,865)  (598,888)  (464,790)  (279,525)
  Transfer gain (loss)
   and transfer fees....      24,215     18,812     45,321      8,881        537      8,623      4,454        552      3,261
 Transfers (to) from the
  Guarantee Account.....         --         --         --         --         --         --         --        (100)       --
 Interfund transfers....   1,428,558   (391,359)   436,211  1,134,259    208,382    231,416    163,874    355,363    795,994
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   1,858,053   (140,003)   771,372  1,885,602    575,007    561,373    896,338  1,040,530  1,296,064
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   6,005,956    506,814    942,133  3,595,771  1,397,075    847,388  4,533,063  2,021,406  1,657,532
Net assets at beginning
 of period..............   2,532,006  2,025,192  1,083,059  3,358,073  1,960,998  1,113,610  5,100,225  3,078,819  1,421,287
                          ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $8,537,962  2,532,006  2,025,192  6,953,844  3,358,073  1,960,998  9,633,288  5,100,225  3,078,819
                          ==========  =========  =========  =========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                               Balanced Portfolio             Flexible Income Portfolio
                          ------------------------------  -----------------------------------
                             Year end December 31,              Year end December 31,
                          ------------------------------  -----------------------------------
                             1999       1998      1997      1999      1998         1997
                          ----------  ---------  -------  ---------  -------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............  $   31,242     30,414    9,543     11,342    3,869        3,235
 Net realized gain
  (loss)................      79,219     24,529    8,229     (1,786)   1,687          305
 Unrealized appreciation
  (depreciation) on
  investments...........     321,542    216,533   41,009     (8,109)     (74)          72
 Capital gain
  distributions.........         --       5,970      404        566      167           17
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from
 operations.............     432,003    277,446   59,185      2,013    5,649        3,629
                          ----------  ---------  -------  ---------  -------      -------
From capital
 transactions:
 Net premiums...........     542,890    389,374   73,161     47,950   44,607       40,176
 Loan interest..........        (227)       (51)       6        --       --           --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........         --         --       --         --    (1,195)         --
 Surrenders.............     (27,562)    (8,613)  (6,904)    (4,556)    (908)         --
 Loans..................      (6,685)   (17,190)    (577)       --       --           --
 Cost of insurance (note
  3)....................    (186,241)  (100,651) (31,146)   (21,676) (16,727)     (10,448)
 Transfer gain (loss)
  and transfer fees.....        (275)     3,680      305        134     (213)         271
 Interfund transfers....     274,258    143,125  369,258     79,252   (2,619)      28,139
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from capital
 transactions...........     596,158    409,674  404,103    101,104   22,945       58,138
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets.............   1,028,161    687,120  463,288    103,117   28,594       61,767
Net assets at beginning
 of period..............   1,319,184    632,064  168,776     99,244   70,650        8,883
                          ----------  ---------  -------  ---------  -------      -------
Net assets at end of
 period.................  $2,347,345  1,319,184  632,064    202,361   99,244       70,650
                          ==========  =========  =======  =========  =======      =======

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                              International Growth
                                   Portfolio               Capital Appreciation Portfolio
                          ------------------------------  -----------------------------------
                                                             Year ended         Period from
                             Year end December 31,          December 31,       May 21, 1997
                          ------------------------------  ------------------  to December 31,
                             1999       1998      1997      1999      1998         1997
                          ----------  ---------  -------  ---------  -------  ---------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (expense).............      (5,997)     7,137       (1)    (7,224)  (1,219)          (7)
 Net realized gain
  (loss)................      54,154     40,482    5,037     82,791   28,363          106
 Unrealized appreciation
  (depreciation) on
  investments...........     923,354     16,463   16,037    513,292   45,429          697
 Capital gain
  distributions.........         --       1,528      275      5,853      --           --
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from
 operations.............     971,511     65,610   21,348    594,712   72,573          796
                          ----------  ---------  -------  ---------  -------      -------
From capital
 transactions:
 Net premiums...........     299,992    375,304  137,587    717,055  106,588        1,504
 Loan interest..........         (36)         8        7        196      300          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........         --        (645)     --         --       --           --
 Surrenders.............     (17,243)   (19,180)  (3,539)    (7,847)    (374)         --
 Loans..................     (24,736)      (432)    (462)    (4,636)     --           --
 Cost of insurance (note
  3)....................    (113,927)   (76,148) (30,132)  (144,381) (25,927)      (1,135)
 Transfer gain (loss)
  and transfer fees.....        (177)     2,743    1,187     (9,482)  (8,962)           4
 Interfund transfers....     354,820    168,918  140,874    837,693   79,406        7,451
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets from capital
 transactions...........     498,693    450,568  245,522  1,388,598  151,031        7,824
                          ----------  ---------  -------  ---------  -------      -------
Increase (decrease) in
 net assets.............   1,470,204    516,178  266,870  1,983,310  223,604        8,620
Net assets at beginning
 of period..............     836,986    320,808   53,938    232,224    8,620          --
                          ----------  ---------  -------  ---------  -------      -------
Net assets at end of
 period.................   2,307,190    836,986  320,808  2,215,534  232,224        8,620
                          ==========  =========  =======  =========  =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Goldman Sachs Variable Insurance Trust
                             -------------------------------------------------
                              Growth and Income Fund     Mid Cap Value Fund
                             ------------------------ ------------------------
                                          Period from              Period from
                                          October 1,               August 28,
                              Year Ended    1998 to    Year Ended    1998 to
                             December 31, December 31 December 31, December 31
                                 1999        1998         1999        1998
                             ------------ ----------- ------------ -----------
Increase (decrease) in net
 assets from operations:
 Net investment income (ex-
  pense)...................    $   127          76        2,614         291
 Net realized gain (loss)..        585         120           87       3,047
 Unrealized appreciation
  (depreciation) on invest-
  ments....................       (222)        496       (2,647)      2,320
 Capital gain distribu-
  tions....................        --          --           --          --
                               -------      ------      -------      ------
    Increase (decrease) in
     net assets from opera-
    tions..................        490         692           54       5,658
                               -------      ------      -------      ------
From capital transactions:
 Net premiums..............     14,501       9,253       43,005       6,190
 Loan interest.............        --          --           --          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........        --          --           --          --
  Surrenders...............       (171)        --           --          --
  Loans....................        --          --           --          --
  Cost of insurance (note
   3)......................     (3,588)       (294)      (5,287)     (1,091)
  Transfer gain (loss) and
   transfer fees...........         (7)         (2)          14      (3,036)
 Interfund transfers.......       (350)        784      330,218      85,487
                               -------      ------      -------      ------
   Increase (decrease) in
    net assets from capital
    transactions...........     10,385       9,741      367,950      87,550
                               -------      ------      -------      ------
Increase (decrease) in net
 assets....................     10,875      10,433      368,004      93,208
Net assets at beginning of
 period....................     10,433         --        93,208         --
                               -------      ------      -------      ------
Net assets at end of peri-
 od........................    $21,308      10,433      461,212      93,208
                               =======      ======      =======      ======

                                 Salomon Brothers Variable Series Fund Inc.
                             --------------------------------------------------
                              Strategic                               Total
                              Bond Fund        Investors Fund      Return Fund
                             ------------ ------------------------ ------------
                                                       Period from
                                                       December 8,
                              Year Ended   Year Ended    1998 to    Year Ended
                             December 31, December 31, December 31 December 31,
                                 1999         1999        1998         1999
                             ------------ ------------ ----------- ------------
Increase (decrease) in net
 assets from operations:
 Net investment income (ex-
  pense)...................      2,610          24            5          23
 Net realized gain (loss)..          3          22          --           (1)
 Unrealized appreciation
  (depreciation) on invest-
  ments....................     (1,908)        232           53         (37)
 Capital gain distribu-
  tions....................        --          --           --          --
                                ------       -----        -----       -----
   Increase (decrease) in
    net assets from opera-
    tions..................        705         278           58         (15)
                                ------       -----        -----       -----
From capital transactions:
 Net premiums..............     56,140       7,246          --          344
 Loan interest.............        --          --           --          --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........        --          --           --          --
  Surrenders...............        --          --           --          --
  Loans....................        --          --           --          --
  Cost of insurance (note
   3)......................     (2,890)       (897)         --         (216)
  Transfer gain (loss) and
   transfer fees...........       (156)         36          --            1
 Interfund transfers.......      1,755       1,695        1,472       1,008
                                ------       -----        -----       -----
   Increase (decrease) in
    net assets from capital
    transactions...........     54,849       8,080        1,472       1,137
                                ------       -----        -----       -----
Increase (decrease) in net
 assets....................     55,554       8,358        1,530       1,122
Net assets at beginning of
 period....................        --        1,530          --          --
                                ------       -----        -----       -----
Net assets at end of peri-
 od........................     55,554       9,888        1,530       1,122
                                ======       =====        =====       =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June, 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

  In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  On December 12, 1997, the Account added the GE Investments Funds, Inc.-- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

   Before the Substitution                 After the Substitution
   -----------------------                 ----------------------
   Shares of Money Market Portfolio--      Shares of Money Market Fund--
   Variable Insurance Products Fund        GE Investments Funds, Inc.

   Shares of Money Fund--                  Shares of Money Market Fund--
   Oppenheimer Variable Account Funds      GE Investments Funds, Inc.

   Shares of Government Securities Fund--  Shares of Income Fund--
   GE Investments Funds, Inc.              GE Investments Funds, Inc.

   Shares of Bond Portfolio--              Shares of Income Fund--
   Neuberger & Berman Advisers             GE Investments Funds, Inc.
   Management Trust

   Shares of High Income Portfolio--       Shares of High Income Fund--
   Variable Insurance Products Fund        Oppenheimer Variable Account Funds

   Shares of Growth Portfolio--            Shares of Growth Portfolio Fund--
   Neuberger & Berman Advisers             Variable Insurance Products Fund
   Management Trust

   Shares of Balanced Portfolio--          Shares of Balanced Portfolio--
   Neuberger & Berman Advisers             Janus Aspen Series
   Management Trust

  The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(1) Description of Entity -- Continued

  In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund, Inc. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1999, were:

                                                           Cost of    Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                           ----------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund..................................... $ 4,504,973  2,494,953
 Money Market Fund......................................  19,300,686 17,973,359
 Total Return Fund......................................     523,100    615,821
 International Equity Fund..............................     180,310     72,033
 Real Estate Securities Fund............................     233,133    131,421
 Global Income Fund.....................................      62,526      7,622
 Value Equity Fund......................................     472,016    176,880
 Income Fund............................................      93,657     92,634
 U.S. Equity Fund.......................................     199,953     42,925
 Premier Growth Equity Fund.............................     132,370      9,777
Oppenheimer Variable Account Funds:
 Bond Fund/VA...........................................     349,782    135,527
 Aggressive Growth Fund/VA..............................   1,154,536  1,423,060
 Capital Appreciation Fund/VA...........................   1,305,704    853,999
 High Income Fund/VA....................................     732,517    430,839
 Multiple Strategies Fund/VA............................     291,073    187,313
Variable Insurance Products Fund:
 Equity-Income Portfolio................................   2,239,159  2,132,558
 Growth Portfolio.......................................   3,929,095  3,280,460
 Overseas Portfolio.....................................   1,033,140    990,130

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................. $  898,985    719,244
 Contrafund Portfolio....................................  3,135,642  2,552,430
Variable Insurance Products Fund III:
 Growth & Income Portfolio...............................    795,911    407,761
 Growth Opportunities Portfolio..........................    290,906    136,963
Federated Insurance Series:
 Utility Fund II.........................................    233,059     81,786
 High Income Bond Fund II................................    256,863     87,275
 American Leaders Fund II................................    489,923    199,306
The Alger American Fund:
 Small Capitalization Portfolio..........................  1,397,424    655,869
 Growth Portfolio........................................  4,123,473  3,220,895
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................     76,815     35,807
 PBHG Growth II Portfolio................................    424,714    326,296
Janus Aspen Series:
 Aggressive Growth Portfolio.............................  6,035,690  4,030,878
 Growth Portfolio........................................  3,402,613  1,522,923
 Worldwide Growth Portfolio..............................  2,420,154  1,561,606
 Balanced Portfolio......................................  1,087,912    437,464
 Flexible Income Portfolio...............................    258,190    144,205
 International Growth Portfolio..........................    997,760    502,820
 Capital Appreciation Portfolio..........................  4,260,893  2,877,168
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................     19,505      8,996
 Mid Cap Value Fund......................................    407,729     52,361
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.....................................     60,675      3,200
 Investors Fund..........................................      9,062        952
 Total Return Fund.......................................      1,379        219

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1999, 1998 and 1997 are as follows:

                                          GE Investments Funds, Inc.
                         ----------------------------------------------------------------
                         S&P 500  Government  Money     Total   International Real Estate
                          Index   Securities  Market   Return      Equity     Securities
                          Fund       Fund      Fund     Fund        Fund         Fund
                         -------  ---------- --------  -------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1996...... 56,039     16,683    154,701  125,692      3,036        1,918
                         ------    -------   --------  -------     ------       ------
 Net premiums........... 12,804      1,856    229,013    6,095      1,752        4,672
 Loan interest..........    (69)        15       (196)     (11)       --           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits....... (3,774)       --      (1,005)    (267)       --           --
   Surrenders...........   (734)      (782)      (671)    (523)       (68)         (41)
   Loans................   (328)      (210)      (330)    (137)       (22)         (51)
   Cost of insurance and
    administrative ex-
    penses.............. (6,083)    (1,174)   (17,924) (12,827)      (414)      (1,046)
 Interfund transfers.... 24,623    (16,388)  (224,564)    (101)     1,666        5,271
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 26,439    (16,683)   (15,677)  (7,771)     2,914        8,805
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1997...... 82,478        --     139,024  117,921      5,950       10,723
                         ------    -------   --------  -------     ------       ------
 Net premiums...........  9,623        --     112,037    5,873      1,468        8,323
 Loan interest..........     (7)       --         153      (10)       --           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    --         --         (73)    (662)       --           --
   Surrenders...........     23        --      (7,598)    (498)       (35)        (201)
   Loans................   (301)       --      (5,530)    (263)       (51)         (37)
   Cost of insurance and
    administrative ex-
    penses.............. (4,258)       --     (16,515) (11,632)      (660)      (2,557)
 Transfers (to) from the
  Guarantee Account.....    --         --         --       --         --           --
 Interfund transfers.... (1,774)       --    (103,800)    (210)       740        1,263
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........  3,306        --     (21,326)  (7,402)     1,462        6,791
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1998...... 85,784        --     117,698  110,519      7,412       17,514
                         ------    -------   --------  -------     ------       ------
 Net premiums........... 15,661        --      37,026    4,245      1,433        5,331
 Loan interest..........     (1)       --           9       (8)         1            3
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (222)       --         --       (44)       --           --
   Surrenders........... (4,503)       --      (9,425)    (622)      (449)        (488)
   Loans................ (2,322)       --      (9,247)    (673)        (5)         (81)
   Cost of insurance and
    administrative ex-
    penses.............. (8,750)       --     (12,766)  (9,984)      (510)      (2,392)
 Transfers (to) from the
  Guarantee Account.....    --                    --       --         --           --
 Interfund transfers....   (346)       --       7,179   (1,367)    (1,909)        (912)
                         ------    -------   --------  -------     ------       ------
Net increase (decrease)
 in units from capital
 transactions...........   (483)       --      12,776   (8,453)    (1,439)       1,461
                         ------    -------   --------  -------     ------       ------
Units outstanding at
 December 31, 1999...... 85,301        --     130,474  102,066      5,973       18,975
                         ======    =======   ========  =======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                    GE Investments Funds, Inc. (continued)
                                -------------------------------------------------
                                Global  Value                          Premier
                                Income  Equity  Income  U.S. Equity Growth Equity
                                 Fund    Fund    Fund      Fund         Fund
                                ------  ------  ------  ----------- -------------
Type I Units:
Units outstanding at December
 31, 1996......................   --      --       --        --           --
                                -----   -----   ------     -----        -----
 Net premiums..................   128     444       74       --           --
 Loan interest.................   --      --         1       --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................   --      --       --        --           --
  Loans........................   (24)    --       --        --           --
  Cost of insurance and
   administrative expenses.....   (37)    (77)    (166)      --           --
 Interfund transfers...........   829     661   37,858       --           --
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions..................   896   1,028   37,767       --           --
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1997......................   896   1,028   37,767       --           --
                                -----   -----   ------     -----        -----
 Net premiums.................. 1,593   2,656    5,943        30          --
 Loan interest.................   --        3       (7)      --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................   --     (211)  (2,891)      --           --
  Loans........................   --      (84)     (66)      --           --
  Cost of insurance and
   administrative expenses.....  (464)   (648)  (3,205)      (22)         --
 Transfers (to) from the
  Guarantee Account............   --      --       --        --           --
 Interfund transfers...........   985   2,342    2,659        10          --
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions.................. 2,114   4,058    2,433        18          --
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1998...................... 3,010   5,086   40,200        18          --
                                -----   -----   ------     -----        -----
 Net premiums.................. 1,215   1,407    4,423       302          275
 Loan interest.................   --        4        1       --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............   --      --       --        --           --
  Surrenders...................  (107)   (301)    (373)      --           --
  Loans........................   --      (18)    (201)      --           --
  Cost of insurance and
   administrative expenses.....  (259)   (775)  (2,961)     (113)         (69)
 Transfers (to) from the
  Guarantee Account............   --      --       --        --           --
 Interfund transfers...........    (3)  3,672   (4,367)    1,727        5,227
                                -----   -----   ------     -----        -----
Net increase (decrease) in
 units from capital
 transactions..................   846   3,989   (3,478)    1,916        5,433
                                -----   -----   ------     -----        -----
Units outstanding at December
 31, 1999...................... 3,856   9,075   36,722     1,934        5,433
                                =====   =====   ======     =====        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                         ----------------------------------------------------------
                                        Aggressive   Capital     High     Multiple
                         Money  Bond      Growth   Appreciation Income   Strategies
                         Fund  Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
                         ----- -------  ---------- ------------ -------  ----------
Type I Units:
Units outstanding at
 December 31, 1996......   45  13,055     63,799      44,162    32,190     22,651
                          ---  ------    -------      ------    ------     ------
 Net premiums...........    6    (539)    20,919      11,890    10,966      3,690
 Loan interest..........  --      --           8         (14)      --          (4)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --          (8)        --        --         --
   Surrenders...........  --      167     (1,104)     (1,783)     (595)    (1,437)
   Loans................  --       19     (1,014)       (327)     (766)      (139)
   Cost of insurance and
    administrative ex-
    penses..............  (12)    221     (8,094)     (4,561)   (4,949)    (1,822)
 Interfund transfers....  (39)    114      1,620       4,663    11,197       (378)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  (45)    (18)    12,327       9,868    15,853        (90)
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1997......  --   13,037     76,126      54,030    48,043     22,561
                          ---  ------    -------      ------    ------     ------
 Net premiums...........  --    4,915     23,331      12,058    11,931      5,523
 Loan interest..........  --       (2)         5          (8)       (9)        (5)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --         --          --        (88)       --
   Surrenders...........  --     (776)    (4,257)     (2,931)   (2,666)      (277)
   Loans................  --      (59)    (1,894)       (232)     (483)      (320)
   Cost of insurance and
    administrative ex-
    penses..............  --   (1,448)   (10,077)     (5,205)   (5,457)    (2,167)
 Transfers (to) from the
  Guarantee Account.....  --      --          (8)        --        --         --
 Interfund transfers....  --    1,572     (2,098)      1,707     1,100       (457)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  --    4,202      5,002       5,389     4,328      2,297
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1998......  --   17,239     81,128      59,419    52,371     24,858
                          ---  ------    -------      ------    ------     ------
 Net premiums...........  --    3,765     10,658         940     8,672      3,427
 Loan interest..........  --        1         (8)         (2)       25        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  --      --         (41)         (7)       (6)        (8)
   Surrenders...........  --     (592)    (2,676)       (202)   (2,276)      (788)
   Loans................  --      (36)    (3,253)        (79)   (1,224)      (248)
   Cost of insurance and
    administrative ex-
    penses..............  --   (1,479)    (5,482)       (453)   (4,185)    (1,754)
 Transfers (to) from the
  Guarantee Account.....  --      --         --          --        --         --
 Interfund transfers....  --      109     (4,525)       (198)   (1,264)    (1,536)
                          ---  ------    -------      ------    ------     ------
Net increase (decrease)
 in units from capital
 transactions...........  --    1,768     (5,327)         (1)     (258)      (907)
                          ---  ------    -------      ------    ------     ------
Units outstanding at
 December 31, 1999......  --   19,007     75,801      59,418    52,113     23,951
                          ===  ======    =======      ======    ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       Variable Insurance  Products Fund
                               -------------------------------------------------
                                 Money     High     Equity-
                                Market    Income    Income    Growth   Overseas
                               Portfolio Portfolio Portfolio Portfolio Portfolio
                               --------- --------- --------- --------- ---------
Type I Units:
Units outstanding at December
 31, 1996....................    20,234    8,361    101,828   103,102    81,098
                                -------   ------    -------   -------   -------
 Net premiums................       --         6     30,443    27,236    14,830
 Loan interest...............        (2)      (1)        17       (20)      (27)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --          (8)     (320)      (11)
  Surrenders.................       --       (83)    (2,046)   (3,071)   (3,198)
  Loans......................       (67)     (56)    (1,200)   (2,624)   (1,198)
  Cost of insurance and
   administrative expenses...    (1,113)    (571)   (13,023)  (12,010)   (7,354)
 Interfund transfers.........   (19,052)  (7,656)    18,157     3,258   (11,825)
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................   (20,234)  (8,361)    32,340    12,449    (8,783)
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1997....................       --       --     134,168   115,551    72,315
                                -------   ------    -------   -------   -------
 Net premiums................       --       --      33,122    17,733    14,458
 Loan interest...............       --       --         (16)      (69)      (49)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --        (107)      (39)      --
  Surrenders.................       --       --      (7,257)   (5,525)   (3,976)
  Loans......................       --       --      (1,208)   (1,226)     (438)
  Cost of insurance and
   administrative expenses...       --       --     (15,042)   (9,854)   (7,205)
 Transfers (to) from the
  Guarantee Account..........       --       --         --        --        --
 Interfund transfers.........       --       --         477    13,237       250
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................       --       --       9,969    14,257     3,040
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1998....................       --       --     144,137   129,808    75,355
                                -------   ------    -------   -------   -------
 Net premiums................       --       --      25,811    13,506     8,226
 Loan interest...............       --       --          22       (68)       (6)
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       --       --        (157)     (243)     (112)
  Surrenders.................       --       --      (4,410)   (7,080)   (2,762)
  Loans......................       --       --      (3,312)   (2,060)   (1,115)
  Cost of insurance and
   administrative expenses...       --       --     (11,683)   (8,374)   (4,317)
 Transfers (to) from the
  Guarantee Account..........       --       --         --        --        --
 Interfund transfers.........       --       --     (15,909)  (10,368)   (3,401)
                                -------   ------    -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions................       --       --      (9,638)  (14,687)   (3,487)
                                -------   ------    -------   -------   -------
Units outstanding at December
 31, 1999....................       --       --     134,499   115,121    71,868
                                =======   ======    =======   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                    Variable Insurance    Variable Insurance
                                     Products Fund II      Products Fund III
                                   -------------------- -----------------------
                                     Asset              Growth &     Growth
                                    Manager  Contrafund  Income   Opportunities
                                   Portfolio Portfolio  Portfolio   Portfolio
                                   --------- ---------- --------- -------------
Type I Units:
Units outstanding at December 31,
 1996.............................  135,501    62,082       --          --
                                    -------   -------    ------      ------
 Net premiums.....................   30,613    36,387       454         598
 Loan interest....................      (18)       (8)      --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................      --       (320)      --          --
  Surrenders......................   (5,817)   (5,335)      --          --
  Loans...........................   (1,388)     (781)      --          --
  Cost of insurance and
   administrative expenses........  (15,641)  (12,219)     (125)       (125)
 Interfund transfers..............   20,449    17,222     3,484       5,332
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   28,198    34,946     3,813       5,805
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1997.............................  163,699    97,028     3,813       5,805
                                    -------   -------    ------      ------
 Net premiums.....................   16,997    30,522     8,879       2,947
 Loan interest....................       (9)      (26)      --           (2)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................     (155)     (144)      --          --
  Surrenders......................   (7,043)   (5,242)     (219)         (3)
  Loans...........................   (1,134)   (1,902)      (19)       (483)
  Cost of insurance and
   administrative expenses........  (11,046)  (13,480)   (1,697)     (1,664)
 Transfers (to) from the Guarantee
  Account.........................      --         (5)      --          --
 Interfund transfers..............   (3,207)   13,189     6,067       9,681
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   (5,597)   22,912    13,011      10,476
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1998.............................  158,102   119,940    16,824      16,281
                                    -------   -------    ------      ------
 Net premiums.....................   14,013    20,627     3,421       2,186
 Loan interest....................      (17)      (46)        1          (6)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................      (75)      --        --          --
  Surrenders......................   (3,495)   (4,709)     (652)       (100)
  Loans...........................   (1,110)   (1,173)      (32)        --
  Cost of insurance and
   administrative expenses........   (9,169)  (10,938)   (1,730)     (1,384)
 Transfers (to) from the Guarantee
  Account.........................      --        --        --          --
 Interfund transfers..............   (6,414)  (14,178)   (2,229)     (1,296)
                                    -------   -------    ------      ------
Net increase (decrease) in units
 from capital transactions........   (6,267)  (10,417)   (1,221)       (600)
                                    -------   -------    ------      ------
Units outstanding at December 31,
 1999.............................  151,835   109,523    15,603      15,681
                                    =======   =======    ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                              Neuberger & Berman
                           Advisers Management Trust    Federated Insurance Series
                         ----------------------------- ----------------------------
                                                       American
                         Balanced    Bond     Growth   Leaders  High Income Utility
                         Portfolio Portfolio Portfolio Fund II    Fund II   Fund II
                         --------- --------- --------- -------- ----------- -------
Type I Units:
Units outstanding at
 December 31, 1996......   14,270    6,358     8,592       205     2,627     6,422
                          -------   ------    ------    ------    ------    ------
 Net premiums...........       17      --         30     1,922     2,964     3,027
 Loan interest..........       (2)     --         (6)      --        --        --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........     (651)      (5)     (179)      --        --        --
   Loans................      (77)     --        (60)      --       (219)      --
   Cost of insurance and
    administrative ex-
    penses..............     (597)    (128)     (357)     (260)     (668)     (725)
 Interfund transfers....  (12,960)  (6,225)   (8,020)    1,302     1,484       819
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  (14,270)  (6,358)   (8,592)    2,964     3,561     3,121
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1997......      --       --        --      3,169     6,188     9,543
                          -------   ------    ------    ------    ------    ------
 Net premiums...........      --       --        --      6,297     3,841     3,173
 Loan interest..........      --       --        --          2         4       --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........      --       --        --       (394)     (254)     (121)
   Loans................      --       --        --        (69)     (238)      (18)
   Cost of insurance and
    administrative ex-
    penses..............      --       --        --     (1,728)   (1,274)   (1,035)
 Transfers (to) from the
  Guarantee Account.....      --       --        --        --        --        --
 Interfund transfers....      --       --        --      6,131       985       (87)
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........      --       --        --     10,239     3,064     1,912
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1998......      --       --        --     13,408     9,252    11,455
                          -------   ------    ------    ------    ------    ------
 Net premiums...........      --       --        --      5,066     2,703     1,671
 Loan interest..........      --       --        --          7        (3)       (1)
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --       --        --        --        --        --
   Surrenders...........      --       --        --       (637)     (296)     (111)
   Loans................      --       --        --          3        (7)      --
   Cost of insurance and
    administrative ex-
    penses..............      --       --        --     (1,849)     (891)     (930)
 Transfers (to) from the
  Guarantee Account.....      --       --        --        --        --        --
 Interfund transfers....      --       --        --        637     1,142       (83)
                          -------   ------    ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........      --       --        --      3,227     2,648       546
                          -------   ------    ------    ------    ------    ------
Units outstanding at
 December 31, 1999......      --       --        --     16,635    11,900    12,001
                          =======   ======    ======    ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                              PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ -------------------
                                       Small                Large Cap
                                   Capitalization  Growth    Growth   Growth II
                                     Portfolio    Portfolio Portfolio Portfolio
                                   -------------- --------- --------- ---------
Type I Units:
Units outstanding at December 31,
 1996.............................     43,392      129,520      --        --
                                      -------      -------    -----    ------
 Net premiums.....................     35,801       33,924      391       960
 Loan interest....................        192           58      --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        --           --       --        --
   Surrenders.....................       (387)      (1,726)     (16)      --
   Loans..........................       (467)        (562)     --        --
   Cost of insurance and
    administrative expenses.......    (10,737)     (10,957)    (122)     (148)
 Interfund transfers..............      8,457      (86,458)   2,001     1,160
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     32,859      (65,721)   2,254     1,972
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1997.............................     76,251       63,799    2,254     1,972
                                      -------      -------    -----    ------
 Net premiums.....................     32,605       17,385    2,279     1,203
 Loan interest....................          9            5        1       --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        (72)         (53)     --        --
   Surrenders.....................     (2,415)      (8,436)     (57)      (16)
   Loans..........................     (2,883)         653     (569)      --
   Cost of insurance and
    administrative expenses.......    (10,216)      (7,880)    (608)     (565)
 Transfers (to) from the Guarantee
  Account.........................        --           --       --        --
 Interfund transfers..............     (4,182)      20,083    1,170       185
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     12,846       21,757    2,216       807
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1998.............................     89,097       85,556    4,470     2,779
                                      -------      -------    -----    ------
 Net premiums.....................     14,158       18,292    1,496     4,760
 Loan interest....................          6            3       (9)      --
 Transfers (to) from the general
  account of GE Life & Annuity:
   Death benefits.................        --           --       --        --
   Surrenders.....................     (2,787)      (1,514)    (133)   (1,121)
   Loans..........................     (1,178)        (537)     (21)      --
   Cost of insurance and
    administrative expenses.......     (6,036)      (7,299)    (563)   (1,461)
 Transfers (to) from the Guarantee
  Account.........................        --           --       --        --
 Interfund transfers..............     20,595      (15,368)     221      (137)
                                      -------      -------    -----    ------
Net increase (decrease) in units
 from capital transactions........     24,758       (6,423)     991     2,041
                                      -------      -------    -----    ------
Units outstanding at December 31,
 1999.............................    113,855       79,133    5,461     4,820
                                      =======      =======    =====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                       Janus Aspen Series
                         ------------------------------------------------------------------------------
                         Aggressive                                Flexible  International   Capital
                           Growth    Growth   World Wide Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio
                         ---------- --------- ---------- --------- --------- ------------- ------------
Type I Units:
Units outstanding at
 December 31, 1996......   69,875     74,890    90,240    13,755       780       4,602           --
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   33,956     31,979    45,089     5,204     3,339      10,507           131
 Loan interest..........     (117)        31        41       --        --            1           --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      --         --        --        --        --          --            --
   Surrenders...........   (2,572)    (1,161)   (1,946)     (491)      --         (270)          --
   Loans................     (475)    (1,040)     (626)      (41)      --          (35)          --
   Cost of insurance and
    administrative
    expenses............  (12,062)   (10,466)  (15,323)   (2,215)     (868)     (2,301)          (99)
 Interfund transfers....   28,188     13,930    43,635    26,265     2,338      10,760           652
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........   46,918     33,273    70,870    28,722     4,809      18,662           684
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1997......  116,793    108,163   161,110    42,477     5,589      23,264           684
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   24,642     27,838    47,797    12,861     2,801       8,858         4,038
 Loan interest..........        6          6       (21)       (3)      --          --             22
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......      (43)       (45)      (68)      --        (84)        (39)          --
   Surrenders...........   (6,780)    (5,890)   (7,737)     (520)      (64)     (1,149)          (27)
   Loans................   (2,146)      (267)   (2,519)   (1,038)      --          (26)          --
   Cost of insurance and
    administrative
    expenses............  (10,966)   (12,198)  (20,085)   (5,313)   (1,139)     (3,657)       (1,554)
 Transfers (to) from the
  Guarantee Account.....      --         --         (5)      --        --          --            --
 Interfund transfers....  (23,977)     9,558    11,118     5,127      (291)      3,504         5,052
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........  (19,264)    19,002    28,480    11,114     1,223       7,491         7,531
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1998......   97,529    127,165   189,590    53,591     6,812      30,755         8,215
                          -------    -------   -------    ------    ------      ------        ------
 Net premiums...........   12,369     16,689    38,292     6,407       251       6,335         2,077
 Loan interest..........      (46)        (1)      (76)      (10)      --            5             7
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     (171)      (161)     (222)      --        --          --            --
   Surrenders...........   (3,586)    (3,363)   (5,000)     (955)     (326)       (867)         (284)
   Loans................   (4,215)    (1,314)   (2,004)     (105)      --          (31)          (98)
   Cost of insurance and
    administrative
    expenses............   (7,317)    (7,290)  (21,189)   (4,660)     (952)     (3,152)       (1,822)
 Transfers (to) from the
  Guarantee Account.....      --         --        --        --        --          --            --
 Interfund transfers....   25,088     18,674    (6,785)    8,897       208       1,272        14,138
                          -------    -------   -------    ------    ------      ------        ------
Net increase (decrease)
 in units from capital
 transactions...........   22,122     23,234     3,016     9,574      (819)      3,562        14,018
                          -------    -------   -------    ------    ------      ------        ------
Units outstanding at
 December 31, 1999......  119,651    150,399   192,606    63,165     5,993      34,317        22,233
                          =======    =======   =======    ======    ======      ======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999


(2) Summary of Significant Accounting Policies - Continued

                          Goldman Sachs Variable        Salomon Brothers
                             Insurance Trust        Variable Series Fund Inc.
                          ---------------------- -------------------------------
                          Growth and   Mid Cap   Strategic Investors    Total
                          Income Fund Value Fund Bond Fund   Fund    Return Fund
                          ----------- ---------- --------- --------- -----------
Type I Units:
Units outstanding at De-
 cember 31, 1996........      --           --       --        --         --
                              ---       ------      ---       ---        ---
 Net premiums...........      --           --       --        --         --
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............      --           --       --        --         --
 Interfund transfers....      --           --       --        --         --
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........      --           --       --        --         --
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1997........      --           --       --        --         --
                              ---       ------      ---       ---        ---
 Net premiums...........      --           --       --        --         --
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............      (13)         --       --        --         --
 Transfers (to) from the
  Guarantee Account.....      --           --       --        --         --
 Interfund transfers....       94          --       --        126        --
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........       81          --       --        126        --
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1998........       81          --       --        126        --
                              ---       ------      ---       ---        ---
 Net premiums...........      --         2,906      --        --          25
 Loan interest..........      --           --       --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........      --           --       --        --         --
  Surrenders............      --           --       --        --         --
  Loans.................      --           --       --        --         --
  Cost of insurance and
   administrative ex-
   penses...............       (8)        (160)     --        (15)       (16)
 Transfers (to) from the
  Guarantee Account.....      --           --       --        --         --
 Interfund transfers....      (73)      44,496      --        --          94
                              ---       ------      ---       ---        ---
   Net increase
    (decrease) in units
    from capital
    transactions........      (81)      47,242      --        (15)       103
                              ---       ------      ---       ---        ---
Units outstanding at De-
 cember 31, 1999........      --        47,242      --        111        103
                              ===       ======      ===       ===        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies - Continued

                                           GE Investments Funds, Inc.
                          ---------------------------------------------------------------
                          S&P 500  Government  Money    Total   International Real Estate
                           Index   Securities  Market   Return     Equity     Securities
                           Fund       Fund      Fund     Fund       Fund         Fund
                          -------  ---------- --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1997......     --       --           --     --          --           --
                          ------      ---     --------  -----      ------        -----
 Net premiums...........  14,211      --       203,673  1,858         444        4,046
 Loan interest..........     --       --           --     --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --       --           --     --          --           --
 Surrenders.............     --       --           --     --          --           (16)
 Loans..................     --       --           --     --          --           --
 Cost of insurance and
  administrative
  expenses..............  (1,193)     --        (6,092)  (323)        (44)        (252)
 Interfund transfers....   2,066      --       (76,055) 2,682           9        1,224
                          ------      ---     --------  -----      ------        -----
Net increase in units
 from capital
 transactions...........  15,084      --       121,526  4,217         409        5,002
                          ------      ---     --------  -----      ------        -----
Units outstanding at
 December 31, 1998......  15,084      --       121,526  4,217         409        5,002
                          ------      ---     --------  -----      ------        -----
 Net premiums...........  28,289      --       373,827  2,488       8,139        2,648
 Loan interest..........      (3)     --           --     --          --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --       --           --    (400)        --           --
 Surrenders.............    (219)     --           (61)   --          --          (285)
 Loans..................    (661)     --       (13,879)   --          --           --
 Cost of insurance and
  administrative
  expenses..............  (6,092)     --       (16,872)  (941)     (1,016)        (956)
 Interfund transfers....  12,671      --      (292,484)   625         277        2,408
                          ------      ---     --------  -----      ------        -----
Net increase in units
 from capital
 transactions...........  33,985      --        50,531  1,772       7,400        3,815
                          ------      ---     --------  -----      ------        -----
Units outstanding at
 December 31, 1999......  49,069      --       172,057  5,989       7,809        8,817
                          ======      ===     ========  =====      ======        =====


                                     GE Investments Funds, Inc. (continued)
                                 -------------------------------------------------
                                 Global  Value                          Premier
                                 Income  Equity  Income  U.S. Equity Growth Equity
                                  Fund    Fund    Fund      Fund         Fund
                                 ------  ------  ------  ----------- -------------
Type II Units:
Units outstanding at December
 31, 1997......................    --       --     --         --           --
                                 -----   ------  -----     ------        -----
 Net premiums..................    134    5,572     14      3,071          --
 Loan interest.................    --       --     --         --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
 Death benefits................    --       --     --         --           --
 Surrenders....................    --        (6)   --          (8)         --
 Loans.........................    --       --     --         --           --
 Cost of insurance and
  administrative expenses......    (24)    (386)   (24)      (203)         --
 Interfund transfers...........    --     4,923    214      1,879          --
                                 -----   ------  -----     ------        -----
Net increase in units from
 capital transactions..........    110   10,103    204      4,739          --
                                 -----   ------  -----     ------        -----
Units outstanding at December
 31, 1998......................    110   10,103    204      4,739          --
                                 -----   ------  -----     ------        -----
 Net premiums..................    953   11,785  2,123     11,266        3,298
 Loan interest.................    --        (8)   --         --           --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
 Death benefits................    --      (604)   --         --           --
 Surrenders....................    --       --     --         (39)         --
 Loans.........................    --    (1,237)   --         --           --
 Cost of insurance and
  administrative expenses......   (287)  (1,693)  (353)    (2,119)        (475)
 Interfund transfers...........  3,476    6,445    (10)     1,503        3,411
                                 -----   ------  -----     ------        -----
Net increase in units from
 capital transactions..........  4,142   14,688  1,760     10,611        6,234
                                 -----   ------  -----     ------        -----
Units outstanding at December
 31, 1999......................  4,252   24,791  1,964     15,350        6,234
                                 =====   ======  =====     ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies - Continued

                                   Oppenheimer Variable Account Funds
                         ------------------------------------------------------
                                   Aggressive   Capital      High     Multiple
                           Bond      Growth   Appreciation  Income   Strategies
                           Fund       Fund        Fund       Fund       Fund
                         --------- ---------- ------------ --------- ----------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --           --         --        --
                          ------     -----       ------     ------     -----
 Net premiums...........   2,180     1,554        2,669      1,658     2,207
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............     --        --           --         --        --
 Loans..................     --        --           --         --        --
 Cost of insurance and
  administrative
  expenses..............    (319)     (145)        (343)      (103)      (63)
 Interfund transfers....     675     1,719          456        255        46
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........   2,536     3,128        2,782      1,810     2,190
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1998......   2,536     3,128        2,782      1,810     2,190
                          ------     -----       ------     ------     -----
 Net premiums...........   2,591     1,518        5,822      3,721     2,421
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............      (1)     (109)          (3)       --        --
 Loans..................     --         (2)         (61)       --        --
 Cost of insurance and
  administrative
  expenses..............  (1,241)     (489)      (1,163)      (557)     (294)
 Interfund transfers....   4,538       391        1,282      2,515       (67)
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........   5,887     1,309        5,877      5,679     2,060
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1999......   8,423     4,437        8,659      7,489     4,250
                          ======     =====       ======     ======     =====
                                    Variable Insurance Products Fund
                         ------------------------------------------------------
                           Money      High      Equity-
                          Market     Income      Income     Growth    Overseas
                         Portfolio Portfolio   Portfolio   Portfolio Portfolio
                         --------- ---------- ------------ --------- ----------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --           --         --        --
                          ------     -----       ------     ------     -----
 Net premiums...........                          4,605      1,787       590
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --           --         --        --
 Surrenders.............     --        --           --          (2)      --
 Loans..................     --        --           --         --        --
 Cost of insurance and
  administrative
  expenses..............     --        --          (436)      (186)      (63)
 Interfund transfers....     --        --         2,211        171        44
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........     --        --         6,380      1,770       571
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1998......     --        --         6,380      1,770       571
                          ------     -----       ------     ------     -----
 Net premiums...........     --        --         6,469      8,198     3,033
 Loan interest..........     --        --           --         --        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     --        --          (413)       --        --
 Surrenders.............     --        --           (27)       (28)      --
 Loans..................     --        --           (93)       (96)      --
 Cost of insurance and
  administrative
  expenses..............     --        --        (1,395)    (1,444)     (669)
 Interfund transfers....     --        --         1,232      4,342       868
                          ------     -----       ------     ------     -----
   Net increase in units
    from capital
    transactions........     --        --         5,773     10,972     3,232
                          ------     -----       ------     ------     -----
Units outstanding at
 December 31, 1999......     --        --        12,153     12,742     3,803
                          ======     =====       ======     ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                     Variable Insurance    Variable Insurance
                                      Products Fund II      Products Fund III
                                    -------------------- -----------------------
                                      Asset              Growth &     Growth
                                     Manager  Contrafund  Income   Opportunities
                                    Portfolio Portfolio  Portfolio   Portfolio
                                    --------- ---------- --------- -------------
Type II Units:
Units outstanding at December 31,
 1997..............................     --         --        --          --
                                      -----     ------    ------      ------
 Net premiums......................   1,321     11,842     6,034       2,476
 Loan interest.....................     --         --        --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
 Death benefits....................     --         --        --          --
 Surrenders........................     --         (35)      --          (31)
 Loans.............................     --        (123)      201         --
 Cost of insurance and
  administrative expenses..........     (67)      (904)     (599)       (208)
 Interfund transfers...............      24      4,847     3,160         245
                                      -----     ------    ------      ------
   Net increase in units from
    capital transactions...........   1,278     15,627     8,796       2,482
                                      -----     ------    ------      ------
Units outstanding at December 31,
 1998..............................   1,278     15,627     8,796       2,482
                                      -----     ------    ------      ------
 Net premiums......................   1,964     16,460    22,463       7,729
 Loan interest.....................     --          (3)      --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
 Death benefits....................     --         --        --          --
 Surrenders........................     --         (33)      (32)        --
 Loans.............................       1       (487)      (29)        (31)
 Cost of insurance and
  administrative expenses..........    (280)    (3,385)   (4,444)     (1,892)
 Interfund transfers...............      85     13,182     5,886       4,477
                                      -----     ------    ------      ------
   Net increase in units from
    capital transactions...........   1,770     25,734    23,844      10,283
                                      -----     ------    ------      ------
Units outstanding at December 31,
 1999..............................   3,048     41,361    32,640      12,765
                                      =====     ======    ======      ======

                                 Federated Insurance
                                        Series             Alger American Fund
                               ------------------------ -------------------------
                               American  High                Small
                               Leaders  Income  Utility  Capitalization  Growth
                               Fund II  Fund II Fund II    Portfolio    Portfolio
                               -------- ------- ------- --------------- ---------
Type II Units:
Units outstanding at December
 31, 1997....................      --      --      --          --           --
                                ------   -----   -----      ------       ------
 Net premiums................    3,993   1,042   1,404       2,957        2,770
 Loan interest...............      --      --      --          --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Death benefits..............      --      --      --          --           --
 Surrenders..................      --      --      --          --           --
 Loans.......................      --      --      --          --           --
 Cost of insurance and
  administrative expenses....     (282)    (90)    (89)       (317)        (366)
 Interfund transfers.........    1,544      85      35       3,104        3,686
                                ------   -----   -----      ------       ------
   Net increase in units from
    capital transactions.....    5,255   1,037   1,350       5,744        6,090
                                ------   -----   -----      ------       ------
Units outstanding at December
 31, 1998....................    5,255   1,037   1,350       5,744        6,090
                                ------   -----   -----      ------       ------
 Net premiums................    9,243   5,365   2,927       9,990       24,310
 Loan interest...............      --      --       (3)        --           --
 Transfers (to) from the
  general account of GE Life
  & Annuity:
 Death benefits..............      --      --      --          --           --
 Surrenders..................       (1)    --      --          (36)         (72)
 Loans.......................       (1)    --     (566)        --           (32)
 Cost of insurance and
  administrative expenses....   (1,629)   (812)   (478)     (1,870)      (4,566)
 Interfund transfers.........    3,735   2,531   4,176       4,696       17,028
                                ------   -----   -----      ------       ------
   Net increase in units from
    capital transactions.....   11,347   7,084   6,056      12,780       36,668
                                ------   -----   -----      ------       ------
Units outstanding at December
 31, 1999....................   16,602   8,121   7,406      18,524       42,758
                                ======   =====   =====      ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                        PBHG Insurance
                                                    Janus Aspen Series                                Series Fund, Inc.
                      ------------------------------------------------------------------------------ --------------------
                      Aggressive                                Flexible  International   Capital    PBHG Large   PBHG
                        Growth    Growth   World Wide Balanced   Income      Growth     Appreciation Cap Growth Growth II
                      Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio   Portfolio  Portfolio
                      ---------- --------- ---------- --------- --------- ------------- ------------ ---------- ---------
Type II Units:
Units outstanding at
 December 31, 1997..       --        --         --        --        --          --            --         --         --
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
 Net premiums.......     8,732     9,826     15,030    10,226       365      15,053         3,233        812        367
 Loan interest......       --        --         --        --        --          --            --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
  Death benefits....       --        --         --        --        --          --            --         --         --
  Surrenders........       --        (23)       (22)      --        --          --            --         (20)        (8)
  Loans.............       --        --         --        --        --          --            --         --         --
  Cost of insurance
   and
   administrative
   expenses.........      (594)     (753)    (1,180)     (735)      (44)       (999)         (279)      (127)       (74)
 Interfund
  transfers.........     3,849     1,299      5,095     3,376       111       7,307           595        --       2,930
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Net increase in
 units from capital
 transactions.......    11,987    10,349     18,923    12,867       432      21,361         3,549        665      3,215
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Units outstanding at
 December 31, 1998..    11,987    10,349     18,923    12,867       432      21,361         3,549        665      3,215
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
 Net premiums.......    20,475    25,736     27,011    18,588     3,248       9,638        27,320      1,792      1,601
 Loan interest......       --        --          (8)       (1)      --           (7)          --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
  Death benefits....       --        --        (717)      --        --          --            --         --         --
  Surrenders........       --        (48)       (92)     (326)      --          --             (1)       (13)       --
  Loans.............       (70)     (127)    (1,325)     (203)      --       (1,336)          (80)        (1)       --
  Cost of insurance
   and
   administrative
   expenses.........    (3,896)   (4,807)    (6,014)   (3,963)     (612)     (2,838)       (3,898)      (786)      (290)
 Interfund
  transfers.........    16,837    17,635     10,749     3,842     5,581      18,259        18,547        709      3,114
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Net increase in
 units from capital
 transactions.......    33,346    38,389     29,604    17,937     8,217      23,716        41,888      1,701      4,425
                        ------    ------     ------    ------     -----      ------        ------      -----      -----
Units outstanding at
 December 31, 1999..    45,333    48,738     48,527    30,804     8,649      45,077        45,437      2,366      7,640
                        ======    ======     ======    ======     =====      ======        ======      =====      =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust             Series Fund, Inc.
                                   ------------------  --------------------------
                                     Growth   Mid Cap  Strategic           Total
                                   and Income  Value     Bond    Investors Return
                                      Fund     Fund      Fund      Fund     Fund
                                   ---------- -------  --------- --------- ------
Type II Units:
Units outstanding at December 31,
 1997............................      --        --        --       --      --
                                     -----    ------     -----      ---     ---
 Net premiums....................    1,115       742       --       --      --
 Loan interest...................      --        --        --       --      --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................      --        --        --       --      --
  Surrenders.....................      --        --        --       --      --
  Loans..........................      --        --        --       --      --
  Cost of insurance and adminis-
   trative expenses..............      (23)     (131)      --       --      --
 Interfund transfers.............      --     10,240       --       --      --
                                     -----    ------     -----      ---     ---
Net increase (decrease) in units
 from capital transactions.......    1,092    10,851       --       --      --
                                     -----    ------     -----      ---     ---
Units outstanding at December 31,
 1998............................    1,092    10,851       --       --      --
                                     -----    ------     -----      ---     ---
 Net premiums....................    1,560     2,252     5,549      548       6
 Loan interest...................      --        --        --       --      --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................      --        --        --       --      --
  Surrenders.....................      (18)      --        --       --      --
  Loans..........................      --        --        --       --      --
  Cost of insurance and adminis-
   trative expenses..............     (378)     (478)     (286)     (53)     (4)
 Interfund transfers.............       35    (5,286)      173      128     --
                                     -----    ------     -----      ---     ---
Net increase (decrease) in units
 from capital transactions.......    1,199    (3,512)    5,436      623       2
                                     -----    ------     -----      ---     ---
Units outstanding at December 31,
 1999............................    2,291     7,339     5,436      623       2
                                     =====    ======     =====      ===     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or 15 years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  GE Investments Funds, Inc. (the Fund) is an openend diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and annuities issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund,.85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and
 .55% for the U.S. Equity Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion of these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

                                 /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value....... $ 8,033.7  $ 7,022.8
 Equity securities available-for-sale, at fair value:
  Common stocks...........................................       9.2        6.1
  Preferred stocks, non-redeemable........................      23.9       48.3
 Investment in subsidiary.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $23.3 and
  $20.9 at December 31, 1999 and 1998, respectively.......     810.5      745.8
 Policy loans.............................................      58.5      204.4
 Real estate owned........................................       2.5        2.5
 Other invested assets....................................     141.5      130.8
                                                           ---------  ---------
  Total investments.......................................   9,082.4    8,163.3
                                                           ---------  ---------
Cash......................................................      21.2       11.1
Accrued investment income.................................     190.2      141.5
Deferred acquisition costs................................     482.5      282.8
Intangible assets.........................................     472.8      458.3
Reinsurance recoverable...................................      72.4       68.9
Deferred income tax asset.................................     120.3       42.1
Other assets..............................................     269.7       64.2
Separate account assets...................................   9,245.8    5,528.7
                                                           ---------  ---------
  Total Assets............................................ $19,957.3  $14,760.9
                                                           =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits..................... $ 9,063.0  $ 7,538.1
 Liability for policy and contract claims.................     110.7      154.2
 Other policyholder liabilities...........................     138.8      118.9
 Accounts payable and accrued expenses....................     193.3      127.2
 Separate account liabilities.............................   9,245.8    5,528.7
                                                           ---------  ---------
  Total liabilities.......................................  18,751.6   13,467.1
                                                           ---------  ---------
Shareholders' interest:
 Net unrealized investment gains (losses).................    (134.2)      57.8
                                                           ---------  ---------
 Accumulated non-owner changes in equity..................    (134.2)      57.8
 Preferred stock, Series A ($1,000 par value, $1,000 re-
  demption and liquidation value, 200,000 shares autho-
  rized, 120,000 shares issued and outstanding)...........     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized, 25,651
  shares issued and outstanding in 1999; 7,010 issued and
  outstanding, 18,641 declared but not issued in 1998)....      25.6       25.6
 Additional paid-in capital...............................   1,050.7    1,050.1
 Retained earnings........................................     143.6       40.3
                                                           ---------  ---------
  Total shareholders' interest............................   1,205.7    1,293.8
                                                           ---------  ---------
  Total Liabilities and Shareholders' Interest............ $19,957.3  $14,760.9
                                                           =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    ---------------------------
                                                      1999     1998     1997
                                                    --------  -------- --------
Revenues:
 Net investment income............................. $  638.2  $ 574.7  $ 562.7
 Net realized investment gains.....................     12.0     29.6     19.0
 Premiums..........................................    123.9    123.1    171.8
 Cost of insurance.................................    129.0    128.5    127.2
 Variable product fees.............................     90.2     60.8     44.4
 Other income......................................     24.6     22.3     23.7
                                                    --------  -------  -------
  Total revenues...................................  1,017.9    939.0    948.8
                                                    --------  -------  -------
Benefits and expenses:
 Interest credited.................................    440.8    378.4    373.7
 Benefits and other changes in policy reserves.....    214.7    178.4    217.2
 Commissions.......................................    192.1    112.8    139.1
 General expenses..................................    124.7    111.0     92.2
 Amortization of intangibles, net..................     58.3     64.8     69.7
 Change in deferred acquisition costs, net.........   (179.1)   (74.7)  (112.6)
 Interest expense..................................      1.9      2.2      --
                                                    --------  -------  -------
  Total benefits and expenses......................    853.4    772.9    779.3
                                                    --------  -------  -------
  Income before income taxes and cumulative effect
   of accounting change............................    164.5    166.1    169.5
Provision for income taxes.........................     56.6     60.3     62.1
                                                    --------  -------  -------
  Income before cumulative effect of accounting
   change..........................................    107.9    105.8    107.4
                                                    --------  -------  -------
Cumulative effect of accounting change, net of
 tax...............................................      5.0      --       --
                                                    --------  -------  -------
  Net Income....................................... $  112.9  $ 105.8  $ 107.4
                                                    ========  =======  =======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST
                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner               Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- -------- -------------
Balances at December 31,
 1996...................      --    --    7,010   7.0      --     --     1,060.6       25.8       85.7     1,179.1
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       107.4       107.4
 Net unrealized gains on
  investment securities
  (a)...................      --    --      --    --       --     --         --        61.9        --         61.9
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     169.3
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (2.2)       --         --         (2.2)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1997...................      --    --    7,010   7.0      --     --     1,058.4       87.7      193.1     1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       105.8       105.8
 Net unrealized losses
  on investment securi-
  ties (a)..............      --    --      --    --       --     --         --       (29.9)       --        (29.9)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                      75.9
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --      (120.0)     (120.0)
Preferred stock divi-
 dend...................  120,000 120.0     --    --       --     --         --         --      (120.0)        --
Common stock dividend
 declared but not is-
 sued...................      --    --      --    --    18,641   18.6        --         --       (18.6)        --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (8.3)       --         --         (8.3)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1998...................  120,000 120.0   7,010   7.0   18,641   18.6    1,050.1       57.8       40.3     1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       112.9       112.9
 Net unrealized losses
  on investment securi-
  ties (a)..............      --    --      --    --       --     --         --      (192.0)       --       (192.0)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     (79.1)
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --        (9.6)       (9.6)
Common stock issued.....      --    --   18,641  18.6  (18,641) (18.6)       --         --         --          --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --         0.6        --         --          0.6
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1999...................  120,000 120.0  25,651  25.6      --     --     1,050.7     (134.2)     143.6     1,205.7
                          ======= =====  ======  ====  =======  =====    =======     ======     ======     =======

-------
(a) Presented net of deferred taxes of $72.2, $(31.1) and $(47.2) in 1999, 1998, and 1997, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   112.9  $   105.8  $   107.4
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (169.5)    (171.6)    (170.7)
  Increase in future policy benefits..........     565.5      440.6      461.2
  Net realized investment gains...............     (12.0)     (29.6)     (19.0)
  Amortization of investment premiums and dis-
   counts.....................................      (1.3)      (1.3)       4.7
  Amortization of intangibles.................      58.3       64.8       69.7
  Deferred income tax expense (benefit).......      25.0       29.5       (9.6)
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (48.6)       1.5       (5.7)
    Deferred acquisition costs................    (179.1)     (74.7)    (112.6)
    Other assets, net.........................    (200.1)     (30.3)     (14.3)
   Increase (decrease) in:
    Policy and contract claims................     (43.4)      18.0       36.4
    Other policyholder liabilities............      20.0        2.5       (0.4)
    Accounts payable and accrued expenses.....      73.8       19.6     (113.3)
                                               ---------  ---------  ---------
     Total adjustments........................      88.6      269.0      126.4
                                               ---------  ---------  ---------
     Net cash provided by operating activi-
      ties....................................     201.5      374.8      233.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of invest-
  ment securities and other invested assets...   1,702.2    2,238.0      992.3
 Principal collected on mortgage loans........     103.3      138.3       91.8
 Proceeds collected from securitization.......     145.1        --         --
 Purchase of investment securities and other
  invested assets.............................  (3,086.2)  (2,685.4)  (1,232.6)
 Mortgage loans originations and increase in
  policy loans................................    (170.4)    (212.3)    (121.5)
                                               ---------  ---------  ---------
     Net cash used in investing activities....  (1,306.0)    (521.4)    (270.0)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment con-
  tracts......................................   4,717.6    2,280.0    1,961.9
 Redemption and benefit payments on investment
  contracts...................................  (3,593.4)  (2,016.2)  (1,973.4)
 Cash dividend to shareholders................      (9.6)    (120.0)       --
                                               ---------  ---------  ---------
     Net cash provided by (used in) financing
      activities..............................   1,114.6      143.8      (11.5)
                                               ---------  ---------  ---------
     Net increase (decrease) in cash and
      equivalents.............................      10.1       (2.8)     (47.7)
Cash and cash equivalents at beginning of
 year.........................................      11.1       13.9       61.6
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    21.2  $    11.1  $    13.9
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interests. Accordingly, the GELAAC consolidated financial statements have been restated for the years ended December 31, 1998 and 1997 as if Harvest had been a part of LOV as of January 1, 1997.

The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is a wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, ordinary and group), (iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

Approximately 17%, 20% and 27% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 17%, 27% and 13% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the Mid-Atlantic region of the United States.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(1) Summary of Significant Accounting Policies -- Continued

Although the Company markets its products through numerous distributors, approximately 28%, 20% and 19% of the Company's sales in 1999, 1998, and 1997, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

 (d) Revenues

Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity in the consolidated statements of shareholders' interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

 (k) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1999, approximately $44.3 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

(2) Investments

 (a) General

The sources of investment income of the Company for the years ended December 31, were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $560.1  $489.8  $477.2
   Equity securities....................................    --      4.9     7.3
   Mortgage loans.......................................   66.9    64.2    61.0
   Policy loans.........................................   14.0    14.4    13.7
   Other investments....................................    2.5     6.7     9.0
                                                         ------  ------  ------
   Gross investment income..............................  643.5   580.0   568.2
   Investment expenses..................................   (5.3)   (5.3)   (5.5)
                                                         ------  ------  ------
   Net investment income................................ $638.2  $574.7  $562.7
                                                         ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        1999     1998     1997
                                                       ------  --------  ------
   Sales proceeds..................................... $590.3  $1,330.0  $483.6
                                                       ======  ========  ======
   Gross realized investment:
    Gains.............................................   28.6      43.8    24.5
    Losses............................................  (16.6)    (14.2)   (5.5)
                                                       ------  --------  ------
   Net realized investment gains...................... $ 12.0  $   29.6  $ 19.0
                                                       ======  ========  ======

The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                       1999     1998    1997
                                                      -------  ------  ------
Net unrealized gains/(losses) on available-for-sale
 investment securities and other invested assets be-
 fore adjustments:
 Fixed maturities.................................... $(245.0) $138.2  $192.2
 Equity securities...................................    (0.4)    5.5    14.6
 Other invested assets...............................    (4.1)    2.3     6.4
                                                      -------  ------  ------
  Subtotal...........................................  (249.5)  146.0   213.2
                                                      -------  ------  ------
Adjustments to the present value of future profits
 and deferred acquisition costs                          43.1   (57.1)  (78.3)
Deferred income taxes................................    72.2   (31.1)  (47.2)
                                                      -------  ------  ------
  Net unrealized gains/(losses)...................... $(134.2) $ 57.8  $ 87.7
                                                      =======  ======  ======

At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1999                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $    9.8    $ 0.1     $  (0.2)  $    9.7
State and municipal..................       1.5      --          --         1.5
Non-U.S. government..................       3.0      --         (0.2)       2.8
U.S. corporate.......................   4,936.3     21.4      (227.6)   4,730.1
Non-U.S. corporate...................     624.6      8.1       (17.8)     614.9
Mortgage-backed......................   1,696.5     16.9       (27.4)   1,686.0
Asset-backed.........................   1,007.0      1.5       (19.8)     988.7
                                       --------    -----     -------   --------
  Total fixed maturities.............   8,278.7     48.0      (293.0)   8,033.7
Common stocks and non-redeemable
 preferred stocks....................      33.5      1.3        (1.7)      33.1
                                       --------    -----     -------   --------
Total available-for-sale securities..  $8,312.2    $49.3     $(294.7)  $8,066.8
                                       ========    =====     =======   ========


             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1998                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturites:
U.S. government and agency...........  $   66.3    $  2.2     $ (0.1)  $   68.4
State and municipal..................       1.6       0.4        --         2.0
Non-U.S. government..................       3.0       --        (0.4)       2.6
U.S. corporate.......................   4,223.8     142.2      (54.6)   4,311.4
Non-U.S. corporate...................     314.3       6.4       (9.0)     311.7
Mortgage-backed......................   1,665.0        58         (9)   1,714.0
Asset-backed.........................     610.6       7.8       (5.7)     612.7
                                       --------    ------     ------   --------
  Total fixed maturities.............   6,884.6     217.0      (78.8)   7,022.8
Common stocks and non-redeemable
 preferred stocks....................      48.9       5.8       (0.3)      54.4
                                       --------    ------     ------   --------
Total available-for-sale securities..  $6,933.5    $222.8     $(79.1)  $7,077.2
                                       ========    ======     ======   ========

The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  332.4  $  329.7
   Due one year through five years..........................  2,222.5   2,170.0
   Due five years through ten years.........................  1,663.2   1,565.5
   Due after ten years......................................  1,357.1   1,293.8
                                                             --------  --------
     Subtotals..............................................  5,575.2   5,359.0
   Mortgage-backed securities...............................  1,696.5   1,686.0
   Asset-backed securities..................................  1,007.0     988.7
                                                             --------  --------
     Totals................................................. $8,278.7  $8,033.7
                                                             ========  ========

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.9 and $10.8 as of December 31, 1999 and 1998, respectively.

As of December 31, 1999, approximately 26.1% and 16.1% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 1999 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     1999             1998
                                               ---------------- ----------------
                                                 Fair             Fair
                                                value   Percent  value   Percent
                                               -------- ------- -------- -------
   Agencies and treasuries.................... $  284.7    3.5% $  536.0    7.6%
   AAA/Aaa....................................  2,080.7   25.9   1,696.1   24.2
   AA/Aa......................................    461.7    5.7     415.2    5.9
   A/A........................................  1,807.5   22.5   1,388.8   19.8
   BBB/Baa....................................  2,078.2   25.9   1,980.8   28.2
   BB/Ba......................................    368.2    4.6     401.5    5.7
   B/B........................................    191.6    2.4     188.5    2.7
   CCC/Ca.....................................      0.7    0.0       --     --
   CC/Ca......................................      0.1    0.0       --     --
   Not rated..................................    760.3    9.5     415.9    5.9
                                               --------  -----  --------  -----
   Totals..................................... $8,033.7  100.0% $7,022.8  100.0%
                                               ========  =====  ========  =====

Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

At December 31, 1999 and 1998, there were fixed maturities in default with a fair value of $1.0 and $4.5, respectively.

 (b) Mortgage and Real Estate Portfolio

The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

Geographic distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.0%     100.0%
   Pacific.................................................   26.0        --
   East North Central......................................   15.0        --
   West South Central......................................   10.0        --
   Mountain................................................    5.0        --
   Other...................................................   14.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(2) Investments -- Continued

Type distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   22.0%        --%
   Retail..................................................   30.0      100.0
   Industrial..............................................   23.0        --
   Apartments..............................................   15.0        --
   Other...................................................   10.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

"Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

Under these principles, the Company has two types of "impaired" loans as of December 31, 1999 and 1998: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($12.5 and $11.3, respectively). There was no allowance for losses on these loans as of December 31, 1999 or 1998. Average investment in impaired loans during 1999, 1998 and 1997 was $15.0, $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $2.6, $1.8 and $2.0 for the years ended 1999, 1998 and 1997, respectively.

The following table shows the activity in the allowance for losses during the years ended December 31:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Balance on January 1...................................... $20.9 $17.7 $21.0
   Provision charged to operations...........................   1.6   1.5   1.4
   Amounts written off, net of recoveries....................   0.8   1.7  (4.7)
                                                              ----- ----- -----
   Balance at December 31.................................... $23.3 $20.9 $17.7
                                                              ===== ===== =====

The allowance for losses on mortgage loans at December 31, 1999 and 1998 represented 2.8% and 2.7% of gross mortgage loans, respectively.

The Company had $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 1999 and 1998 respectively.

(3) Deferred Acquisition Costs

Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $296.1  $221.4  $108.8
   Costs deferred.....................................  218.9   107.0   130.6
   Amortization, net..................................  (39.8)  (32.3)  (18.0)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  475.2   296.1   221.4
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3   (13.3)  (14.8)
                                                       ------  ------  ------
   Balance at December 31............................. $482.5  $282.8  $206.6
                                                       ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(4) Intangibles

 (a) Present Value of Future Profits

PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.
PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

The components of PVFP are as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $367.0  $426.9  $487.9
   Interest accreted at 7.19%, 6.25% and 6.75% for
    1999, 1998, and 1997, respectively................   21.9    24.0    28.4
   Amortization.......................................  (74.1)  (83.9)  (89.4)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  314.8   367.0   426.9
   Cumulative effect of net unrealized investment
    (gains) losses....................................   35.8   (43.8)  (63.5)
                                                       ------  ------  ------
   Balance at December 31............................. $350.6  $323.2  $363.4
                                                       ======  ======  ======

The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000................................... 14.7%
              2001................................... 12.4
              2002................................... 10.2
              2003...................................  8.5
              2004...................................  7.2

 (b) Goodwill

Goodwill represents the excess of purchase price over the fair value of the assets acquired, less the fair value of the liabilities assumed which has been pushed-down to the consolidated financial statements by the Company's parent. Adjustments to the purchase price related to pre-acquisition contingencies are recorded as adjustments to goodwill in the period in which they are resolved.

At December 31, 1999 and 1998, total unamortized goodwill was $121.4 and $134.2, respectively, which is shown net of accumulated amortization and adjustments of $36.1 and $50.9 for the years ended December 31, 1999 and 1998, respectively. Goodwill amortization was $6.0, $4.9, and $8.7 for the years ending December 31, 1999, 1998 and 1997, respectively. Adjustments to goodwill totaled ($6.8), ($27.6) and ($1.9) for the years ending December 31, 1999, 1998 and 1997, respectively.

(5) Reinsurance and Claim Reserves

GELAAC is involved in both the cession and assumption of reinsurance with other companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(5) Reinsurance and Claim Reserves -- Continued

Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

A summary of reinsurance activity is as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Direct............................................... $348.0  $427.5  $412.7
   Assumed..............................................   17.9    19.2    20.7
   Ceded................................................ (113.0) (195.1) (134.4)
                                                         ------  ------  ------
   Net premiums earned.................................. $252.9  $251.6  $299.0
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      7%      8%      7%
                                                         ======  ======  ======

Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

During 1998 and 1997, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998 and 1997, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

Incurred losses and loss adjustment expenses are net of reinsurance of $68.2, $112.4 and $85.6 for the years ended December 31, 1999, 1998 and 1997, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(6) Future Annuity and Contract Benefits -- Continued

The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                 December 31,
                              Withdrawal     Morbidity  Interest Rate -----------------
                              Assumption     Assumption  Assumption     1999     1998
                          ------------------ ---------- ------------- -------- --------
Investment Contracts....         N/A            N/A          N/A      $6,891.1 $5,416.2
Limited-payment
 Contracts..............         None            (a)       4.0-9.3%       16.3     14.4
Traditional life
 insurance contracts....  Company Experience     (b)         7.1%        380.8    381.5
Universal life-type
 contracts..............         N/A            N/A          N/A       1,730.2  1,684.7
Accident & Health.......  Company Experience     (c)       3.5-7.5%       44.6     41.3
                                                                      -------- --------
Total future annuity and
 contract benefits......                                              $9,063.0 $7,538.1
                                                                      ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7) Income Taxes

GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. As such the Company is not at risk for income taxes nor entitled to recoveries related to post-acquisition periods.

The total provision for income taxes at December 31, consisted of the following components:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Current federal income tax provision ..................... $29.3 $29.2 $69.1
   Deferred federal income tax provision (benefit)...........  24.9  28.7  (9.5)
                                                              ----- ----- -----
     Subtotal-federal provision..............................  54.2  57.9  59.6
   Current state income tax provision .......................   2.3   1.6   2.6
   Deferred state income tax provision (benefit).............   0.1   0.8  (0.1)
                                                              ----- ----- -----
     Subtotal-state provision................................   2.4   2.4   2.5
                                                              ----- ----- -----
     Total income tax provision.............................. $56.6 $60.3 $62.1
                                                              ===== ===== =====

The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.7
   Dividends received deduction............................... (1.1) (0.2)  --
   Other, net................................................. (1.2)  --   (0.5)
                                                               ----  ----  ----
     Effective rate........................................... 34.4% 36.3% 36.7%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(7) Income Taxes -- Continued

The components of the net deferred income tax asset at December 31 are as follows:

                                                                   1999   1998
                                                                  ------ ------
   Assets:
    Insurance reserve amounts.................................... $149.0 $159.5
    Investments..................................................   10.7    --
    Net unrealized investment losses on investment securities....   72.2    --
    Other........................................................   22.2    7.7
                                                                  ------ ------
     Total deferred tax assets...................................  254.1  167.2
                                                                  ------ ------
   Liabilities:
    Net unrealized investment gains on investment securities.....    --    31.1
    Investments..................................................    --    15.9
    Present value of future profits..............................   59.6   67.1
    Deferred acquisition costs...................................   74.2   11.0
                                                                  ------ ------
     Total deferred tax liabilities..............................  133.8  125.1
                                                                  ------ ------
     Net deferred income tax asset............................... $120.3 $ 42.1
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company paid $41.8, $25.6 and $70.6, for federal and state income taxes for the years ended December 31, 1999, 1998 and 1997, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $14.8, $11.5 and $11.9 for the years ended December 31, 1999, 1998 and 1997, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $45.1, $19.1 and $4.6, for the years ended December 31, 1999, 1998 and 1997, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.9 and $2.2 with no outstanding borrowings at December 31, 1999 and $64.3 outstanding at December 31, 1998.

   During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1999 and 1998, totaled $30.8 and $75.9, respectively.

 (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(9) Commitments and Contingencies -- Continued

There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.1, $3.1, and $4.6 to various state guaranty associations during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, accounts payable and accrued expenses include $4.1 and $17.8, respectively, related to estimated future payments.

(c) Litigation

The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

The Company has no derivative financial instruments as of December 31, 1999 and 1998 other than mortgage loan commitments of $53.0 and $83.8 and interest rate floors of $13.9 and $17.2, respectively. The notional value of the interest rate floors at December 31, 1999 and 1998, was $1,800 and the floors expire from September 2003 to October 2003.

The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 1999 and 1998.

At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                  1999              1998
                                            ----------------- -----------------
                                            Carrying   Fair   Carrying   Fair
                                             amount   value    amount   value
                                            -------- -------- -------- --------
   Mortgage loans.......................... $  810.5 $  819.4 $  745.8 $  828.3
   Investment type insurance contracts.....  6,891.1  6,849.8  5,416.2  5,441.8
   Interest rate floors....................     13.9      1.2     17.2     12.5

The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(11) Restrictions on Dividends

Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 2000 is $54.2.

On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            1999   1998   1997
                                                           ------ ------ ------
   Statutory net income................................... $ 70.8 $ 70.1 $ 80.9
   Statutory capital and surplus.......................... $542.5 $577.5 $600.0

The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 1999, 1998 and 1997
             (Dollar amounts in millions, except per share amounts)


(13) Operating Segment Information -- Continued

  The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1999 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   634.2       $  4.0      $   638.2
Net realized investment gains........        12.0          --            12.0
Premiums.............................        67.8         56.1          123.9
Other revenues.......................       243.6          0.2          243.8
                                        ---------       ------      ---------
  Total revenues.....................       957.6         60.3        1,017.9
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5          655.5
Commissions..........................       179.7         12.4          192.1
Amortization of intangibles..........        56.2          2.1           58.3
Other operating costs and expenses...       (55.1)         2.6          (52.5)
                                        ---------       ------      ---------
  Total benefits and expenses........       797.8         55.6          853.4
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.8       $  4.7      $   164.5
                                        =========       ======      =========
Total Assets.........................   $19,774.2       $183.1      $19,957.3
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1998 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   569.4       $  5.3      $   574.7
Net realized investment gains........        29.6          --            29.6
Premiums.............................       101.4         21.7          123.1
Other revenues.......................       211.1          0.5          211.6
                                        ---------       ------      ---------
  Total revenues.....................       911.5         27.5          939.0
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       560.7         (3.9)         556.8
Commissions..........................       106.2          6.6          112.8
Amortization of intangibles..........        55.1          9.7           64.8
Other operating costs and expenses...        26.0         12.5           38.5
                                        ---------       ------      ---------
  Total benefits and expenses........       748.0         24.9          772.9
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   163.5       $  2.6      $   166.1
                                        =========       ======      =========
Total Assets.........................   $14,661.1       $ 99.8      $14,760.9
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1997 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   555.7       $  7.0      $   562.7
Net realized investment gains........        19.0          --            19.0
Premiums.............................       105.6         66.2          171.8
Other revenues.......................       195.1          0.2          195.3
                                        ---------       ------      ---------
  Total revenues.....................       875.4         73.4          948.8
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       548.4         42.5          590.9
Commissions..........................       125.2         13.9          139.1
Amortization of intangibles..........        66.6          3.1           69.7
Other operating costs and expenses...       (24.5)         4.1          (20.4)
                                        ---------       ------      ---------
  Total benefits and expenses........       715.7         63.6          779.3
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.7       $  9.8      $   169.5
                                        =========       ======      =========
Total Assets.........................   $12,699.0       $ 47.9      $12,746.9
                                        =========       ======      =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(14) Accounting Pronouncements Not Yet Adopted

The Financial Accounting Standards Board ("FASB") has issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement No. 133), effective for GELAAC on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133.) Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB, and the effects on accounting for GELAAC financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(15) Cumulative Effect of Accounting Change

The American Institute of Certified Public Accountants has issued Statement of Position ("SOP") No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle resulting in an increase to net income of $5 (net of income taxes of $2.8).